As filed with the Securities and Exchange Commission on May 31, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4000

Summit Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

1876 Waycross Road, Cincinnati, Ohio 45240
(Address of principal executive offices) (Zip code)

John F. Labmeier, Esq.
The Union Central Life Insurance Company
P.O. Box 40888
Cincinnati, Ohio 45240
(Name and address of agent for service)

(513) 595-2600
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

Schedule of Investments
Zenith Portfolio
March 31, 2005 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Consumer Discretionary - 11.7%
The Walt Disney Co.	36,200	$ 1,040,026
News Corp.	59,900	1,054,839
Sony Corp. ADR	33,000	1,320,660
Time Warner, Inc. (a)	74,900	1,314,495
Viacom, Inc. - Class B	38,549	1,342,662
		6,072,682
Consumer Non Cyclical - 6.8%
The Coca-Cola Co.	28,400	1,183,428
Kraft Foods, Inc.	31,800	1,050,990
Unilever NV ADR	19,100	1,306,822
		3,541,240
Energy - 12.1%
Anadarko Petroleum Corp.	6,600	502,260
Baker Hughes, Inc.	23,400	1,041,066
ChevronTexaco Corp.	18,938	1,104,275
ConocoPhillips	5,071	546,856
Devon Energy Corp.	13,800	658,950
Nabors Industries Ltd. (a)	15,100	893,014
Unocal Corp.	11,100	684,759
Weatherford International Ltd. (a)	14,600	845,924
		6,277,104
Financials - 27.5%
Alliance Capital Management Holding LP	27,800	1,310,770
Bank of America Corp.	14,700	648,270
The Bank of New York Co., Inc.	36,100	1,048,705
The Charles Schwab Corp.	42,800	449,828
Citigroup, Inc.	25,600	1,150,464
Equity Residential	39,800	1,281,958
Freddie Mac	7,100	448,720
The Goldman Sachs Group, Inc.	5,800	637,942
J.P. Morgan Chase & Co.	36,204	1,252,658
Marsh & McLennan Companies, Inc.	15,800	480,636
Mellon Financial Corp.	28,500	813,390
Morgan Stanley	14,200	812,950
PNC Financial Services Group	19,500	1,003,860
The St. Paul Travelers Companies Inc.	34,700	1,274,531
Washington Mutual, Inc.	18,700	738,650
Wells Fargo & Co.	16,000	956,800
		14,310,132
Health Care - 6.2%
Bristol-Myers Squibb Co.	33,400	850,364
Johnson & Johnson	8,300	557,428
Merck & Co., Inc.	22,200	718,614
Pfizer, Inc.	42,300	1,111,221
		3,237,627
Industrials - 4.9%
Deere & Co.	14,200	953,246
General Electric Co.	29,300	1,056,558
SPX Corp.	13,100	566,968
		2,576,772
Materials - 4.6%
Alcan, Inc.	21,000	796,320
EI Du Pont de Nemours & Co.	19,900	1,019,676
The Dow Chemical Co.	11,400	568,290
		2,384,286
Technology - 10.2%
Electronic Data Systems Corp.	22,700	469,209
Hewlett-Packard Co.	50,900	1,116,746
Intel Corp.	37,300	866,479
International Business Machines Corp.	9,100	831,558
Microsoft Corp.	39,700	959,549
Nokia OYJ ADR	69,900	1,078,557
		5,322,098
Transportation - 3.9%
CSX Corp.	23,500	978,775
Union Pacific Corp.	15,000	1,045,500
		2,024,275
Utilities - 8.0%
ALLTEL Corp.	8,700	477,195
Ameren Corp.	10,400	509,704
Cinergy Corp.	12,800	518,656
Comcast Corp. (a)	15,300	511,020
SBC Communications, Inc.	35,900	850,471
The Southern Co.	15,400	490,182
Verizon Communications, Inc.	22,200	788,100
		4,145,328

TOTAL COMMON STOCKS (Cost $45,305,001)		49,891,544

SHORT TERM INVESTMENTS - 3.5%
Northern Institutional Diversified Assets Portfolio	1,827,962	1,827,962

TOTAL SHORT TERM INVESTMENTS (Cost $1,827,962)		1,827,962
Total Investments (Cost $47,132,963) (b) - 99.4%		51,719,506
Northern Institutional Liquid Asset Portfolio(c) - 7.2%		3,757,356
Other Liabilities in Excess of Assets - (6.6%)		(3,440,438)
TOTAL NET ASSETS - 100.0%		$ 52,036,424

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $47,160,608 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $6,092,417 and ($1,533,519), respectively, with a net appreciation / (depreciation) of $4,558,898.

(c)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $3,674,816, $3,757,356 and $0, respectively.

Schedule of Investments
Bond Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 0.4%
Diversified Telecommunication Services - 0.4%
MCI, Inc. (a)	5,067	$ 126,270

TOTAL COMMON STOCKS (Cost $95,679)		126,270

PREFERRED STOCKS - 0.3%
Media - 0.3%
Paxson Communications Corp. 14.25% Payment-in-Kind	21,143	123,836

TOTAL PREFERRED STOCKS (Cost $149,350)		123,836

U.S. TREASURY OBLIGATIONS - 12.4%
U.S. Treasury Notes - 12.4%
3.125% due 09/15/2008	$ 500,000	485,469
3.500% due 11/15/2009	250,000	243,223
3.625% due 05/15/2013	225,000	213,557
4.000% due 11/15/2012	200,000	195,250
4.250% due 08/15/2014	250,000	245,156
4.250% due 11/15/2014	270,000	264,421
5.000% due 02/15/2011 to 08/15/2011	600,000	623,275
5.500% due 05/15/2009	750,000	790,079
5.875% due 11/15/2005	1,150,000	1,168,418

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,281,098)		4,228,848

CORPORATE BONDS - 44.5%
Auto Components - 4.4%
Accuride Corp.
8.500% due 02/01/2015 (b)	125,000	122,500
American Axle & Manufacturing, Inc.
5.250% due 02/11/2014	250,000	222,992
DaimlerChrysler NA Holding Corp.
6.500% due 11/15/2013	250,000	259,994
Enterprise Products Operating LP
5.600% due 10/15/2014 (b)	300,000	296,079
Ford Motor Credit Co.
5.700% due 01/15/2010	300,000	282,587
Lear Corp.
8.110% due 05/15/2009	300,000	324,657
		1,508,809
Automobiles - 1.3%
General Motors Corp.
8.250% due 07/15/2023	234,000	202,137
ICI Wilmington, Inc.
5.625% due 12/01/2013	250,000	253,311
		455,448
Airlines - 0.4%
NWA Trust
10.230% due 06/21/2014	164,677	144,916
Chemicals - 1.5%
Lubrizol Corp.
7.250% due 06/15/2025	300,000	332,637
PQ Corp.
7.500% due 02/15/2013 (b)	31,000	30,535
Resolution Performance Products Inc.
13.500% due 11/15/2010	125,000	135,000
		498,172
Communications Equipment - 1.0%
Panamsat Holding Corp.
0.000%/10.375% Step Bond due 11/01/2014 (b)	125,000	81,250
Sprint Capital Corp.
7.625% due 01/30/2011	250,000	278,278
		359,528
Construction Materials - 0.3%
Werner Holding Co, Inc.
10.000% due 11/15/2007	125,000	88,750
Consumer Finance - 1.3%
Block Financial Corp.
5.125% due 10/30/2014	210,000	201,940
General Motors Acceptance Corp.
5.850% due 01/14/2009	250,000	231,329
		433,269
Diversified Telecommunication Services - 1.6%
MCI, Inc.
6.908% due 05/01/2007	125,000	127,187
Qwest Communications Intl, Inc.
7.750% due 02/15/2014 (b)	125,000	122,188
TELUS Corp.
8.000% due 06/01/2011	250,000	289,509
		538,884
Electric Utilities - 2.5%
The AES Corp.
9.375% due 09/15/2010	125,000	137,812
FirstEnergy Corp.
6.450% due 11/15/2011	240,000	253,211
Kern River Funding Corp.
6.676% due 07/31/2016 (b)	59,660	63,981
Mirant Corp.
7.900% due 07/15/2009 (b)(c)	125,000	99,688
Nevada Power Co.
6.500% due 04/15/2012	31,000	32,007
Sierra Pac Power Co.
6.250% due 04/15/2012	31,000	31,465
TXU Corp.
5.550% due 11/15/2014 (b)	250,000	237,203
		855,367
Electrical Equipment - 0.8%
Ametek, Inc.
7.200% due 07/15/2008	250,000	266,906
Electronic Equipment & Instruments - 1.4%
Jabil Circuit, Inc.
5.875% due 07/15/2010	450,000	464,654
Energy Equipment and Services - 0.2%
Aventine Renewable Energy
9.010% due 12/15/2011 (b)(d)	62,000	62,930
Food Products - 1.4%
Bunge Ltd Finance Corp.
7.800% due 10/15/2012	300,000	347,326
Del Monte Corp.
6.750% due 02/15/2015 (b)	62,000	60,450
Land O'Lakes Capital Trust I
7.450% due 03/15/2028 (b)	125,000	86,875
		494,651
Health Care Equipment & Supplies - 1.4%
Beckman Coulter, Inc.
6.875% due 11/15/2011	300,000	331,669
Fisher Scientific International
8.000% due 09/01/2013	125,000	135,938
		467,607
Health Care Providers & Services - 0.8%
Davita, Inc.
7.250% due 03/15/2015 (b)	31,000	30,380
Genesis HealthCare Corp.
8.000% due 10/15/2013	62,000	67,580
Medco Health Solutions, Inc.
7.250% due 08/15/2013	150,000	165,804
		263,764

Hotels Restaurants & Leisure - 1.6%
American Restaurant Group
11.500% due 11/01/2006 (c)	250,000	155,000
Landrys Restaurants, Inc.
7.500% due 12/15/2014 (b)	125,000	121,250
MGM Mirage Inc.
6.750% due 09/01/2012	125,000	125,937
Mirage Resorts, Inc.
6.750% due 02/01/2008	70,000	71,487
Station Casinos, Inc.
6.000% due 04/01/2012	62,000	61,535
		535,209
Household Durables - 1.1%
MDC Holdings, Inc.
5.500% due 05/15/2013	150,000	148,063
Technical Olympic USA, Inc.
9.000% due 07/01/2010	125,000	129,375
WCI Communities, Inc.
6.625% due 03/15/2015 (b)	125,000	115,625
		393,063
Insurance - 3.6%
American Financial Group Inc.
7.125% due 04/15/2009	250,000	269,030
Farmers Insurance Exchange
6.000% due 08/01/2014 (b)	300,000	304,169
Nationwide Financial Services
5.625% due 02/13/2015	375,000	377,650
USF&G Capital II
8.470% due 01/10/2027	240,000	264,301
		1,215,150
Media - 6.4%
Cadmus Communications Corp.
8.375% due 06/15/2014	63,000	65,835
Charter Communications Operating LLC
8.000% due 04/30/2012 (b)	63,000	62,685
Comcast Corp.
5.300% due 01/15/2014	100,000	98,915
Cox Communications Inc.
5.450% due 12/15/2014 (b)	300,000	292,053
CSC Holdings, Inc.
8.125% due 08/15/2009	125,000	131,875
Dex Media West LLC/Dex Media Finance Co.
9.875% due 08/15/2013	60,000	66,900
Emmis Operating Co.
6.875% due 05/15/2012	125,000	122,500
News America, Inc.
5.300% due 12/15/2014 (b)	361,000	353,637
Paxson Communications Corp.
0.000%/12.250% Step Bond due 01/15/2009	62,000	57,660
RH Donnelley Finance Corp I
8.875% due 12/15/2010 (b)	63,000	68,670
10.875% due 12/15/2012 (b)	63,000	72,607
TCI Communications, Inc.
8.750% due 08/01/2015	240,000	300,134
The Thomson Corp.
6.200% due 01/05/2012	200,000	215,414
Time Warner, Inc.
6.875% due 05/01/2012	240,000	262,100
		2,170,985
Metals and Mining - 0.4%
Falconbridge Ltd.
7.350% due 06/05/2012	125,000	140,371
Multi-Utilities & Unregulated Power - 0.4%
Calpine Corp.
10.500% due 05/15/2006	125,000	123,125
Oil & Gas - 6.6%
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
8.875% due 05/20/2011	63,000	66,780
Canadian Oil Sands Ltd.
5.800% due 08/15/2013 (b)	300,000	308,047
Chesapeake Energy Corp.
9.000% due 08/15/2012	125,000	137,969
Nexen, Inc.
5.875% due 03/10/2035	240,000	229,555
Duke Capital LLC
5.668% due 08/15/2014	300,000	301,692
Kaneb Pipe Line Operating Partnership LP
5.875% due 06/01/2013	300,000	307,367
Northwest Pipeline Corp.
8.125% due 03/01/2010	63,000	67,410
Pemex Project Funding Master Trust
8.000% due 11/15/2011	250,000	276,625
Plains All American Pipeline LP
5.625% due 12/15/2013	300,000	302,950
Stone Energy Corp.
6.750% due 12/15/2014 (b)	125,000	121,250
Williams Companies, Inc.
7.125% due 09/01/2011	125,000	130,469
		2,250,114
Paper & Forest Products - 0.0%
Boise Cascade LLC/Boise
5.535% due 10/15/2012 (b)(d)	13,000	13,260
Real Estate - 1.1%
Health Care REIT, Inc.
8.000% due 09/12/2012	250,000	286,434
IWO Escrow Co.
0.000%/10.750% Step Bond due 01/15/2015 (b)	62,000	39,680
La Quinta Properties, Inc.
7.000% due 08/15/2012	62,000	62,775
		388,889
Road & Rail - 0.7%
Hertz Corp.
7.625% due 06/01/2012	250,000	253,473
Trading Companies & Distributors - 1.2%
Hughes Supply, Inc.
5.500% due 10/15/2014 (b)	410,000	398,167
Wireless Telecommunication Services - 1.1%
America Movil SA De CV
5.500% due 03/01/2014	250,000	239,661
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	125,000	142,174
		381,835

TOTAL CORPORATE BONDS (Cost $15,230,153)		15,167,296

CONVERTIBLE BONDS - 0.2%
Media - 0.2%
Charter Communications, Inc.
4.750% due 06/01/2006	63,000	59,692

TOTAL CONVERTIBLE BONDS (Cost $60,358)		59,692

ASSET BACKED SECURITIES - 3.9%
America West Airlines, Inc., AMBAC insured
7.100% due 10/02/2022	216,627	230,614
Centex Home Equity
2001-B, 7.360% due 07/25/2032	98,669	100,330
Chase Commercial Mortgage Securities Corp.
Series 1997-2, 6.600% due 12/19/2029	627,885	659,850
Continental Airlines, Inc.
7.875% due 01/02/2020	232,079	217,664
JET Equipment Trust
7.630% due 02/15/2015 (b)(c)	201,406	126,886

TOTAL ASSET BACKED SECURITIES (Cost $1,358,690)		1,335,344

MORTGAGE BACKED SECURITIES - 36.0%
Banc of America Funding Corp.
Series 2003-2, 6.366% due 06/25/2032	215,354	214,393
Bank of America Alternative Loan Trust
Series 2003-6, 4.750% due 08/25/2018	333,040	303,057
Series 2003-8, 4.750% due 10/25/2018	140,738	128,333
Bank of America Mortgage Securities
Series 2004-6 Class 1A11 5.500% due 07/25/2034	224,071	226,626
Series 2001-4, 6.750% due 03/20/2031	464,187	467,631
CS First Boston Mortgage Securities Corp.
Series 2002-24, 6.250% due 09/25/2032	157,287	158,281
Fannie Mae
Series 1994-19, 5.000% due 01/25/2024	226,638	227,303
Series 2002-48, 6.500% due 10/25/2031	2,083,000	2,152,510
Fannie Mae Pool
Pool # 545579, 4.500% due 03/01/2017	791,803	778,397
Pool # 555638, 5.000% due 11/01/2009	455,103	458,638
Pool # 254340, 5.500% due 05/01/2012	189,919	194,479
Pool # 254438, 5.500% due 08/01/2009	203,522	207,135
Pool # 254643, 5.500% due 01/01/2010	222,668	226,621
Pool # 555520, 5.500% due 02/01/2010	108,356	110,279
Pool # 727360, 5.500% due 08/01/2018	1,014,721	1,035,218
Pool # 545015, 6.000% due 06/01/2016	190,052	196,374
Pool # 481582, 6.500% due 02/01/2029	70,178	73,109
FHLMC Remic
Pool # 2810, 5.500% due 06/15/2034	763,738	776,029
Freddie Mac (Gold) Pool
Pool # E99160, 4.500% due 09/01/2018	2,522,280	2,474,308
Pool # C76658, 5.000% due 02/01/2033	77,536	76,080
Pool # E96460, 5.000% due 05/01/2018	170,462	170,739
Ginnie Mae I Pool
6.500% due 10/15/2028	112,583	117,858
GMAC Mortgage Corp Loan Trust
Series 2004-J1, 5.250% due 04/25/2034	253,898	256,228
MASTR Asset Securitization Trust
Series 2003-9, 5.500% due 10/25/2033	89,875	91,070
Residential Accredit Loans, Inc.
Series 2002-QS16 Class M2, 5.750% due 10/25/2017	89,004	89,790
Series 2002-QS16 Class M3, 5.750% due 10/25/2017	89,004	87,604
Series 2001-QS15 Class M3, 6.750% due 09/25/2031	177,538	177,099
Salomon Brothers Mortgage Securities VII
Series 2003-HYB1, 4.139% due 09/25/2033	197,039	188,848
Structured Asset Securities Corp.
5.379% due 07/25/2033	298,585	286,786
Washington Mutual
6.000% due 06/25/2032	324,010	326,274
Washington Mutual MSC Mortgage Pass-Through CTFS
Series 2001-MS14, 6.500% due 12/25/2031	5,060	5,048

TOTAL MORTGAGE BACKED SECURITIES (Cost $12,379,862)		12,282,145

SHORT TERM INVESTMENTS - 2.0%
Northern Institutional Diversified Assets Portfolio	678,284	678,284

TOTAL SHORT TERM INVESTMENTS (Cost $678,284)		678,284
Total Investments (Cost $34,233,474)(e) - 99.7%		34,001,715
Northern Institutional Liquid Asset Portfolio(f) - 23.4%		7,997,822
Other Liabilities in Excess of Assets - (23.1%)		(7,892,955)
TOTAL NET ASSETS - 100.0%		$ 34,106,582

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)	Security In Default
(d)	Variable Rate
(e)
For federal income tax purposes, cost is $34,233,474 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $521,108 and ($752,867), respectively, with a net appreciation / (depreciation) of ($231,759).

(f)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $8,703,318, $7,997,822 and $869,352, respectively.

Schedule of Investments
S&P 500 Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.1%
Boeing Co.	20,703	$ 1,210,297
General Dynamics Corp.	4,868	521,119
Goodrich Corp.	2,895	110,850
Honeywell International, Inc.	21,227	789,857
L-3 Communications Holdings, Inc.	2,450	173,999
Lockheed Martin Corp.	11,098	677,644
Northrop Grumman Corp.	9,012	486,468
Raytheon Co.	10,240	396,288
Rockwell Collins, Inc.	4,356	207,302
United Technologies Corp.	12,682	1,289,252
		5,863,076
Air Freight & Logistics - 1.0%
FedEx Corp.	7,342	689,781
Ryder System, Inc.	1,578	65,803
United Parcel Service, Inc.	27,672	2,012,861
		2,768,445
Airlines - 0.1%
Delta Air Lines, Inc. (a)	3,038	12,304
Southwest Airlines Co.	19,386	276,056
		288,360
Auto Components - 0.2%
Cooper Tire & Rubber Co.	1,817	33,360
Dana Corp.	3,659	46,799
Delphi Corp.	13,801	61,828
Johnson Controls, Inc.	4,446	247,909
The Goodyear Tire & Rubber Co. (a)	4,319	57,659
Visteon Corp. (a)	3,217	18,369
		465,924
Automobiles - 0.5%
Ford Motor Co.	45,094	510,915
General Motors Corp.	13,797	405,494
Harley-Davidson, Inc.	7,456	430,658
		1,347,067
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	20,051	950,217
Brown-Forman Corp. - Class B	2,989	163,648
The Coca-Cola Co.	56,581	2,357,730
Coca-Cola Enterprises, Inc.	11,200	229,824
Molson Coors Brewing Co.	895	69,067
Pepsi Bottling Group, Inc.	6,469	180,162
PepsiCo, Inc.	42,249	2,240,464
		6,191,112
Biotechnology - 1.2%
Amgen, Inc. (a)	31,736	1,847,353
Applera Corp - Applied Biosystems Group	5,115	100,970
Biogen Idec, Inc. (a)	8,064	278,289
Chiron Corp. (a)	4,619	161,942
Genzyme Corp. (a)	5,531	316,594
Gilead Sciences, Inc. (a)	10,400	372,320
Medimmune, Inc. (a)	6,094	145,098
		3,222,566
Building Products - 0.2%
American Standard Companies, Inc.	5,376	249,876
Masco Corp.	11,398	395,169
		645,045
Capital Markets - 2.8%
The Bank of New York Co., Inc.	19,038	553,054
The Bear Stearns Companies Inc.	2,414	241,159
The Charles Schwab Corp.	33,413	351,171
E*Trade Financial Corp. (a)	9,100	109,200
Federated Investors, Inc.	2,676	75,757
Franklin Resources, Inc.	6,177	424,051
The Goldman Sachs Group, Inc.	11,896	1,308,441
Janus Capital Group, Inc.	5,923	82,626
Lehman Brothers Holdings, Inc.	6,682	629,177
Mellon Financial Corp.	10,591	302,267
Merrill Lynch & Co, Inc.	23,877	1,351,438
Morgan Stanley	26,988	1,545,063
Northern Trust Corp.	5,424	235,619
State Street Corp.	8,225	359,597
T. Rowe Price Group, Inc.	3,063	181,881
		7,750,501
Chemicals - 1.7%
Air Products & Chemicals, Inc.	5,591	353,854
The Dow Chemical Co.	22,686	1,130,897
Eastman Chemical Co.	1,904	112,336
Ecolab, Inc.	6,340	209,537
EI Du Pont de Nemours & Co.	24,536	1,257,225
Engelhard Corp.	3,090	92,793
Great Lakes Chemical Corp.	1,245	39,989
Hercules, Inc. (a)	2,731	39,572
International Flavors & Fragrances, Inc.	2,306	91,087
Monsanto Co.	6,449	415,961
PPG Industries, Inc.	4,182	299,097
Praxair, Inc.	8,004	383,071
Rohm & Haas Co.	5,479	262,992
Sigma-Aldrich Corp.	1,707	104,554
		4,792,965
Commercial Banks - 5.8%
AmSouth Bancorp	8,643	224,286
Bank of America Corp.	101,514	4,476,768
BB&T Corp.	13,441	525,274
Comerica, Inc.	4,316	237,725
Compass Bancshares, Inc.	3,030	137,562
Fifth Third Bancorp	14,011	602,193
First Horizon National Corp.	3,089	126,000
Huntington Bancshares, Inc.	5,632	134,605
KeyCorp	10,318	334,819
M&T Bank Corp.	2,954	301,485
Marshall & Ilsley Corp.	5,575	232,756
National City Corp.	16,640	557,440
North Fork Bancorporation, Inc.	11,446	317,512
PNC Financial Services Group	6,823	351,248
Regions Financial Corp.	11,389	369,004
SunTrust Banks, Inc.	8,780	632,775
Synovus Financial Corp.	7,426	206,888
US Bancorp	47,483	1,368,460
Wachovia Corp.	39,845	2,028,509
Wells Fargo & Co.	41,648	2,490,551
Zions Bancorporation	2,212	152,672
		15,808,532
Commercial Services & Supplies - 0.9%
Allied Waste Industries, Inc. (a)	7,880	57,603
Apollo Group, Inc. (a)	4,338	321,272
Avery Dennison Corp.	2,719	168,388
Cendant Corp.	25,846	530,877
Cintas Corp.	4,201	173,543
Equifax, Inc.	3,422	105,021
H&R Block, Inc.	4,389	221,996
Monster Worldwide, Inc. (a)	2,775	77,839
Pitney Bowes, Inc.	5,750	259,440
Robert Half International, Inc.	4,215	113,636
RR Donnelley & Sons Co.	5,272	166,701
Waste Management, Inc.	14,344	413,824
		2,610,140
Communications Equipment - 2.3%
ADC Telecommunications, Inc. (a)	19,807	39,416
Andrew Corp. (a)	3,781	44,276
Avaya, Inc. (a)	10,266	119,907
Ciena Corp. (a)	11,660	20,055
Cisco Systems, Inc. (a)	161,494	2,889,128
Comverse Technology, Inc. (a)	4,750	119,795
Corning, Inc. (a)	32,751	364,519
JDS Uniphase Corp. (a)	35,314	58,974
Lucent Technologies, Inc. (a)	103,455	284,501
Motorola, Inc.	57,318	858,050
QUALCOMM, Inc.	39,386	1,443,497
Scientific-Atlanta, Inc.	3,740	105,543
Tellabs, Inc. (a)	11,278	82,329
		6,429,990
Computers & Peripherals - 3.8%
Apple Computer, Inc. (a)	20,398	849,985
Dell, Inc. (a)	62,132	2,387,111
EMC Corp. (a)	59,143	728,642
Gateway, Inc. (a)	7,997	32,228
Hewlett-Packard Co.	75,073	1,647,102
International Business Machines Corp.	41,804	3,820,049
Lexmark International, Inc. (a)	3,162	252,865
NCR Corp. (a)	4,656	157,093
Network Appliance, Inc. (a)	8,495	234,972
QLogic Corp. (a)	2,326	94,203
Sun Microsystems, Inc. (a)	80,422	324,905
		10,529,155
Construction & Engineering - 0.0%
Fluor Corp.	2,019	111,913
Construction Materials - 0.1%
Vulcan Materials Co.	2,504	142,302
Consumer Finance - 1.2%
American Express Co.	29,311	1,505,706
Capital One Financial Corp.	5,685	425,068
MBNA Corp.	31,455	772,220
Providian Financial Corp. (a)	7,142	122,557
SLM Corp.	11,092	552,825
		3,378,376
Containers & Packaging - 0.2%
Ball Corp.	2,774	115,065
Bemis Co.	2,615	81,379
Pactiv Corp. (a)	3,871	90,388
Sealed Air Corp. (a)	2,092	108,658
Temple-Inland, Inc.	1,336	96,927
		492,417
Distributors - 0.1%
Genuine Parts Co.	4,283	186,268
Diversified Financial Services - 3.5%
CIT Group, Inc.	5,000	190,000
Citigroup, Inc.	130,922	5,883,635
J.P. Morgan Chase & Co.	86,958	3,008,747
Moody's Corp.	3,662	296,109
Principal Financial Group, Inc.	7,948	305,918
		9,684,409
Diversified Telecommunication Services - 2.7%
ALLTEL Corp.	7,680	421,248
AT&T Corp.	19,448	364,650
BellSouth Corp.	45,498	1,196,142
CenturyTel, Inc.	3,548	116,516
Citizens Communications Co.	6,994	90,502
Qwest Communications International (a)	43,611	161,361
SBC Communications, Inc.	81,476	1,930,167
Sprint Corp.	34,994	796,114
Verizon Communications, Inc.	67,962	2,412,651
		7,489,351
Electric Utilities - 2.1%
Allegheny Energy, Inc. (a)	3,124	64,542
Ameren Corp.	4,468	218,977
American Electric Power Co, Inc.	9,724	331,199
Centerpoint Energy, Inc.	7,539	90,694
Cinergy Corp.	4,384	177,640
Consolidated Edison, Inc.	5,548	234,015
DTE Energy Co.	4,143	188,424
Edison International	8,014	278,246
Entergy Corp.	5,634	398,098
Exelon Corp.	16,100	738,829
FirstEnergy Corp.	8,117	340,508
FPL Group, Inc.	9,054	363,518
PG&E Corp.	10,214	348,297
Pinnacle West Capital Corp.	2,246	95,478
PPL Corp.	4,364	235,612
Progress Energy, Inc.	6,032	253,042
The Southern Co.	18,025	573,736
TECO Energy, Inc.	4,625	72,520
TXU Corp.	5,976	475,869
Xcel Energy, Inc.	9,815	168,622
		5,647,866
Electrical Equipment - 0.4%
American Power Conversion Corp.	4,886	127,573
Cooper Industries Ltd.	2,298	164,353
Emerson Electric Co.	10,359	672,610
Rockwell Automation, Inc.	4,591	260,034
		1,224,570
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	11,702	259,784
Jabil Circuit, Inc. (a)	4,915	140,176
Molex, Inc.	4,686	123,523
Sanmina-SCI Corp. (a)	12,741	66,508
Solectron Corp. (a)	23,606	81,913
Symbol Technologies, Inc.	5,674	82,216
Tektronix, Inc.	2,080	51,023
		805,143
Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	8,245	366,820
BJ Services Co.	3,896	202,124
Halliburton Co.	10,784	466,408
Nabors Industries Ltd. (a)	3,608	213,377
National-Oilwell, Inc. (a)	4,100	191,470
Noble Corp. (a)	3,293	185,100
Rowan Cos, Inc.	2,562	76,681
Schlumberger Ltd.	14,412	1,015,758
Transocean, Inc. (a)	7,872	405,093
		3,122,831
Food & Staples Retailing - 2.9%
Albertson's, Inc.	9,033	186,531
Costco Wholesale Corp.	11,268	497,820
CVS Corp.	9,719	511,414
Safeway, Inc. (a)	10,890	201,792
Supervalu, Inc.	3,301	110,088
Sysco Corp.	15,930	570,294
The Kroger Co. (a)	18,337	293,942
Walgreen Co.	25,230	1,120,717
Wal-Mart Stores, Inc.	86,626	4,340,829
		7,833,427
Food Products - 1.3%
Archer-Daniels-Midland Co.	15,914	391,166
Campbell Soup Co.	10,102	293,160
ConAgra Foods, Inc.	13,218	357,150
General Mills, Inc.	9,190	451,689
Hershey Foods Corp.	6,406	387,307
HJ Heinz Co.	8,661	319,071
Kellogg Co.	10,047	434,734
McCormick & Co, Inc.	3,416	117,613
Sara Lee Corp.	19,458	431,189
Wm. Wrigley Jr. Co.	5,534	362,864
		3,545,943
Gas Utilities - 0.1%
KeySpan Corp.	3,914	152,529
Nicor, Inc.	1,083	40,168
NiSource, Inc.	6,465	147,337
Peoples Energy Corp.	905	37,938
		377,972
Health Care Equipment & Supplies - 2.1%
Bausch & Lomb, Inc.	1,291	94,630
Baxter International, Inc.	15,029	510,685
Becton, Dickinson & Co.	6,249	365,067
Biomet, Inc.	6,293	228,436
Boston Scientific Corp. (a)	20,168	590,721
C.R. Bard, Inc.	2,552	173,740
Fisher Scientific International (a)	2,800	159,376
Guidant Corp.	7,653	565,557
Hospira, Inc. (a)	3,848	124,175
Medtronic, Inc.	29,829	1,519,788
Millipore Corp. (a)	1,201	52,123
PerkinElmer, Inc.	3,123	64,428
St Jude Medical, Inc. (a)	8,494	305,784
Stryker Corp.	9,818	437,981
Thermo Electron Corp. (a)	4,008	101,362
Waters Corp. (a)	2,989	106,976
Zimmer Holdings, Inc. (a)	5,953	463,203
		5,864,032
Health Care Providers & Services - 2.6%
Aetna, Inc.	7,514	563,174
AmerisourceBergen Corp.	2,754	157,777
Cardinal Health, Inc.	10,654	594,493
Caremark Rx, Inc. (a)	11,100	441,558
Cigna Corp.	3,459	308,889
Express Scripts, Inc. (a)	1,932	168,451
HCA, Inc.	12,197	653,393
Health Management Associates, Inc.	5,904	154,567
Humana, Inc. (a)	3,966	126,674
IMS Health, Inc.	5,895	143,779
Laboratory Corp Of America Holdings (a)	3,400	163,880
Manor Care, Inc.	2,245	81,628
McKesson Corp.	7,174	270,819
Medco Health Solutions, Inc. (a)	6,656	329,938
Quest Diagnostics	2,558	268,923
Tenet Healthcare Corp. (a)	11,438	131,880
UnitedHealth Group, Inc.	16,401	1,564,327
Wellpoint, Inc. (a)	7,144	895,500
		7,019,650
Hotels Restaurants & Leisure - 1.5%
Carnival Corp.	13,244	686,172
Darden Restaurants, Inc.	4,058	124,499
Harrah's Entertainment, Inc.	2,722	175,787
Hilton Hotels Corp.	9,336	208,660
International Game Technology	8,522	227,196
Marriott International, Inc. - Class A	5,693	380,634
McDonald's Corp.	31,245	972,969
Starbucks Corp. (a)	9,697	500,947
Starwood Hotels & Resorts Worldwide, Inc.	4,972	298,469
Wendy's International, Inc.	2,803	109,429
Yum! Brands, Inc.	7,243	375,260
		4,060,022
Household Durables - 0.6%
The Black & Decker Corp.	1,914	151,187
Centex Corp.	3,058	175,132
Fortune Brands, Inc.	3,590	289,462
KB Home	1,140	133,904
Leggett & Platt, Inc.	4,729	136,573
Maytag Corp.	1,933	27,004
Newell Rubbermaid, Inc.	6,753	148,161
Pulte Homes, Inc.	3,055	224,940
Snap-On, Inc.	1,433	45,555
The Stanley Works	1,994	90,268
Whirlpool Corp.	1,714	116,089
		1,538,275
Household Products - 1.9%
Clorox Co.	3,921	246,984
Colgate-Palmolive Co.	13,224	689,896
Kimberly-Clark Corp.	12,418	816,235
Procter & Gamble Co.	62,992	3,338,576
		5,091,691
Industrial Conglomerates - 4.8%
3M Co.	19,321	1,655,616
General Electric Co.	265,545	9,575,553
Textron, Inc.	3,347	249,753
Tyco International Ltd.	49,214	1,663,433
		13,144,355
Insurance - 4.1%
ACE Ltd.	6,871	283,566
Aflac, Inc.	12,624	470,370
The Allstate Corp.	17,319	936,265
AMBAC Financial Group, Inc.	2,629	196,518
American International Group, Inc.	64,182	3,556,325
AON Corp.	7,718	176,279
Chubb Corp.	4,621	366,307
Cincinnati Financial Corp.	4,147	180,851
Hartford Financial Services Group, Inc.	7,172	491,712
Jefferson-Pilot Corp.	3,472	170,301
Lincoln National Corp.	4,380	197,713
Loews Corp.	4,565	335,710
Marsh & McLennan Companies, Inc.	13,057	397,194
MBIA, Inc.	3,547	185,437
Metlife, Inc.	18,713	731,678
The Progressive Corp.	5,315	487,704
Prudential Financial, Inc.	13,307	763,822
Safeco Corp.	3,411	166,150
The St. Paul Travelers Companies Inc.	16,316	599,287
Torchmark Corp.	2,785	145,377
UnumProvident Corp.	7,291	124,093
XL Capital Ltd.	3,378	244,466
		11,207,125
Internet & Catalog Retail - 0.4%
eBay, Inc. (a)	31,796	1,184,719
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	32,360	1,097,004
IT Services - 1.1%
Affiliated Computer Services, Inc. (a)	3,325	177,023
Automatic Data Processing, Inc.	14,632	657,709
Computer Sciences Corp. (a)	4,611	211,414
Convergys Corp. (a)	3,907	58,332
Electronic Data Systems Corp.	11,827	244,464
First Data Corp.	22,114	869,301
Fiserv, Inc. (a)	4,769	189,806
Paychex, Inc.	9,281	304,603
Sabre Holdings Corp.	3,532	77,280
SunGard Data Systems, Inc. (a)	7,072	243,984
Unisys Corp. (a)	8,137	57,447
		3,091,363
Leisure Equipment & Products - 0.2%
Brunswick Corp.	2,252	105,506
Eastman Kodak Co.	7,057	229,705
Hasbro, Inc.	4,294	87,812
Mattel, Inc.	10,579	225,862
		648,885
Machinery - 1.4%
Caterpillar, Inc.	8,545	781,355
Cummins, Inc.	1,042	73,305
Danaher Corp.	7,558	403,673
Deere & Co.	5,906	396,470
Dover Corp.	4,985	188,383
Eaton Corp.	3,740	244,596
Illinois Tool Works, Inc.	7,583	678,906
Ingersoll-Rand Co.	4,270	340,105
ITT Industries, Inc.	2,270	204,845
Navistar International Corp. (a)	1,691	61,552
Paccar, Inc.	4,307	311,784
Pall Corp.	3,078	83,475
Parker Hannifin Corp.	2,918	177,764
		3,946,213
Media - 4.0%
Clear Channel Communications, Inc.	15,156	522,427
Comcast Corp. (a)	55,396	1,871,277
The Walt Disney Co.	50,356	1,446,728
Dow Jones & Co, Inc.	2,008	75,039
Gannett Co, Inc.	6,674	527,780
Interpublic Group of Companies, Inc. (a)	10,210	125,379
Knight-Ridder, Inc.	1,966	132,213
The McGraw-Hill Companies, Inc.	4,717	411,558
Meredith Corp.	1,234	57,690
New York Times Co.	3,666	134,102
News Corp.	71,650	1,212,318
Omnicom Group	4,676	413,920
Time Warner, Inc. (a)	111,282	1,952,999
Tribune Co.	7,686	306,441
Univision Communications, Inc. (a)	7,941	219,886
Viacom, Inc. - Class B	43,060	1,499,780
		10,909,537
Metals & Mining - 0.7%
Alcoa, Inc.	21,302	647,368
Allegheny Technologies, Inc.	1,983	47,810
Freeport-McMoRan Copper & Gold, Inc.	4,802	190,207
Newmont Mining Corp.	10,635	449,329
Nucor Corp.	3,854	221,836
Phelps Dodge Corp.	2,198	223,603
United States Steel Corp.	2,740	139,329
		1,919,482
Multiline Retail - 1.2%
Big Lots, Inc. (a)	2,876	34,570
Dillard's Inc.	2,049	55,118
Dollar General Corp.	8,297	181,787
Family Dollar Stores, Inc.	4,244	128,848
Federated Department Stores	4,449	283,134
JC Penney Co Inc Holding Co.	6,721	348,954
The May Department Stores Co.	7,104	262,990
Kohl's Corp. (a)	8,367	431,988
Nordstrom, Inc.	3,384	187,406
Sears Hldgs Corp. (a)	2,694	358,701
Target Corp.	22,436	1,122,249
		3,395,745
Multi-Utilities & Unregulated Power - 0.9%
The AES Corp. (a)	15,342	251,302
Calpine Corp. (a)	10,186	28,521
CMS Energy Corp. (a)	3,965	51,704
Constellation Energy Group, Inc.	4,117	212,849
Dominion Resources Inc.	7,985	594,323
Duke Energy Corp.	22,334	625,575
Dynegy, Inc. - Class A (a)	9,299	36,359
Public Service Enterprise Group, Inc.	5,788	314,809
Sempra Energy	5,569	221,869
		2,337,311
Office Electronics - 0.1%
Xerox Corp. (a)	19,487	295,228
Oil & Gas - 7.4%
Amerada Hess Corp.	2,211	212,720
Anadarko Petroleum Corp.	6,175	469,918
Apache Corp.	7,979	488,554
Ashland, Inc.	1,688	113,889
Burlington Resources, Inc.	9,776	489,484
ChevronTexaco Corp.	52,626	3,068,622
ConocoPhillips	16,754	1,806,751
Devon Energy Corp.	11,448	546,642
El Paso Corp.	14,968	158,362
EOG Resources, Inc.	5,664	276,063
Exxon Mobil Corp.	159,979	9,534,748
Kerr-McGee Corp.	3,632	284,495
Kinder Morgan, Inc.	3,034	229,674
Marathon Oil Corp.	7,637	358,328
Occidental Petroleum Corp.	9,480	674,692
Sunoco, Inc.	1,901	196,792
Unocal Corp.	6,376	393,335
Valero Energy Corp.	6,250	457,938
Williams Cos, Inc.	12,778	240,354
XTO Energy, Inc.	8,533	280,224
		20,281,585
Paper & Forest Products - 0.5%
Georgia-Pacific Corp.	6,254	221,955
International Paper Co.	11,829	435,189
Louisiana-Pacific Corp.	2,607	65,540
MeadWestvaco Corp.	4,937	157,095
Weyerhaeuser Co.	5,408	370,448
		1,250,227
Personal Products - 0.7%
Alberto-Culver Co.	2,171	103,904
Avon Products, Inc.	11,646	500,079
The Gillette Co.	24,911	1,257,508
		1,861,491
Pharmaceuticals - 6.9%
Abbott Laboratories	38,483	1,794,077
Allergan, Inc.	3,211	223,068
Bristol-Myers Squibb Co.	47,743	1,215,537
Eli Lilly & Co.	27,638	1,439,940
Forest Laboratories, Inc. (a)	9,004	332,698
Johnson & Johnson	74,460	5,000,734
King Pharmaceuticals, Inc. (a)	5,937	49,336
Merck & Co., Inc.	54,769	1,772,872
Mylan Laboratories	6,300	111,636
Pfizer, Inc.	186,214	4,891,842
Schering-Plough Corp.	36,183	656,721
Watson Pharmaceuticals, Inc. (a)	2,657	81,650
Wyeth	32,792	1,383,167
		18,953,278
Real Estate - 0.5%
Apartment Investment & Management Co.	2,319	86,267
Archstone-Smith Trust	4,830	164,751
Equity Office Properties Trust	9,841	296,509
Equity Residential	6,785	218,545
Plum Creek Timber Co Inc.	4,503	160,757
Prologis	4,429	164,316
Simon Property Group, Inc.	4,708	285,211
		1,376,356
Road & Rail - 0.5%
Burlington Northern Santa Fe Corp.	9,141	492,974
CSX Corp.	5,267	219,371
Norfolk Southern Corp.	9,612	356,125
Union Pacific Corp.	6,282	437,855
		1,506,325
Semiconductor & Semiconductor Equipment - 3.0%
Advanced Micro Devices, Inc. (a)	8,584	138,374
Altera Corp. (a)	9,358	185,101
Analog Devices, Inc.	9,039	326,670
Applied Materials, Inc.	40,930	665,113
Applied Micro Circuits Corp. (a)	7,555	24,856
Broadcom Corp. (a)	7,454	223,024
Freescale Semiconductor, Inc. (a)	9,728	167,808
Intel Corp.	156,800	3,642,464
KLA-Tencor Corp.	4,793	220,526
Linear Technology Corp.	7,690	294,604
LSI Logic Corp. (a)	9,337	52,194
Maxim Integrated Products, Inc.	8,090	330,638
Micron Technology, Inc. (a)	15,036	155,472
National Semiconductor Corp.	9,122	188,004
Novellus Systems, Inc. (a)	3,751	100,264
Nvidia Corp. (a)	4,003	95,111
PMC - Sierra, Inc. (a)	4,254	37,435
Teradyne, Inc. (a)	4,710	68,766
Texas Instruments, Inc.	42,604	1,085,976
Xilinx, Inc.	8,425	246,263
		8,248,663
Software - 3.7%
Adobe Systems, Inc.	5,759	386,832
Autodesk, Inc.	5,490	163,382
BMC Software, Inc. (a)	5,573	83,595
Citrix Systems, Inc. (a)	4,041	96,257
Computer Associates International, Inc.	14,256	386,338
Compuware Corp. (a)	9,464	68,141
Electronic Arts, Inc. (a)	7,330	379,547
Intuit, Inc. (a)	4,885	213,816
Mercury Interactive Corp. (a)	2,215	104,947
Microsoft Corp.	253,909	6,136,981
Novell, Inc. (a)	9,198	54,820
Oracle Corp. (a)	113,639	1,418,215
Parametric Technology Corp. (a)	6,566	36,704
Siebel Systems, Inc. (a)	12,203	111,413
Symantec Corp. (a)	15,158	323,320
Veritas Software Corp. (a)	10,522	244,321
		10,208,629
Specialty Retail - 2.4%
Autonation, Inc. (a)	6,769	128,205
Autozone, Inc. (a)	2,229	191,025
Bed Bath & Beyond, Inc. (a)	7,290	266,377
Best Buy Co, Inc.	7,966	430,244
Circuit City Stores, Inc.	5,159	82,802
The Gap Inc.	22,046	481,485
Home Depot, Inc.	54,723	2,092,607
Limited Brands	10,134	246,256
Lowe's Cos, Inc.	19,352	1,104,806
Office Depot, Inc. (a)	7,710	171,008
Officemax Inc Del	2,129	71,321
RadioShack Corp.	4,037	98,906
The Sherwin-Williams Co.	3,588	157,836
Staples, Inc.	12,162	382,252
Tiffany & Co.	3,612	124,686
TJX Cos, Inc.	12,390	305,166
Toys "R" Us, Inc. (a)	5,257	135,420
		6,470,402
Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc. (a)	4,600	260,498
Jones Apparel Group, Inc.	3,110	104,154
Liz Claiborne, Inc.	2,687	107,829
Nike, Inc.	6,459	538,099
Reebok International Ltd.	1,449	64,191
VF Corp.	2,660	157,313
		1,232,084
Thrifts & Mortgage Finance - 1.6%
Countrywide Financial Corp.	13,598	441,391
Fannie Mae	23,925	1,302,716
Freddie Mac	17,129	1,082,553
Golden West Financial Corp.	7,480	452,540
MGIC Investment Corp.	2,423	149,426
Sovereign Bancorp, Inc.	7,550	167,308
Washington Mutual, Inc.	21,233	838,704
		4,434,638
Tobacco - 1.4%
Altria Group, Inc.	50,356	3,292,779
Reynolds American, Inc.	3,685	296,974
UST, Inc.	4,081	210,988
		3,800,741
Trading Companies & Distributors - 0.1%
W.W. Grainger, Inc.	2,246	139,858
Wireless Telecommunication Services - 0.3%
Nextel Communications, Inc. (a)	27,059	769,017

TOTAL COMMON STOCKS (Cost $235,668,613)		270,039,597

UNIT INVESTMENT TRUST - 0.1%
S&P 500 Depository Receipts (d)	2,100	247,716

TOTAL UNIT INVESTMENT TRUST (Cost $236,112)		247,716

SHORT TERM INVESTMENTS - 1.5%
Money Market Funds - 1.3%
Northern Institutional Diversified Assets Portfolio (d)	3,770,960	3,770,960
U.S. Treasury Obligations - 0.2%
U.S. Treasury Bill (d)
2.520% due 06/16/2005	$ 500,000	497,153

TOTAL SHORT TERM INVESTMENTS (Cost $4,268,079)		4,268,113
Total Investments (Cost $240,172,804) (b) - 99.9%		274,555,426
Northern Institutional Liquid Asset Portfolio(c) - 3.6%		9,961,862
Other Liabilities in Excess of Assets - (3.5%)		(9,760,449)
TOTAL NET ASSETS - 100.0%		$ 274,756,839

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $240,534,815 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $53,430,561 and ($19,409,950), respectively, with a net appreciation / (depreciation) of $34,020,611.

(c)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,093,348, $9,961,862 and $1,419,273, respectively.
(d)
Securities and other assets with an aggregate value of $4,439,625 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2005:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P 500 Index (06/05)	14	$ (92,512)

Schedule of Investments
S&P Midcap 400 Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 0.8%
Alliant Techsystems, Inc. (a)	3,690	$ 263,651
Precision Castparts Corp.	6,449	496,637
Sequa Corp. (a)	942	48,843
		809,131
Air Freight & Logistics - 1.2%
CH Robinson Worldwide, Inc.	8,336	429,554
CNF, Inc.	5,042	235,915
Expeditors International Washington, Inc.	10,401	556,974
		1,222,443
Airlines - 0.3%
Airtran Holdings, Inc. (a)	8,384	75,875
Alaska Air Group, Inc. (a)	2,514	74,012
JetBlue Airways Corp. (a)	9,577	182,346
		332,233
Auto Components - 1.1%
ArvinMeritor, Inc.	6,835	105,737
Bandag, Inc.	1,727	81,135
BorgWarner, Inc.	5,482	266,864
Gentex Corp.	7,605	242,600
Lear Corp.	6,553	290,691
Modine Manufacturing Co.	3,165	92,829
		1,079,856
Automobiles - 0.1%
Thor Industries, Inc.	4,495	134,445
Beverages - 0.7%
Constellation Brands, Inc. - Class A (a)	10,051	531,396
PepsiAmericas, Inc.	10,337	234,237
		765,633
Biotechnology - 1.9%
Cephalon, Inc. (a)	5,665	265,292
Charles River Laboratories International, Inc. (a)	6,453	303,549
Gen-Probe, Inc. (a)	4,862	216,651
Invitrogen Corp. (a)	4,973	344,132
Martek Biosciences Corp. (a)	3,029	176,257
Millennium Pharmaceuticals, Inc. (a)	29,966	252,314
Protein Design Labs, Inc. (a)	10,295	164,617
Techne Corp. (a)	3,755	150,876
Vertex Pharmaceuticals, Inc. (a)	7,854	73,513
		1,947,201
Building Products - 0.2%
York International Corp.	4,052	158,757
Capital Markets - 2.6%
AG Edwards, Inc.	7,422	332,506
Eaton Vance Corp.	12,997	304,650
Investors Financial Services Corp.	6,494	317,622
Jefferies Group, Inc.	5,092	191,867
LaBranche & Co, Inc. (a)	5,578	51,875
Legg Mason, Inc.	10,610	829,065
Raymond James Financial, Inc.	6,578	199,313
SEI Investments Co.	8,209	296,837
Waddell & Reed Financial, Inc.	8,060	159,104
		2,682,839
Chemicals - 3.0%
Airgas, Inc.	6,840	163,408
Albemarle Corp.	4,479	162,856
Cabot Corp.	6,150	205,594
Crompton Corp.	11,200	163,520
Cytec Industries, Inc.	4,205	228,121
Ferro Corp.	4,089	76,955
FMC Corp. (a)	3,600	192,420
Lubrizol Corp.	6,572	267,086
Lyondell Chemical Co.	21,251	593,328
Minerals Technologies, Inc.	2,005	131,889
Olin Corp.	6,925	154,428
RPM International, Inc.	11,436	209,050
The Scotts Co. (a)	2,697	189,410
Sensient Technologies Corp.	4,592	99,004
Valspar Corp.	5,025	233,864
		3,070,933
Commercial Banks - 4.0%
Associated Banc-Corp	12,638	394,685
Bank of Hawaii Corp.	5,217	236,121
City National Corp.	4,415	308,255
The Colonial BancGroup Inc.	14,211	291,610
Commerce Bancorp Inc.	15,484	502,765
Cullen/Frost Bankers, Inc.	4,763	215,049
FirstMerit Corp.	8,222	220,021
Greater Bay Bancorp	4,976	121,464
Hibernia Corp.	15,141	484,663
Mercantile Bankshares Corp.	7,729	393,097
Silicon Valley Bancshares (a)	3,528	155,444
TCF Financial Corp.	12,392	336,443
Westamerica Bancorporation	3,271	169,340
Wilmington Trust Corp.	6,575	230,783
		4,059,740
Commercial Services & Supplies - 4.7%
Adesa, Inc.	8,966	209,446
Banta Corp.	2,437	104,304
The Brink's Co.	5,539	191,649
Career Education Corp. (a)	10,020	343,285
ChoicePoint, Inc. (a)	8,672	347,834
Copart, Inc. (a)	8,020	188,951
Corinthian Colleges, Inc. (a)	8,855	139,201
Deluxe Corp.	4,903	195,434
DeVry, Inc. (a)	6,324	119,650
Dun & Bradstreet Corp. (a)	6,739	414,112
Education Management Corp. (a)	6,647	185,784
Herman Miller, Inc.	6,821	205,449
HNI Corp.	5,054	227,177
ITT Educational Services, Inc. (a)	4,482	217,377
Kelly Services, Inc.	3,141	90,429
Korn/Ferry International (a)	3,475	66,129
Laureate Education, Inc. (a)	4,822	206,333
Manpower, Inc.	8,774	381,845
Republic Services, Inc.	13,734	459,814
Rollins, Inc.	4,805	89,373
Sotheby's Holdings (a)	5,669	96,146
Stericycle, Inc. (a)	4,377	193,463
United Rentals, Inc. (a)	7,072	142,925
		4,816,110
Communications Equipment - 1.6%
3Com Corp. (a)	37,121	132,151
Adtran, Inc.	6,809	120,111
Avocent Corp. (a)	4,869	124,938
CommScope, Inc. (a)	5,185	77,568
F5 Networks, Inc. (a)	3,578	180,653
Harris Corp.	12,992	424,189
Plantronics, Inc.	4,790	182,403
Polycom, Inc. (a)	9,582	162,415
Powerwave Technologies, Inc. (a)	9,734	75,341
UTstarcom, Inc. (a)	10,187	111,548
		1,591,317
Computers & Peripherals - 1.3%
Diebold, Inc.	7,007	384,334
Imation Corp.	3,315	115,196
McData Corp. (a)	11,649	43,917
SanDisk Corp. (a)	15,904	442,131
Storage Technology Corp. (a)	10,399	320,289
		1,305,867
Construction & Engineering - 0.6%
Dycom Industries, Inc. (a)	4,751	109,226
Granite Construction, Inc.	3,712	97,514
Jacobs Engineering Group, Inc. (a)	5,550	288,156
Quanta Services, Inc. (a)	10,467	79,863
		574,759
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4,607	257,623
Consumer Finance - 0.5%
AmeriCredit Corp. (a)	14,832	347,662
MoneyGram International, Inc.	8,367	158,053
		505,715
Containers & Packaging - 0.6%
Longview Fibre Co.	4,987	93,556
Packaging Corp of America	8,280	201,121
Sonoco Products Co.	9,666	278,864
		573,541
Diversified Financial Services - 0.5%
GATX Corp.	4,825	160,142
Leucadia National Corp.	9,247	317,634
		477,776
Diversified Telecommunication Services - 0.1%
Cincinnati Bell, Inc. (a)	23,936	101,728
Electric Utilities - 3.6%
Alliant Energy Corp.	11,342	303,739
Black Hills Corp.	3,168	104,766
DPL, Inc.	12,355	308,875
Duquesne Light Holdings, Inc.	7,507	134,525
Great Plains Energy, Inc.	7,267	222,225
Hawaiian Electric Industries	7,879	201,072
Idacorp, Inc.	4,120	116,884
Northeast Utilities	12,549	241,819
NSTAR	5,199	282,306
OGE Energy Corp.	8,781	236,648
Pepco Holdings, Inc.	18,348	385,124
PNM Resources, Inc.	6,235	166,350
Puget Energy, Inc.	9,748	214,846
Westar Energy, Inc.	8,385	181,451
Wisconsin Energy Corp.	11,420	405,410
WPS Resources Corp.	3,680	194,746
		3,700,786
Electrical Equipment - 0.7%
Ametek, Inc.	6,742	271,366
Hubbell, Inc.	6,004	306,804
Thomas & Betts Corp. (a)	5,819	187,954
		766,124
Electronic Equipment & Instruments - 2.0%
Amphenol Corp.	8,640	320,026
Arrow Electronics, Inc. (a)	11,306	286,607
Avnet, Inc. (a)	11,778	216,951
CDW Corp.	7,219	409,173
Kemet Corp. (a)	8,456	65,534
National Instruments Corp.	6,508	176,041
Newport Corp. (a)	4,186	60,655
Plexus Corp. (a)	4,234	48,733
Tech Data Corp. (a)	5,695	211,057
Vishay Intertechnology, Inc. (a)	16,210	201,490
		1,996,267
Energy Equipment & Services - 3.9%
Cooper Cameron Corp. (a)	5,269	301,440
ENSCO International, Inc.	14,763	555,975
FMC Technologies, Inc. (a)	6,685	221,808
Grant Prideco, Inc. (a)	12,074	291,708
Hanover Compressor Co. (a)	7,629	92,082
Helmerich & Payne, Inc.	4,964	197,021
Patterson-UTI Energy, Inc.	16,459	411,804
Pride International, Inc. (a)	12,371	307,296
Smith International, Inc.	10,348	649,130
Tidewater, Inc.	5,918	229,973
Weatherford International Ltd. (a)	13,512	782,885
		4,041,122
Food & Staples Retailing - 0.9%
BJ's Wholesale Club, Inc. (a)	6,781	210,618
Ruddick Corp.	4,370	101,165
Whole Foods Market, Inc.	6,276	640,968
		952,751
Food Products - 2.1%
Dean Foods Co. (a)	14,548	498,997
Hormel Foods Corp.	10,263	319,282
Lancaster Colony Corp.	3,134	133,352
Smithfield Foods, Inc. (a)	9,889	311,998
The JM Smucker Co.	5,703	286,861
Tootsie Roll Industries, Inc.	4,159	124,760
Tyson Foods, Inc.	29,671	494,912
		2,170,162
Gas Utilities - 0.4%
AGL Resources, Inc.	7,516	262,534
WGL Holdings, Inc.	4,755	147,215
		409,749
Health Care Equipment & Supplies - 2.7%
Beckman Coulter, Inc.	6,049	401,956
Cytyc Corp. (a)	11,079	254,928
Dentsply International, Inc.	7,402	402,743
Edwards Lifesciences Corp. (a)	5,820	251,541
Hillenbrand Industries, Inc.	5,737	318,231
Inamed Corp. (a)	3,497	244,370
Steris Corp. (a)	6,765	170,816
Varian Medical Systems, Inc. (a)	13,056	447,560
Varian, Inc. (a)	3,427	129,849
Visx, Inc. (a)	4,884	114,481
		2,736,475
Health Care Providers & Services - 5.1%
Apria Healthcare Group, Inc. (a)	4,731	151,865
Community Health Systems, Inc. (a)	6,504	227,055
Covance, Inc. (a)	6,127	291,707
Coventry Health Care, Inc. (a)	10,370	706,612
Health Net, Inc. (a)	10,835	354,413
Henry Schein, Inc. (a)	8,462	303,278
LifePoint Hospitals, Inc. (a)	3,514	154,054
Lincare Holdings, Inc. (a)	9,793	433,144
Omnicare, Inc.	10,169	360,491
Pacificare Health Systems (a)	8,462	481,657
Patterson Cos, Inc. (a)	13,417	670,179
Renal Care Group, Inc. (a)	6,618	251,087
Triad Hospitals, Inc. (a)	7,673	384,417
Universal Health Services, Inc.	5,695	298,418
VCA Antech, Inc. (a)	7,454	150,794
		5,219,171
Hotels Restaurants & Leisure - 3.4%
Applebees International, Inc.	7,915	218,137
Bob Evans Farms, Inc.	3,462	81,184
Boyd Gaming Corp.	6,460	336,889
Brinker International, Inc. (a)	8,617	312,108
Caesars Entertainment, Inc. (a)	30,686	607,276
CBRL Group, Inc.	4,637	191,508
The Cheesecake Factory (a)	7,601	269,455
GTECH Holdings Corp.	11,310	266,124
International Speedway Corp. - Class A	4,314	234,035
Krispy Kreme Doughnuts, Inc. (a)	6,034	46,039
Mandalay Resort Group	6,591	464,600
Outback Steakhouse, Inc.	6,622	303,221
Ruby Tuesday, Inc.	6,261	152,080
		3,482,656
Household Durables - 4.1%
American Greetings	6,742	171,786
Blyth, Inc.	3,653	116,312
DR Horton, Inc.	28,609	836,537
Furniture Brands International, Inc.	5,185	113,085
Harman International Industries, Inc.	6,294	556,767
Hovnanian Enterprises, Inc. (a)	4,725	240,975
Lennar Corp.	14,084	798,281
Mohawk Industries, Inc. (a)	5,801	489,024
Ryland Group, Inc.	4,640	287,773
Toll Brothers, Inc. (a)	6,031	475,544
Tupperware Corp.	5,507	112,123
		4,198,207
Household Products - 0.6%
Church & Dwight, Inc.	6,187	219,453
Energizer Holdings, Inc. (a)	6,907	413,038
		632,491
Industrial Conglomerates - 0.4%
Carlisle Cos, Inc.	3,032	211,543
Teleflex, Inc.	3,758	192,334
		403,877
Insurance - 4.3%
Allmerica Financial Corp. (a)	5,208	187,228
American Financial Group Inc.	5,694	175,375
AmerUs Group Co.	3,849	181,865
Arthur J. Gallagher & Co.	8,993	258,998
Brown & Brown, Inc.	6,167	284,237
Everest Re Group Ltd.	5,478	466,233
Fidelity National Financial, Inc.	17,030	560,968
First American Corp.	7,982	262,927
HCC Insurance Holdings, Inc.	6,629	239,705
Horace Mann Educators Corp.	4,180	74,153
Ohio Casualty Corp. (a)	6,099	140,155
Old Republic International Corp.	17,809	414,772
Protective Life Corp.	6,785	266,650
Stancorp Financial Group, Inc.	2,777	235,434
Unitrin, Inc.	5,652	256,601
WR Berkley Corp.	7,732	383,507
		4,388,808
Internet Software & Services - 0.1%
Retek, Inc. (a)	5,470	61,373
IT Services - 2.8%
Acxiom Corp.	8,369	175,163
Alliance Data Systems Corp. (a)	6,458	260,903
The BISYS Group, Inc. (a)	11,789	184,851
Ceridian Corp. (a)	14,578	248,555
Certegy, Inc.	6,090	210,836
CheckFree Corp. (a)	8,196	334,069
Cognizant Technology Solutions Corp. (a)	12,976	599,491
CSG Systems International (a)	4,988	81,255
DST Systems, Inc. (a)	7,460	344,503
Gartner, Inc. (a)	10,116	96,810
Keane, Inc. (a)	5,527	72,017
MPS Group, Inc. (a)	10,007	105,174
Titan Corp. (a)	8,271	150,201
		2,863,828
Leisure Equipment & Products - 0.1%
Callaway Golf Co.	6,929	88,691
Machinery - 2.4%
AGCO Corp. (a)	8,831	161,166
Crane Co.	5,399	155,437
Donaldson Co, Inc.	7,512	242,487
Federal Signal Corp.	4,699	71,284
Flowserve Corp. (a)	5,406	139,853
Graco, Inc.	6,738	271,946
Harsco Corp.	4,051	241,480
Kennametal, Inc.	3,660	173,813
Nordson Corp.	3,235	119,113
Pentair, Inc.	9,891	385,749
SPX Corp.	7,341	317,718
Tecumseh Products Co.	1,809	71,655
Trinity Industries, Inc.	4,239	119,413
		2,471,114
Marine - 0.2%
Alexander & Baldwin, Inc.	4,248	175,018
Media - 2.4%
Belo Corp.	10,487	253,156
Catalina Marketing Corp.	4,804	124,424
Emmis Communications Corp. (a)	5,005	96,196
Entercom Communications Corp. (a)	4,442	157,780
Harte-Hanks, Inc.	7,004	193,030
Lee Enterprises, Inc.	4,432	192,349
Media General, Inc.	2,337	144,544
Scholastic Corp. (a)	3,633	134,021
The Reader's Digest Association Inc.	9,722	168,288
Valassis Communications, Inc. (a)	5,003	174,905
The Washington Post Company - Class B	676	604,344
Westwood One, Inc. (a)	8,624	175,498
		2,418,535
Metals & Mining - 1.1%
Arch Coal, Inc.	6,121	263,264
Peabody Energy Corp.	11,480	532,213
Steel Dynamics, Inc.	4,351	149,892
Worthington Industries	7,800	150,384
		1,095,753
Multiline Retail - 1.1%
99 Cents Only Stores (a)	6,190	81,523
Dollar Tree Stores, Inc. (a)	11,029	316,863
Neiman Marcus Group, Inc. - Class A	4,780	437,418
Saks, Inc. (a)	13,645	246,292
		1,082,096
Multi-Utilities & Unregulated Power - 2.8%
Aquila, Inc. (a)	23,594	90,365
Energy East Corp.	14,348	376,205
Equitable Resources, Inc.	5,960	342,342
MDU Resources Group, Inc.	11,548	318,956
National Fuel Gas Co.	7,633	218,227
Oneok, Inc.	10,169	313,409
Questar Corp.	8,274	490,234
SCANA Corp.	11,030	421,567
Sierra Pacific Resources (a)	11,482	123,432
Vectren Corp.	7,424	197,775
		2,892,512
Office Electronics - 0.3%
Zebra Technologies Corp. (a)	7,029	333,807
Oil & Gas - 3.4%
Forest Oil Corp. (a)	5,381	217,930
Murphy Oil Corp.	8,538	842,957
Newfield Exploration Co. (a)	6,157	457,219
Noble Energy, Inc.	5,764	392,067
Overseas Shipholding Group	3,509	220,751
Pioneer Natural Resources Co.	14,134	603,804
Plains Exploration & Production Co. (a)	7,533	262,902
Pogo Producing Co.	6,207	305,633
Western Gas Resources, Inc.	6,589	226,991
		3,530,254
Paper & Forest Products - 0.4%
Bowater, Inc.	5,430	204,548
Glatfelter	3,909	57,658
Potlatch Corp.	2,828	133,114
		395,320
Pharmaceuticals - 1.9%
Barr Pharmaceuticals, Inc. (a)	9,014	440,153
IVAX Corp. (a)	21,543	425,905
Par Pharmaceutical Cos, Inc. (a)	3,306	110,553
Perrigo Co.	8,678	166,184
Sepracor, Inc. (a)	10,259	588,969
Valeant Pharmaceuticals International	8,934	201,194
		1,932,958
Real Estate - 2.7%
AMB Property Corp.	8,194	309,733
Developers Diversified Realty Corp.	10,521	418,210
Highwoods Properties, Inc.	5,244	140,644
Hospitality Properties Trust	6,169	249,104
Liberty Property Trust	8,411	328,450
Mack-Cali Realty Corp.	5,519	233,730
New Plan Excel Realty Trust	10,056	252,506
Rayonier, Inc.	4,901	242,746
United Dominion Realty Trust, Inc.	13,372	279,074
Weingarten Realty Investors	8,247	284,604
		2,738,801
Road & Rail - 0.8%
JB Hunt Transport Services, Inc.	6,715	293,915
Swift Transportation Co., Inc. (a)	6,049	133,925
Werner Enterprises, Inc.	6,183	120,136
Yellow Roadway Corp. (a)	4,740	277,480
		825,456
Semiconductor & Semiconductor Equipment - 3.0%
Atmel Corp. (a)	43,938	129,617
Cabot Microelectronics Corp. (a)	2,415	75,783
Credence Systems Corp. (a)	8,921	70,565
Cree, Inc. (a)	7,468	162,429
Cypress Semiconductor Corp. (a)	12,549	158,117
Fairchild Semiconductor International, Inc. (a)	11,689	179,192
Integrated Circuit Systems, Inc. (a)	6,856	131,087
Integrated Device Technology, Inc. (a)	10,286	123,741
International Rectifier Corp. (a)	6,607	300,619
Intersil Corp.	14,689	254,414
Lam Research Corp. (a)	13,629	393,333
Lattice Semiconductor Corp. (a)	11,089	59,548
LTX Corp. (a)	5,969	26,502
Micrel, Inc. (a)	8,029	74,027
Microchip Technology, Inc.	20,257	526,885
RF Micro Devices, Inc. (a)	18,301	95,531
Semtech Corp. (a)	7,248	129,522
Silicon Laboratories, Inc. (a)	4,626	137,438
Triquint Semiconductor, Inc. (a)	13,503	45,640
		3,073,990
Software - 2.8%
Activision, Inc. (a)	18,531	274,259
Advent Software, Inc. (a)	2,918	53,049
Ascential Software Corp. (a)	5,733	106,233
Cadence Design Systems, Inc. (a)	26,400	394,680
Fair Isaac Corp.	6,568	226,202
Jack Henry & Associates, Inc.	8,053	144,873
Macromedia, Inc. (a)	7,182	240,597
Macrovision Corp. (a)	4,855	110,645
McAfee, Inc. (a)	15,633	352,681
Mentor Graphics Corp. (a)	7,449	102,051
The Reynolds & Reynolds Co.	5,762	155,920
RSA Security, Inc. (a)	6,793	107,669
Sybase, Inc. (a)	9,282	171,346
Synopsys, Inc. (a)	14,179	256,640
Transaction Systems Architects, Inc. (a)	3,505	81,141
Wind River Systems, Inc. (a)	7,615	114,834
		2,892,820
Specialty Retail - 6.4%
Abercrombie & Fitch Co. - Class A	8,503	486,712
Advance Auto Parts (a)	7,177	362,080
Aeropostale, Inc. (a)	5,434	177,963
American Eagle Outfitters	13,124	387,814
AnnTaylor Stores Corp. (a)	6,889	176,290
Barnes & Noble, Inc. (a)	6,242	215,287
Borders Group, Inc.	7,330	195,125
Carmax, Inc. (a)	10,174	320,481
Chico's FAS, Inc. (a)	17,454	493,250
Claire's Stores, Inc.	9,659	222,543
Foot Locker, Inc.	15,210	445,653
Michaels Stores, Inc.	13,179	478,398
O'Reilly Automotive, Inc. (a)	5,134	254,287
Pacific Sunwear Of California (a)	7,258	203,079
Payless Shoesource, Inc. (a)	6,649	104,988
Petsmart, Inc.	14,238	409,342
Pier 1 Imports, Inc.	8,432	153,715
Regis Corp.	4,370	178,864
Rent-A-Center, Inc. (a)	6,842	186,855
Ross Stores, Inc.	14,350	418,159
Urban Outfitters, Inc. (a)	6,356	304,897
Williams-Sonoma, Inc. (a)	11,415	419,501
		6,595,283
Textiles, Apparel & Luxury Goods - 0.2%
Timberland Co. (a)	3,066	217,471
Thrifts & Mortgage Finance - 2.3%
Astoria Financial Corp.	10,027	253,683
Independence Community Bank Corp.	7,670	299,130
IndyMac Bancorp, Inc.	6,068	206,312
New York Community Bancorp, Inc.	23,859	433,279
The PMI Group Inc.	9,183	349,046
Radian Group, Inc.	8,644	412,664
Washington Federal, Inc.	8,454	197,063
Webster Financial Corp.	5,248	238,312
		2,389,489
Tobacco - 0.1%
Universal Corp.	2,501	114,471
Trading Companies & Distributors - 0.4%
Fastenal Co.	6,671	368,973
Water Utilities - 0.2%
Aqua America, Inc.	9,097	221,603
Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	5,328	434,765

TOTAL COMMON STOCKS (Cost $88,397,414)		100,780,674

WARRANTS - 0.0%
Dime Bancorp (a)	1,500	180

TOTAL WARRANTS (Cost $238)		180

UNIT INVESTMENT TRUST - 0.3%
S&P Midcap 400 Depository Receipts	2,413	290,525

TOTAL UNIT INVESTMENT TRUST (Cost $172,635)		290,525

SHORT TERM INVESTMENTS - 6.3%
Money Market Funds - 5.8%
Northern Institutional Diversified Assets Portfolio (d)	5,941,766	5,941,766
U.S. Treasury Obligations - 0.5%
U.S. Treasury Bill (d)
2.520% due 06/16/2005	$ 450,000	447,437

TOTAL SHORT TERM INVESTMENTS (Cost $6,389,172)		6,389,203
Total Investments (Cost $94,959,459)(b) - 105.1%		107,460,582
Northern Institutional Liquid Asset Portfolio(c) - 24.1%		24,630,537
Other Liabilities in Excess of Assets - (29.2)%		(29,813,829)
TOTAL NET ASSETS - 100.0%		$ 102,277,290

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $95,577,434 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $18,334,330 and ($6,451,182), respectively, with a net appreciation / (depreciation) of $11,883,148.

(c)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $25,264,190, $24,630,537 and $1,196,071, respectively.
(d)	Securities and other assets with an aggregate value of $992,400 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2005:

Unrealized
Appreciation/
	Type	Contracts	(Depreciation)
	S&P MidCap 400 Index (06/05)	3	$ (3,749)

Schedule of Investments
Balanced Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 1.3%
Boeing Co.	1,440	$ 84,182
General Dynamics Corp.	340	36,397
Goodrich Corp.	201	7,696
Honeywell International, Inc.	1,467	54,587
L-3 Communications Holdings, Inc.	175	12,429
Lockheed Martin Corp.	766	46,772
Northrop Grumman Corp.	584	31,524
Raytheon Co.	734	28,406
Rockwell Collins, Inc.	303	14,420
United Technologies Corp.	877	89,156
		405,569
Air Freight & Logistics - 0.6%
FedEx Corp.	511	48,009
Ryder System, Inc.	112	4,670
United Parcel Service, Inc.	1,924	139,952
		192,631
Airlines - 0.1%
Delta Air Lines, Inc. (a)	214	867
Southwest Airlines Co.	1,350	19,224
		20,091
Auto Components - 0.1%
Cooper Tire & Rubber Co.	127	2,332
Dana Corp.	255	3,261
Delphi Corp.	958	4,292
Johnson Controls, Inc.	325	18,122
The Goodyear Tire & Rubber Co. (a)	300	4,005
Visteon Corp. (a)	222	1,268
		33,280
Automobiles - 0.3%
Ford Motor Co.	3,125	35,406
General Motors Corp.	965	28,362
Harley-Davidson, Inc.	504	29,111
		92,879
Beverages - 1.4%
Anheuser-Busch Companies, Inc.	1,373	65,067
Brown-Forman Corp. - Class B	208	11,388
Coca-Cola Enterprises, Inc.	803	16,478
Molson Coors Brewing Co.	64	4,939
Pepsi Bottling Group, Inc.	440	12,254
PepsiCo, Inc.	2,914	154,529
The Coca-Cola Co.	3,932	163,846
		428,501
Biotechnology - 0.7%
Amgen, Inc. (a)	2,170	126,316
Applera Corp - Applied Biosystems Group	345	6,810
Biogen Idec, Inc. (a)	580	20,016
Chiron Corp. (a)	323	11,324
Genzyme Corp. (a)	387	22,152
Gilead Sciences, Inc. (a)	732	26,206
Medimmune, Inc. (a)	425	10,119
		222,943
Building Products - 0.1%
American Standard Companies, Inc.	368	17,105
Masco Corp.	748	25,933
		43,038
Capital Markets - 1.7%
E*Trade Financial Corp. (a)	624	7,488
Federated Investors, Inc.	185	5,237
Franklin Resources, Inc.	427	29,314
Janus Capital Group, Inc.	409	5,706
Lehman Brothers Holdings, Inc.	473	44,538
Mellon Financial Corp.	725	20,692
Merrill Lynch & Co, Inc.	1,640	92,824
Morgan Stanley	1,877	107,458
Northern Trust Corp.	377	16,377
State Street Corp.	574	25,095
T. Rowe Price Group, Inc.	217	12,885
The Bank of New York Co., Inc.	1,328	38,578
The Bear Stearns Companies Inc.	180	17,982
The Charles Schwab Corp.	2,332	24,509
The Goldman Sachs Group, Inc.	824	90,632
		539,315
Chemicals - 1.1%
Air Products & Chemicals, Inc.	388	24,557
Eastman Chemical Co.	133	7,847
Ecolab, Inc.	439	14,509
EI Du Pont de Nemours & Co.	1,707	87,467
Engelhard Corp.	213	6,396
Great Lakes Chemical Corp.	87	2,794
Hercules, Inc. (a)	188	2,724
International Flavors & Fragrances, Inc.	162	6,399
Monsanto Co.	454	29,283
PPG Industries, Inc.	293	20,955
Praxair, Inc.	555	26,562
Rohm & Haas Co.	383	18,384
Sigma-Aldrich Corp.	118	7,228
The Dow Chemical Co.	1,599	79,710
		334,815
Commercial Banks - 3.5%
AmSouth Bancorp	602	15,622
Bank of America Corp.	6,960	306,936
BB&T Corp.	895	34,977
Comerica, Inc.	296	16,304
Compass Bancshares, Inc.	190	8,626
Fifth Third Bancorp	961	41,304
First Horizon National Corp.	212	8,647
Huntington Bancshares, Inc.	392	9,369
KeyCorp	702	22,780
M&T Bank Corp.	203	20,718
Marshall & Ilsley Corp.	380	15,865
National City Corp.	1,157	38,760
North Fork Bancorporation, Inc.	789	21,887
PNC Financial Services Group	482	24,813
Regions Financial Corp.	788	25,531
SunTrust Banks, Inc.	607	43,746
Synovus Financial Corp.	521	14,515
US Bancorp	3,237	93,290
Wachovia Corp.	2,746	139,799
Wells Fargo & Co.	2,881	172,284
Zions Bancorporation	153	10,560
		1,086,333
Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	408	2,983
Apollo Group, Inc. (a)	302	22,366
Avery Dennison Corp.	189	11,705
Cendant Corp.	1,742	35,781
Cintas Corp.	293	12,104
Equifax, Inc.	234	7,182
H&R Block, Inc.	299	15,123
Monster Worldwide, Inc. (a)	200	5,610
Pitney Bowes, Inc.	395	17,822
Robert Half International, Inc.	293	7,899
RR Donnelley & Sons Co.	371	11,731
Waste Management, Inc.	991	28,590
		178,896
Communications Equipment - 1.5%
ADC Telecommunications, Inc. (a)	1,382	2,750
Andrew Corp. (a)	174	2,038
Avaya, Inc. (a)	685	8,001
Ciena Corp. (a)	695	1,195
Cisco Systems, Inc. (a)	11,540	206,451
Comverse Technology, Inc. (a)	334	8,423
Corning, Inc. (a)	2,317	25,788
JDS Uniphase Corp. (a)	2,459	4,107
Lucent Technologies, Inc. (a)	7,334	20,168
Motorola, Inc.	4,003	59,925
QUALCOMM, Inc.	2,766	101,374
Scientific-Atlanta, Inc.	262	7,394
Tellabs, Inc. (a)	710	5,183
		452,797
Computers & Peripherals - 2.3%
Apple Computer, Inc. (a)	1,298	54,088
Dell, Inc. (a)	4,305	165,398
EMC Corp. (a)	4,173	51,411
Gateway, Inc. (a)	636	2,563
Hewlett-Packard Co.	5,207	114,242
International Business Machines Corp.	2,876	262,809
Lexmark International, Inc. (a)	222	17,753
NCR Corp. (a)	324	10,932
Network Appliance, Inc. (a)	594	16,430
QLogic Corp. (a)	160	6,480
Sun Microsystems, Inc. (a)	5,677	22,935
		725,041
Construction & Engineering - 0.0%
Fluor Corp.	142	7,871
Construction Materials - 0.0%
Vulcan Materials Co.	175	9,945
Consumer Finance - 0.8%
American Express Co.	2,182	112,089
Capital One Financial Corp.	409	30,581
MBNA Corp.	2,180	53,519
Providian Financial Corp. (a)	498	8,546
SLM Corp.	750	37,380
		242,115
Containers & Packaging - 0.1%
Ball Corp.	194	8,047
Bemis Co.	183	5,695
Pactiv Corp. (a)	262	6,118
Sealed Air Corp. (a)	144	7,479
Temple-Inland, Inc.	95	6,892
		34,231
Distributors - 0.0%
Genuine Parts Co.	298	12,960
Diversified Financial Services - 2.2%
CIT Group, Inc.	350	13,300
Citigroup, Inc.	9,080	408,055
J.P. Morgan Chase & Co.	6,080	210,368
Moody's Corp.	256	20,700
Principal Financial Group, Inc.	545	20,977
		673,400
Diversified Telecommunication Services - 1.7%
ALLTEL Corp.	527	28,906
AT&T Corp.	1,355	25,406
BellSouth Corp.	3,133	82,367
CenturyTel, Inc.	238	7,816
Citizens Communications Co.	491	6,354
Qwest Communications International (a)	3,053	11,296
SBC Communications, Inc.	5,655	133,967
Sprint Corp.	2,436	55,419
Verizon Communications, Inc.	4,729	167,879
		519,410
Electric Utilities - 1.3%
Allegheny Energy, Inc. (a)	217	4,483
Ameren Corp.	296	14,507
American Electric Power Co, Inc.	676	23,024
Centerpoint Energy, Inc.	525	6,316
Cinergy Corp.	308	12,480
Consolidated Edison, Inc.	411	17,336
DTE Energy Co.	296	13,462
Edison International	557	19,339
Entergy Corp.	394	27,840
Exelon Corp.	1,129	51,810
FirstEnergy Corp.	563	23,618
FPL Group, Inc.	632	25,375
PG&E Corp.	716	24,415
Pinnacle West Capital Corp.	157	6,674
PPL Corp.	304	16,413
Progress Energy, Inc.	421	17,661
TECO Energy, Inc.	300	4,704
The Southern Co.	1,259	40,074
TXU Corp.	519	41,328
Xcel Energy, Inc.	682	11,717
		402,576
Electrical Equipment - 0.3%
American Power Conversion Corp.	342	8,930
Cooper Industries Ltd.	158	11,300
Emerson Electric Co.	721	46,815
Rockwell Automation, Inc.	318	18,011
		85,056
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. (a)	822	18,248
Jabil Circuit, Inc. (a)	343	9,782
Molex, Inc.	324	8,541
Sanmina-SCI Corp. (a)	891	4,651
Solectron Corp. (a)	1,638	5,684
Symbol Technologies, Inc.	401	5,811
Tektronix, Inc.	145	3,557
		56,274
Energy Equipment & Services - 0.7%
Baker Hughes, Inc.	569	25,315
BJ Services Co.	276	14,319
Halliburton Co.	752	32,524
Nabors Industries Ltd. (a)	254	15,022
National-Oilwell, Inc. (a)	275	12,842
Noble Corp. (a)	231	12,985
Rowan Cos, Inc. (a)	181	5,417
Schlumberger Ltd.	1,006	70,903
Transocean, Inc. (a)	548	28,200
		217,527
Food & Staples Retailing - 1.7%
Albertson's, Inc.	628	12,968
Costco Wholesale Corp.	784	34,637
CVS Corp.	679	35,729
Safeway, Inc. (a)	762	14,120
Supervalu, Inc.	231	7,704
Sysco Corp.	1,092	39,094
The Kroger Co. (a)	1,269	20,342
Walgreen Co.	1,749	77,690
Wal-Mart Stores, Inc.	5,961	298,706
		540,990
Food Products - 0.8%
Archer-Daniels-Midland Co.	1,110	27,284
Campbell Soup Co.	702	20,372
ConAgra Foods, Inc.	903	24,399
General Mills, Inc.	645	31,702
Hershey Foods Corp.	443	26,784
HJ Heinz Co.	602	22,177
Kellogg Co.	701	30,332
McCormick & Co, Inc.	235	8,091
Sara Lee Corp.	1,350	29,916
Wm. Wrigley Jr. Co.	384	25,179
		246,236
Gas Utilities - 0.1%
KeySpan Corp.	274	10,678
Nicor, Inc.	76	2,819
NiSource, Inc.	447	10,187
Peoples Energy Corp.	65	2,725
		26,409
Health Care Equipment & Supplies - 1.3%
Bausch & Lomb, Inc.	91	6,670
Baxter International, Inc.	1,047	35,577
Becton, Dickinson & Co.	433	25,296
Biomet, Inc.	435	15,790
Boston Scientific Corp. (a)	1,427	41,797
C.R. Bard, Inc.	179	12,186
Fisher Scientific International (a)	200	11,384
Guidant Corp.	536	39,610
Hospira, Inc. (a)	267	8,616
Medtronic, Inc.	2,070	105,467
Millipore Corp. (a)	85	3,689
PerkinElmer, Inc.	212	4,374
St Jude Medical, Inc. (a)	602	21,672
Stryker Corp.	684	30,513
Thermo Electron Corp. (a)	283	7,157
Waters Corp. (a)	205	7,337
Zimmer Holdings, Inc. (a)	417	32,447
		409,582
Health Care Providers & Services - 1.5%
Aetna, Inc.	522	39,124
AmerisourceBergen Corp.	192	11,000
Cardinal Health, Inc.	735	41,013
Caremark Rx, Inc. (a)	781	31,068
Cigna Corp.	242	21,610
Express Scripts, Inc. (a)	133	11,596
HCA, Inc.	830	44,463
Health Management Associates, Inc.	416	10,891
Humana, Inc. (a)	276	8,815
IMS Health, Inc.	402	9,805
Laboratory Corp Of America Holdings (a)	225	10,845
Manor Care, Inc.	152	5,527
McKesson Corp.	500	18,875
Medco Health Solutions, Inc. (a)	463	22,951
Quest Diagnostics	177	18,608
Tenet Healthcare Corp. (a)	796	9,178
UnitedHealth Group, Inc.	1,052	100,340
Wellpoint, Inc. (a)	503	63,051
		478,760
Hotels Restaurants & Leisure - 0.9%
Carnival Corp.	1,080	55,955
Darden Restaurants, Inc.	275	8,437
Harrah's Entertainment, Inc.	193	12,464
Hilton Hotels Corp.	655	14,639
International Game Technology	596	15,889
Marriott International, Inc. - Class A	387	25,875
McDonald's Corp.	2,151	66,982
Starbucks Corp. (a)	677	34,974
Starwood Hotels & Resorts Worldwide, Inc.	354	21,251
Wendy's International, Inc.	195	7,613
Yum! Brands, Inc.	494	25,594
		289,673
Household Durables - 0.3%
Centex Corp.	211	12,084
Fortune Brands, Inc.	250	20,157
KB Home	80	9,397
Leggett & Platt, Inc.	328	9,473
Maytag Corp.	135	1,886
Newell Rubbermaid, Inc.	469	10,290
Pulte Homes, Inc.	178	13,106
Snap-On, Inc.	100	3,179
The Black & Decker Corp.	136	10,742
The Stanley Works	140	6,338
Whirlpool Corp.	118	7,992
		104,644
Household Products - 1.2%
Clorox Co.	363	22,865
Colgate-Palmolive Co.	909	47,423
Kimberly-Clark Corp.	856	56,265
Procter & Gamble Co.	4,388	232,564
		359,117
Industrial Conglomerates - 2.9%
3M Co.	1,335	114,396
General Electric Co.	18,416	664,081
Textron, Inc.	235	17,536
Tyco International Ltd.	3,425	115,765
		911,778
Insurance - 2.5%
ACE Ltd.	484	19,975
Aflac, Inc.	869	32,379
AMBAC Financial Group, Inc.	186	13,904
American International Group, Inc.	4,452	246,685
AON Corp.	537	12,265
Chubb Corp.	324	25,684
Cincinnati Financial Corp.	288	12,560
Hartford Financial Services Group, Inc.	464	31,812
Jefferson-Pilot Corp.	239	11,723
Lincoln National Corp.	305	13,768
Loews Corp.	317	23,312
Marsh & McLennan Companies, Inc.	894	27,195
MBIA, Inc.	247	12,913
Metlife, Inc.	1,291	50,478
Prudential Financial, Inc.	898	51,545
Safeco Corp.	238	11,593
The Allstate Corp.	1,200	64,872
The Progressive Corp.	372	34,135
The St. Paul Travelers Companies Inc.	1,139	41,835
Torchmark Corp.	191	9,970
UnumProvident Corp.	506	8,612
XL Capital Ltd.	236	17,079
		774,294
Internet & Catalog Retail - 0.3%
eBay, Inc. (a)	2,240	83,462
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,297	77,868
IT Services - 0.7%
Affiliated Computer Services, Inc. (a)	233	12,405
Automatic Data Processing, Inc.	1,008	45,310
Computer Sciences Corp. (a)	321	14,718
Convergys Corp. (a)	245	3,658
Electronic Data Systems Corp.	828	17,115
First Data Corp.	1,487	58,454
Fiserv, Inc. (a)	333	13,253
Paychex, Inc.	645	21,169
Sabre Holdings Corp.	238	5,207
SunGard Data Systems, Inc. (a)	496	17,112
Unisys Corp. (a)	569	4,017
		212,418
Leisure Equipment & Products - 0.1%
Brunswick Corp.	162	7,590
Eastman Kodak Co.	490	15,949
Hasbro, Inc.	302	6,176
Mattel, Inc.	722	15,415
		45,130
Machinery - 0.9%
Caterpillar, Inc.	584	53,401
Cummins, Inc.	74	5,206
Danaher Corp.	526	28,094
Deere & Co.	426	28,597
Dover Corp.	347	13,113
Eaton Corp.	258	16,873
Illinois Tool Works, Inc.	529	47,361
Ingersoll-Rand Co.	296	23,576
ITT Industries, Inc.	159	14,348
Navistar International Corp. (a)	120	4,368
Paccar, Inc.	300	21,717
Pall Corp.	214	5,804
Parker Hannifin Corp.	205	12,489
		274,947
Media - 2.4%
Clear Channel Communications, Inc.	1,049	36,159
Comcast Corp. (a)	3,827	129,276
Dow Jones & Co, Inc.	140	5,232
Gannett Co, Inc.	466	36,851
Interpublic Group of Companies, Inc. (a)	650	7,982
Knight-Ridder, Inc.	135	9,079
Meredith Corp.	86	4,021
New York Times Co.	254	9,291
News Corp.	5,050	85,446
Omnicom Group	323	28,592
The McGraw-Hill Companies, Inc.	326	28,443
The Walt Disney Co.	3,504	100,670
Time Warner, Inc. (a)	7,786	136,644
Tribune Co.	560	22,327
Univision Communications, Inc. (a)	459	12,710
Viacom, Inc. - Class B	2,959	103,062
		755,785
Metals & Mining - 0.4%
Alcoa, Inc.	1,484	45,099
Allegheny Technologies, Inc.	159	3,833
Freeport-McMoRan Copper & Gold, Inc.	303	12,002
Newmont Mining Corp.	757	31,983
Nucor Corp.	270	15,541
Phelps Dodge Corp.	160	16,277
United States Steel Corp.	190	9,662
		134,397
Multiline Retail - 0.8%
Big Lots, Inc. (a)	197	2,368
Dillard's Inc.	143	3,847
Dollar General Corp.	563	12,335
Family Dollar Stores, Inc.	293	8,896
Federated Department Stores	308	19,601
JC Penney Co Inc Holding Co.	482	25,025
Kohl's Corp. (a)	582	30,049
Nordstrom, Inc.	238	13,180
Sears Hldgs Corp. (a)	185	24,579
Target Corp.	1,559	77,981
The May Department Stores Co.	497	18,399
		236,260
Multi-Utilities & Unregulated Power - 0.5%
Calpine Corp. (a)	713	1,996
CMS Energy Corp. (a)	260	3,390
Constellation Energy Group, Inc.	288	14,890
Dominion Resources Inc.	513	38,183
Duke Energy Corp.	1,561	43,724
Dynegy, Inc. - Class A (a)	647	2,530
Public Service Enterprise Group, Inc.	404	21,973
Sempra Energy	393	15,657
The AES Corp. (a)	1,088	17,821
		160,164
Office Electronics - 0.1%
Xerox Corp. (a)	1,365	20,680
Oil & Gas - 4.6%
Amerada Hess Corp.	154	14,816
Anadarko Petroleum Corp.	430	32,723
Apache Corp.	555	33,983
Ashland, Inc.	121	8,164
Burlington Resources, Inc.	677	33,897
ChevronTexaco Corp.	3,654	213,065
ConocoPhillips	1,171	126,281
Devon Energy Corp.	820	39,155
El Paso Corp.	1,065	11,268
EOG Resources, Inc.	400	19,496
Exxon Mobil Corp.	11,166	665,494
Kerr-McGee Corp.	194	15,196
Kinder Morgan, Inc.	212	16,048
Marathon Oil Corp.	589	27,636
Occidental Petroleum Corp.	668	47,542
Sunoco, Inc.	129	13,354
Unocal Corp.	450	27,760
Valero Energy Corp.	442	32,385
Williams Cos, Inc.	888	16,703
XTO Energy, Inc.	533	17,504
		1,412,470
Paper & Forest Products - 0.3%
Georgia-Pacific Corp.	436	15,474
International Paper Co.	829	30,499
Louisiana-Pacific Corp.	186	4,676
MeadWestvaco Corp.	344	10,946
Weyerhaeuser Co.	412	28,222
		89,817
Personal Products - 0.4%
Alberto-Culver Co.	156	7,466
Avon Products, Inc.	806	34,609
The Gillette Co.	1,714	86,523
		128,598
Pharmaceuticals - 4.2%
Abbott Laboratories	2,663	124,149
Allergan, Inc.	225	15,631
Bristol-Myers Squibb Co.	3,319	84,502
Eli Lilly & Co.	1,929	100,501
Forest Laboratories, Inc. (a)	632	23,352
Johnson & Johnson	5,166	346,949
King Pharmaceuticals, Inc. (a)	413	3,432
Merck & Co., Inc.	3,793	122,779
Mylan Laboratories	459	8,133
Pfizer, Inc.	12,923	339,487
Schering-Plough Corp.	2,514	45,629
Watson Pharmaceuticals, Inc. (a)	186	5,716
Wyeth	2,276	96,002
		1,316,262
Real Estate - 0.3%
Apartment Investment & Management Co.	161	5,989
Archstone-Smith Trust	300	10,233
Equity Office Properties Trust	689	20,759
Equity Residential	479	15,429
Plum Creek Timber Co Inc.	313	11,174
Prologis	310	11,501
Simon Property Group, Inc.	355	21,506
		96,591
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	633	34,138
CSX Corp.	367	15,286
Norfolk Southern Corp.	670	24,823
Union Pacific Corp.	443	30,877
		105,124
Semiconductor & Semiconductor Equipment - 1.9%
Advanced Micro Devices, Inc. (a)	605	9,753
Altera Corp. (a)	640	12,659
Analog Devices, Inc.	642	23,202
Applied Materials, Inc.	2,877	46,751
Applied Micro Circuits Corp. (a)	532	1,750
Broadcom Corp. (a)	497	14,870
Freescale Semiconductor, Inc. (a)	666	11,488
Intel Corp.	11,039	256,436
KLA-Tencor Corp.	336	15,459
Linear Technology Corp.	529	20,266
LSI Logic Corp. (a)	654	3,656
Maxim Integrated Products, Inc.	550	22,479
Micron Technology, Inc. (a)	1,043	10,785
National Semiconductor Corp.	613	12,634
Novellus Systems, Inc. (a)	253	6,763
Nvidia Corp. (a)	284	6,748
PMC - Sierra, Inc. (a)	302	2,658
Teradyne, Inc. (a)	332	4,847
Texas Instruments, Inc.	2,956	75,348
Xilinx, Inc.	593	17,333
		575,885
Software - 2.3%
Adobe Systems, Inc.	408	27,405
Autodesk, Inc.	388	11,547
BMC Software, Inc. (a)	381	5,715
Citrix Systems, Inc. (a)	291	6,932
Computer Associates International, Inc.	1,000	27,100
Compuware Corp. (a)	661	4,759
Electronic Arts, Inc. (a)	517	26,770
Intuit, Inc. (a)	328	14,357
Mercury Interactive Corp. (a)	158	7,486
Microsoft Corp.	17,687	427,495
Novell, Inc. (a)	661	3,940
Oracle Corp. (a)	7,817	97,556
Parametric Technology Corp. (a)	458	2,560
Siebel Systems, Inc. (a)	858	7,833
Symantec Corp. (a)	1,066	22,738
Veritas Software Corp. (a)	738	17,136
		711,329
Specialty Retail - 1.5%
Autonation, Inc. (a)	457	8,656
Autozone, Inc. (a)	143	12,255
Bed Bath & Beyond, Inc. (a)	513	18,745
Best Buy Co, Inc.	554	29,922
Circuit City Stores, Inc.	340	5,457
Home Depot, Inc.	3,795	145,121
Limited Brands	805	19,561
Lowe's Cos, Inc.	1,342	76,615
Office Depot, Inc. (a)	534	11,844
Officemax Inc Del	124	4,154
RadioShack Corp.	275	6,737
Staples, Inc.	850	26,715
The Gap Inc.	1,537	33,568
The Sherwin-Williams Co.	245	10,778
Tiffany & Co.	251	8,665
TJX Cos, Inc.	845	20,812
Toys "R" Us, Inc. (a)	366	9,428
		449,033
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	320	18,121
Jones Apparel Group, Inc.	216	7,234
Liz Claiborne, Inc.	190	7,625
Nike, Inc.	451	37,573
Reebok International Ltd.	103	4,563
VF Corp.	188	11,118
		86,234
Thrifts & Mortgage Finance - 1.0%
Countrywide Financial Corp.	952	30,902
Fannie Mae	1,655	90,115
Freddie Mac	1,176	74,323
Golden West Financial Corp.	522	31,581
MGIC Investment Corp.	169	10,422
Sovereign Bancorp, Inc.	575	12,742
Washington Mutual, Inc.	1,477	58,342
		308,427
Tobacco - 0.9%
Altria Group, Inc.	3,502	228,996
Reynolds American, Inc.	246	19,825
UST, Inc.	283	14,631
		263,452
Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	155	9,652
Wireless Telecommunication Services - 0.2%
Nextel Communications, Inc. (a)	1,892	53,771

TOTAL COMMON STOCKS (Cost $18,074,523)		18,766,733

U.S. TREASURY OBLIGATIONS - 9.8%
U.S. Treasury Bonds - 3.9%
5.250% due 11/15/2028	$ 200,000	210,336
6.125% due 11/15/2027 to 08/15/2029	595,000	697,197
6.250% due 08/15/2023	250,000	291,084
		1,198,617
U.S. Treasury Notes - 5.9%
3.375% due 12/15/2008	84,000	82,038
3.625% due 05/15/2013	234,000	222,099
4.375% due 08/15/2012	100,000	100,234
4.750% due 11/15/2008	200,000	204,797
5.500% due 02/15/2008	200,000	208,523
5.750% due 08/15/2010	180,000	193,163
6.000% due 08/15/2009	50,000	53,730
6.125% due 08/15/2007	100,000	105,129
6.500% due 05/15/2005	400,000	401,781
7.000% due 07/15/2006	250,000	260,567
		1,832,061

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,021,340)		3,030,678

U.S. GOVERNMENT AGENCY ISSUES - 5.6%
Federal Home Loan Mortgage Corporation - 5.6%
3.500% due 09/15/2007	1,750,000	1,728,828

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,789,271)		1,728,828

CORPORATE BONDS - 9.7%
Aerospace & Defense - 0.5%
Honeywell International, Inc.
7.500% due 03/01/2010	125,000	140,284
Automobiles - 1.3%
Ford Motor Co.
6.375% due 02/01/2029	500,000	411,312
Biotechnology - 0.5%
Amgen, Inc.
6.500% due 12/01/2007	150,000	158,316
Building Products - 0.4%
Masco Corp.
5.875% due 07/15/2012	125,000	130,064
Commercial Banks - 1.6%
Union Planters Corp.
4.375% due 12/01/2010	190,000	184,770
Key Bank National Association
5.000% due 07/17/2007	315,000	321,748
		506,518
Diversified Financial Services - 0.5%
TIAA Global Markets
4.125% due 11/15/2007 (b)	150,000	149,169
Food Products - 0.8%
Campbell Soup Co.
5.875% due 10/01/2008	225,000	234,948
Gas Utilities - 0.5%
Public Service Company of NC
6.625% due 02/15/2011	150,000	164,263
Oil And Gas - 1.0%
Burlington Resources Finance Co.
6.500% due 12/01/2011	150,000	163,891
Colonial Pipeline Co.
7.750% due 11/01/2010 (b)	125,000	143,072
		306,963
Paper & Forest Products - 2.6%
Champion International Corp.
7.200% due 11/01/2026	450,000	522,490
Weyerhaeuser Co.
6.750% due 03/15/2012	250,000	274,584
		797,074

TOTAL CORPORATE BONDS (Cost $3,023,811)		2,998,911

MORTGAGE BACKED SECURITIES - 12.9%
Fannie Mae Pool
Pool 357457, 5.500% due 11/01/2033	647,043	649,186
Pool 722267, 5.500% due 07/01/2033	375,042	376,284
Pool 732114, 6.000% due 08/01/2033	382,397	390,969
Pool 653650, 6.500% due 08/01/2032	158,649	164,946
Pool 500823, 7.000% due 07/01/2029	542,758	572,940
Freddie Mac (Gold) Pool
Pool E99160, 4.500% due 09/01/2018	168,152	164,954
Pool E96459, 5.000% due 05/01/2018	818,217	819,545
GNMA Pass-thru M Single Family
Pool 3583, 5.500% due 07/20/2034	847,624	855,036

TOTAL MORTGAGE BACKED SECURITIES (Cost $4,058,223)		3,993,860

SHORT TERM INVESTMENTS - 0.3%
Northern Institutional Diversified Assets Portfolio	89,961	89,961

TOTAL SHORT TERM INVESTMENTS (Cost $89,961)		89,961
Total Investments (Cost $30,057,129)(c) - 98.8%		30,608,971
Northern Institutional Liquid Asset Portfolio(d) - 12.0%		3,711,186
Other Liabilities in Excess of Assets - (10.8%)		(3,346,894)
TOTAL NET ASSETS - 100.0%		$ 30,973,263

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)
For federal income tax purposes, cost is $30,094,689 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $2,691,264 and ($2,176,982), respectively, with a net appreciation / (depreciation) of $514,282.

(d)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $5,225,087, $3,711,186 and $1,604,531, respectively.

Schedule of Investments
Nasdaq-100 Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 91.8%
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	1,572	$ 81,005
Expeditors International Washington, Inc.	1,942	103,994
		184,999
Biotechnology - 7.6%
Amgen, Inc. (a)	10,939	636,759
Biogen Idec, Inc. (a)	6,881	237,463
Chiron Corp. (a)	4,944	173,337
Genzyme Corp. (a)	5,843	334,453
Gilead Sciences, Inc. (a)	7,940	284,252
Invitrogen Corp. (a)	903	62,488
Medimmune, Inc. (a)	4,990	118,812
Millennium Pharmaceuticals, Inc. (a)	6,224	52,406
		1,899,970
Chemicals - 0.3%
Sigma-Aldrich Corp.	1,254	76,807
Commercial Services & Supplies - 1.9%
Apollo Group, Inc. (a)	3,560	263,653
Career Education Corp. (a)	1,919	65,745
Cintas Corp.	3,860	159,457
		488,855
Communications Equipment - 11.1%
Cisco Systems, Inc. (a)	42,645	762,919
Comverse Technology, Inc. (a)	3,761	94,853
JDS Uniphase Corp. (a)	30,679	51,234
Juniper Networks, Inc. (a)	6,770	149,346
QUALCOMM, Inc.	36,686	1,344,542
Research In Motion Ltd. (a)	3,422	261,509
Telefonaktiebolaget LM Ericsson ADR	3,250	91,650
Tellabs, Inc. (a)	4,478	32,689
		2,788,742
Computer Programming Services - 0.2%
BEA Systems, Inc. (a)	7,043	56,133
Computers & Peripherals - 7.8%
Apple Computer, Inc. (a)	21,144	881,070
Dell, Inc. (a)	16,381	629,358
Network Appliance, Inc. (a)	7,001	193,648
QLogic Corp. (a)	1,815	73,508
SanDisk Corp. (a)	2,748	76,394
Sun Microsystems, Inc. (a)	26,761	108,114
		1,962,092
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	4,567	70,651
Diversified Telecommunication Services - 0.8%
Level 3 Communications, Inc. (a)	12,594	25,944
MCI, Inc. (a)	7,250	180,670
		206,614
Electrical Equipment - 0.4%
American Power Conversion Corp.	3,760	98,174
Electronic Equipment & Instruments - 1.3%
CDW Corp.	1,630	92,388
Flextronics International Ltd. (a)	11,334	136,461
Molex, Inc.	1,858	48,977
Sanmina-SCI Corp. (a)	10,407	54,325
		332,151
Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	4,541	200,622
Whole Foods Market, Inc.	1,109	113,262
		313,884
Health Care Equipment & Supplies - 1.2%
Biomet, Inc.	6,483	235,333
Dentsply International, Inc.	1,431	77,861
		313,194
Health Care Providers & Services - 1.3%
Express Scripts, Inc. (a)	1,321	115,178
Lincare Holdings, Inc. (a)	1,785	78,950
Patterson Cos, Inc. (a)	2,466	123,177
		317,305
Hotels Restaurants & Leisure - 2.7%
Starbucks Corp. (a)	10,308	532,511
Wynn Resorts Ltd (a)	1,990	134,803
		667,314
Internet & Catalog Retail - 4.7%
Amazon.Com, Inc. (a)	5,002	171,419
eBay, Inc. (a)	18,470	688,192
IAC/InterActiveCorp (a)	13,914	309,865
		1,169,476
Internet Software & Services - 2.1%
VeriSign, Inc. (a)	4,290	123,123
Yahoo!, Inc. (a)	11,916	403,952
		527,075
IT Services - 2.0%
Cognizant Technology Solutions Corp. (a)	2,350	108,570
Fiserv, Inc. (a)	4,563	181,607
Paychex, Inc.	6,386	209,589
		499,766
Machinery - 1.1%
Paccar, Inc.	3,694	267,409
Media - 5.2%
Comcast Corp. (a)	17,891	604,358
EchoStar Communications Corp. (a)	4,360	127,530
Lamar Advertising Co. (a)	1,569	63,215
Liberty Media International, Inc. (a)	3,290	143,904
Pixar (a)	1,047	102,135
Sirius Satellite Radio, Inc. (a)	25,480	143,198
XM Satellite Radio Holdings, Inc. - Class A (a)	3,930	123,795
		1,308,135
Multiline Retail - 1.8%
Dollar Tree Stores, Inc. (a)	2,086	59,931
Sears Hldgs Corp. (a)	2,985	397,512
		457,443
Pharmaceuticals - 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	8,426	261,206
Prepackaged Software - 0.4%
Check Point Software Technologies (a)	4,588	99,743
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.3%
Garmin Ltd.	1,887	87,406
Semiconductor & Semiconductor Equipment - 12.6%
Altera Corp. (a)	10,036	198,512
Applied Materials, Inc.	16,354	265,752
ATI Technologies, Inc. (a)	4,523	78,067
Broadcom Corp. (a)	4,392	131,409
Intel Corp.	39,856	925,855
Intersil Corp.	2,641	45,742
KLA-Tencor Corp.	4,572	210,358
Lam Research Corp. (a)	2,539	73,276
Linear Technology Corp.	7,863	301,232
Marvell Technology Group Ltd. (a)	4,558	174,754
Maxim Integrated Products, Inc.	8,474	346,332
Microchip Technology, Inc.	3,248	84,480
Novellus Systems, Inc. (a)	2,925	78,185
Xilinx, Inc.	8,552	249,975
		3,163,929
Software - 15.5%
Adobe Systems, Inc.	4,483	301,123
Autodesk, Inc.	4,480	133,325
Citrix Systems, Inc. (a)	3,671	87,443
Electronic Arts, Inc. (a)	5,656	292,868
Intuit, Inc. (a)	4,560	199,591
Mercury Interactive Corp. (a)	1,675	79,361
Microsoft Corp.	69,024	1,668,310
Oracle Corp. (a)	40,450	504,816
Siebel Systems, Inc. (a)	10,938	99,864
Symantec Corp. (a)	13,166	280,831
Synopsys, Inc. (a)	2,705	48,960
Veritas Software Corp. (a)	8,012	186,039
		3,882,531
Specialty Retail - 2.5%
Bed Bath & Beyond, Inc. (a)	7,499	274,013
Petsmart, Inc.	2,665	76,619
Ross Stores, Inc.	2,808	81,825
Staples, Inc.	6,265	196,909
		629,366
Telephone Communications, Except Radiotelephone - 0.5%
NTL, Inc. (a)	1,780	113,333
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,365	75,498
Wireless Telecommunication Services - 2.9%
Nextel Communications, Inc. (a)	25,802	733,293

TOTAL COMMON STOCKS (Cost $23,564,995)		23,052,494

UNIT INVESTMENT TRUST - 1.4%
Nasdaq-100 Index Tracking Stock (d)	9,374	342,620

TOTAL UNIT INVESTMENT TRUST (Cost $237,754)		342,620

SHORT TERM INVESTMENTS - 6.8%
Money Market Funds - 2.5%
Northern Institutional Diversified Assets Portfolio (d)	636,126	636,126
U.S. Treasury Obligations - 4.3%
U.S. Treasury Bill (d)
2.520% due 06/16/2005	$ 1,100,000	1,093,735

TOTAL SHORT TERM INVESTMENTS (Cost $1,729,786)		1,729,861
Total Investments (Cost $25,532,535)(b) - 100.0%		25,124,975
Northern Institutional Liquid Asset Portfolio(c) - 8.4%		2,105,274
Other Liabilities in Excess of Assets - (8.4%)		(2,108,475)
TOTAL NET ASSETS - 100.0%		$ 25,121,774

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $26,420,115 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $3,832,165 and ($5,127,305), respectively, with a net appreciation / (depreciation) of ($1,295,140).

(c)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $2,678,925, $2,105,274 and $642,343, respectively.
(d)
Securities and other assets with an aggregate value of $1,759,380 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2005:

			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	Nasdaq-100 Index (06/05)	8	$ (31,064)
	Nasdaq-100 Index Mini (06/05)	14	$ (9,674)

Schedule of Investments
Russell 2000 Small Cap Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
COMMON STOCKS - 95.5%
Auto & Transportation - 0.0%
Universal Truckload Svcs, Inc. (a)	310	$ 6,541
US Xpress Enterprises, Inc. (a)	300	4,905
		11,446
Capital Goods - 11.5%
A O Smith Corp.	889	25,665
A.S.V., Inc. (a)	407	16,136
AAR Corp. (a)	1,934	26,302
Actuant Corp. (a)	1,418	63,697
ADE Corp. (a)	494	10,967
Advanced Energy Industries, Inc. (a)	1,106	10,695
Aftermarket Technology Corp. (a)	611	10,081
AirTran Holdings, Inc. (a)	5,033	45,549
Alaska Air Group, Inc. (a)	1,780	52,403
Alexander & Baldwin, Inc.	2,590	106,708
America West Holdings Corp. (a)	1,834	9,959
American Superconductor Corp. (a)	1,274	12,715
Applied Films Corp. (a)	770	17,802
Applied Industrial Technologies, Inc.	1,591	43,275
Applied Signal Technology, Inc.	513	11,748
Arctic Cat, Inc.	719	19,456
Arkansas Best Corp.	1,340	50,625
Arris Group, Inc. (a)	4,882	33,735
Artesyn Technologies, Inc. (a)	1,795	15,634
ArvinMeritor, Inc.	4,153	64,247
Astec Industries, Inc. (a)	718	15,832
Asyst Technologies, Inc. (a)	2,453	11,750
ATMI, Inc. (a)	1,930	48,327
Audiovox Corp. (a)	899	11,453
August Technology Corp. (a)	927	10,864
Aviall, Inc. (a)	1,423	39,844
Axcelis Technologies, Inc. (a)	6,042	44,107
Baldor Electric Co.	2,010	51,878
Bandag, Inc.	586	27,530
BE Aerospace, Inc. (a)	3,353	40,236
Beazer Homes USA, Inc.	2,445	121,908
Belden CDT, Inc.	2,866	63,654
Blount International, Inc. (a)	223	3,787
Brooks Automation, Inc. (a)	2,728	41,411
Bucyrus International, Inc. - Class A	640	24,998
C&D Technologies, Inc.	1,327	13,336
Cascade Corp.	556	19,460
C-COR, Inc. (a)	2,246	13,656
Central Freight Lines, Inc. (a)	448	1,595
Champion Enterprises, Inc. (a)	4,278	40,213
Coachmen Industries, Inc.	736	10,010
Cognex Corp.	2,445	60,832
Cohu, Inc.	1,120	17,864
Collins & Aikman Corp. (a)	2,000	2,460
Color Kinetics, Inc. (a)	210	2,117
Commercial Vehicle Group, Inc. (a)	470	9,400
Continental Airlines, Inc. (a)	3,927	47,281
Cooper Tire & Rubber Co.	4,023	73,862
Covenant Transport, Inc. (a)	455	8,008
Credence Systems Corp. (a)	5,856	46,321
CTS Corp.	2,204	28,652
CUNO, Inc. (a)	985	50,619
Curtiss-Wright Corp.	1,286	73,302
Cymer, Inc. (a)	2,230	59,697
Darling International, Inc. (a)	3,334	13,303
DDI Corp. (a)	1,362	3,814
Delta Air Lines, Inc. (a)	6,543	26,499
Dionex Corp. (a)	1,159	63,166
Dominion Homes, Inc. (a)	208	3,521
Ducommun, Inc. (a)	380	7,600
Dupont Photomasks, Inc. (a)	765	20,403
Duratek, Inc. (a)	532	10,613
EGL, Inc. (a)	2,197	50,092
Electro Scientific Industries, Inc. (a)	1,737	33,680
Engineered Support Systems, Inc.	1,343	71,877
EnPro Industries, Inc. (a)	1,263	34,732
Entegris, Inc. (a)	2,276	22,510
ESCO Technologies, Inc. (a)	776	62,352
Esterline Technologies Corp. (a)	1,466	50,650
ExpressJet Holdings, Inc. (a)	2,226	25,399
Faro Technologies, Inc. (a)	552	12,994
Federal Signal Corp.	2,893	43,887
FEI Co. (a)	1,475	34,146
Flanders Corp. (a)	683	7,704
Fleetwood Enterprises, Inc. (a)	3,231	28,110
Florida East Coast Industries, Inc.	1,315	55,861
Flowserve Corp. (a)	3,303	85,449
FLYI, Inc. (a)	2,368	3,007
Forward Air Corp.	1,293	55,056
Franklin Electric Co, Inc.	839	31,655
Frontier Airlines, Inc. (a)	2,125	22,270
FSI International, Inc. (a)	1,560	6,599
Gardner Denver, Inc. (a)	1,212	47,886
General Binding Corp. (a)	312	6,552
General Cable Corp. (a)	2,382	28,751
Genesee & Wyoming, Inc. (a)	1,096	28,397
Genlyte Group, Inc. (a)	634	57,041
The Goodyear Tire & Rubber Co. (a)	8,749	116,799
The Gorman-Rupp Co.	478	10,258
Greenbrier Cos., Inc.	296	10,387
GulfMark Offshore, Inc. (a)	755	19,562
Hayes Lemmerz International, Inc. (a)	1,970	10,244
Headwaters, Inc. (a)	2,043	67,051
Heartland Express, Inc.	2,750	52,662
Heico Corp.	1,197	24,060
Helix Technology Corp.	1,564	24,195
HUB Group, Inc. (a)	404	25,319
IDEX Corp.	3,039	122,624
Imagistics International, Inc. (a)	870	30,389
INTAC International (a)	411	5,179
Interdigital Communications Corp. (a)	3,271	50,112
Intevac, Inc. (a)	874	8,242
Itron, Inc. (a)	1,089	32,278
JLG Industries, Inc.	2,652	57,151
Joy Global, Inc.	4,432	155,386
Kadant, Inc. (a)	747	13,857
Kansas City Southern (a)	3,802	73,227
Keithley Instruments, Inc.	657	10,597
Kennametal, Inc.	2,215	105,190
Keystone Automotive Industries, Inc. (a)	793	18,366
Kimball International, Inc.	1,131	16,399
Kirby Corp. (a)	1,332	55,984
Knight Transportation, Inc.	2,262	55,804
Kulicke & Soffa Industries, Inc. (a)	3,024	19,021
Laidlaw International, Inc. (a)	6,321	131,477
Landstar System, Inc. (a)	3,512	115,018
Levitt Corp.	800	20,512
Lincoln Electric Holdings, Inc.	2,035	61,213
Lindsay Manufacturing Co.	614	11,715
Littelfuse, Inc. (a)	1,352	38,735
LTX Corp. (a)	3,630	16,117
M/I Homes, Inc.	633	30,973
Magnetek, Inc. (a)	1,236	6,588
Manitowoc Co.	1,635	66,038
Marine Products Corp.	678	11,397
Marten Transport Ltd. (a)	477	10,174
MasTec, Inc. (a)	1,226	10,065
Mattson Technology, Inc. (a)	2,423	19,239
Measurement Specialties, Inc. (a)	558	12,834
Meritage Homes Corp. (a)	1,206	71,058
Mesa Air Group, Inc. (a)	1,656	11,592
Metrologic Instruments, Inc. (a)	548	12,319
Middleby Corp. (a)	233	11,510
Milacron, Inc. (a)	2,906	8,863
Mine Safety Appliances Co.	1,306	50,594
MKS Instruments, Inc. (a)	1,983	31,490
Modine Manufacturing Co.	1,430	41,942
Monaco Coach Corp.	1,593	25,727
Moog, Inc. (a)	1,589	71,823
MTC Technologies, Inc. (a)	378	12,285
MTS Systems Corp.	1,296	37,623
Mykrolis Corp. (a)	2,495	35,678
NACCO Industries, Inc.	245	24,975
Noble International Ltd.	331	7,500
Nordson Corp.	1,616	59,501
Northwest Airlines Corp. (a)	4,395	29,403
Offshore Logistics, Inc. (a)	1,225	40,817
Old Dominion Freight Line Inc. (a)	860	26,789
Orbital Sciences Corp. (a)	3,082	29,834
Orleans Homebuilders, Inc.	127	2,336
Overnite Corp.	1,683	53,839
Overseas Shipholding Group	1,715	107,891
PAM Transportation Services (a)	333	5,728
Pacer International, Inc. (a)	1,673	39,968
Palm Harbor Homes, Inc. (a)	496	8,065
Paxar Corp. (a)	2,115	45,134
Photon Dynamics, Inc. (a)	869	16,563
Photronics, Inc. (a)	1,958	35,440
Pinnacle Airlines Corp. (a)	1,013	10,758
Powell Industries, Inc. (a)	355	6,575
Power-One, Inc. (a)	3,865	18,784
Powerwave Technologies, Inc. (a)	6,424	49,722
Presstek, Inc. (a)	1,342	10,360
Quality Distribution, Inc. (a)	400	4,340
Quixote Corp.	392	8,495
RAE Systems, Inc. (a)	1,803	5,535
RailAmerica, Inc. (a)	2,236	27,905
Rayovac Corp. (a)	2,069	86,070
Regal-Beloit Corp.	1,477	42,523
Republic Airways Holdings, Inc. (a)	261	3,262
Robbins & Myers, Inc.	568	12,502
Rofin-Sinar Technologies, Inc. (a)	779	25,037
Rudolph Technologies, Inc. (a)	671	10,105
Sauer-Danfoss, Inc.	525	11,881
SBA Communications Corp. (a)	2,906	26,619
SCS Transportation, Inc. (a)	776	14,426
Seabulk International, Inc. (a)	303	6,299
Semitool, Inc. (a)	850	8,670
Skyline Corp.	356	13,702
Skywest, Inc.	3,462	64,359
Sonic Solutions, Inc. (a)	911	13,711
Spatialight, Inc. (a)	1,226	6,191
Spectralink Corp.	994	14,035
Sports Resorts International, Inc. (a)	73	242
Standard Motor Products, Inc.	656	7,675
Standex International Corp.	637	17,390
Stewart & Stevenson Services	1,770	40,515
Stoneridge, Inc. (a)	812	9,915
Strattec Security Corp. (a)	200	10,716
Superior Industries International	1,366	36,076
Swift Transportation Co., Inc. (a)	2,591	57,365
Symmetricom, Inc. (a)	2,754	30,542
Taser International, Inc. (a)	2,956	35,472
TBC Corp. (a)	1,223	34,073
Technical Olympic USA, Inc.	480	14,496
Technitrol, Inc.	2,467	36,808
Tecumseh Products Co.	859	34,025
Tektronix, Inc.	233	5,715
Teledyne Technologies, Inc. (a)	2,005	62,756
Tennant Co.	397	15,360
Tenneco Automotive, Inc. (a)	2,558	31,873
Terayon Communication Systems, Inc. (a)	3,488	10,743
Terex Corp. (a)	2,975	128,818
Thomas & Betts Corp. (a)	3,558	114,923
Thomas Industries, Inc.	758	30,047
Thor Industries, Inc.	2,170	64,905
Transact Technologies, Inc. (a)	446	4,464
TRC Cos., Inc. (a)	475	6,982
Triumph Group, Inc. (a)	828	32,242
Ultratech, Inc. (a)	1,107	16,162
United Industrial Corp.	554	16,409
USF Corp.	1,678	80,980
Varian Semiconductor Equipment Associates, Inc. (a)	2,226	84,610
Veeco Instruments, Inc. (a)	1,579	23,764
Vicor Corp.	998	10,419
Viisage Technology, Inc. (a)	1,694	5,709
Visteon Corp. (a)	7,900	45,109
Wabash National Corp.	1,815	44,286
Watts Water Technologies, Inc.	1,452	47,350
Werner Enterprises, Inc.	2,904	56,425
Westinghouse Air Brake Technologies Corp.	2,384	48,848
William Lyon Homes, Inc. (a)	219	16,797
Winnebago Industries, Inc.	1,586	50,118
Woodhead Industries, Inc.	632	8,595
Woodward Governor Co.	507	36,352
X-Rite, Inc.	1,083	16,288
Zygo Corp. (a)	933	12,092
		7,544,281
Consumer Cyclicals - 17.8%
1-800 Contacts, Inc. (a)	380	7,931
1-800-FLOWERS.COM, Inc. (a)	1,157	8,758
24/7 Real Media, Inc. (a)	1,135	3,689
4Kids Entertainment, Inc. (a)	722	15,963
99 Cents Only Stores (a)	2,947	38,812
Aaron Rents, Inc.	2,350	47,000
ABM Industries, Inc.	2,301	44,248
A C Moore Arts & Crafts, Inc. (a)	717	19,115
Action Performance Cos., Inc. (a)	808	10,690
Administaff, Inc.	1,130	16,498
Advanced Marketing Services Inc. (a)	743	4,458
The Advisory Board Co. (a)	924	40,379
Advo, Inc.	1,834	68,683
Aeropostale, Inc. (a)	3,385	110,859
Alderwoods Group, Inc. (a)	2,349	29,222
Alliance Gaming Corp. (a)	3,096	29,691
Alloy, Inc. (a)	1,719	10,108
Ambassadors Group, Inc.	418	13,970
Amerco, Inc. (a)	486	22,502
American Greetings	3,784	96,416
American Woodmark Corp.	560	20,317
America's Car-Mart, Inc. (a)	293	10,273
Ameristar Casinos, Inc.	596	32,589
AMN Healthcare Services, Inc. (a)	599	9,530
Angelica Corp.	466	13,048
Applica, Inc. (a)	1,023	5,176
aQuantive, Inc. (a)	2,849	31,538
Arbitron, Inc.	1,835	78,721
Argosy Gaming Co. (a)	1,571	72,140
Asbury Automotive Group, Inc. (a)	585	9,009
Atari, Inc. (a)	481	1,520
Autobytel, Inc. (a)	2,169	10,932
Aztar Corp. (a)	2,114	60,376
Banta Corp.	1,510	64,628
Bassett Furniture Industries, Inc.	538	10,599
Beasley Broadcast Group, Inc. (a)	281	4,996
bebe Stores, Inc.	471	15,990
Big 5 Sporting Goods Corp.	1,061	26,207
BJ's Restaurants, Inc. (a)	561	10,878
Blair Corp.	425	14,012
Blue Nile, Inc. (a)	196	5,419
Blyth, Inc.	1,675	53,332
Bob Evans Farms, Inc.	2,129	49,925
The Bombay Co Inc. (a)	1,856	9,837
The Bon-Ton Stores Inc.	270	4,884
Bowne & Co., Inc.	2,107	31,689
Boyd Gaming Corp.	2,714	141,535
Bright Horizons Family Solutions, Inc. (a)	1,378	46,494
Brightpoint, Inc. (a)	1,008	18,880
Brookstone, Inc. (a)	1,047	16,982
Brown Shoe Co., Inc.	1,105	37,868
The Buckle Inc.	396	13,824
Buffalo Wild Wings, Inc. (a)	297	11,236
Build-A-Bear Workshop Inc. (a)	470	14,405
Burlington Coat Factory Warehouse Corp.	956	27,437
Cache, Inc. (a)	333	4,512
California Pizza Kitchen, Inc. (a)	1,189	27,870
Callaway Golf Co.	4,072	52,122
Carmike Cinemas, Inc.	400	14,912
Carter's, Inc. (a)	344	13,674
Casella Waste Systems, Inc. (a)	1,026	13,574
Casual Male Retail Group, Inc. (a)	1,468	9,527
Catalina Marketing Corp.	3,173	82,181
The Cato Corp.	1,198	38,635
CBRL Group, Inc.	3,030	125,139
CDI Corp.	643	14,230
CEC Entertainment, Inc. (a)	2,261	82,753
Central European Distribution Corp. (a)	640	21,306
Central Garden and Pet Co. (a)	880	38,597
Central Parking Corp.	966	16,596
Century Business Services, Inc. (a)	3,300	13,530
Charles River Associates, Inc. (a)	531	26,205
Charlotte Russe Holding, Inc. (a)	606	7,830
Charming Shoppes (a)	6,878	55,918
Charter Communications, Inc. (a)	16,254	26,006
Chemed Corp.	633	48,412
Cherokee, Inc.	354	11,852
Childrens Place Retail Stores (a)	884	42,211
Christopher & Banks Corp.	2,242	39,459
Churchill Downs, Inc.	399	15,796
CKE Restaurants, Inc. (a)	3,122	49,484
Clark, Inc.	842	13,034
CMGI, Inc. (a)	26,479	55,076
CNET Networks, Inc. (a)	7,629	72,018
Coinstar, Inc. (a)	1,283	27,200
Coldwater Creek, Inc. (a)	2,034	37,588
Kenneth Cole Productions, Inc.	435	12,676
Conn's, Inc. (a)	362	6,806
Consolidated Graphics, Inc. (a)	589	30,981
Cornell Cos., Inc. (a)	695	8,757
Corrections Corp. of America (a)	2,115	81,639
Cosi, Inc. (a)	1,074	7,303
Cost Plus, Inc. (a)	1,351	36,315
CoStar Group, Inc. (a)	838	30,880
Courier Corp.	337	17,672
Cross Country Healthcare, Inc. (a)	1,409	23,615
Crown Media Holdings, Inc. (a)	759	6,839
CSK Auto Corporation (a)	2,839	50,108
CSS Industries, Inc.	363	13,268
Cumulus Media, Inc. (a)	3,022	43,063
Dave & Buster's, Inc. (a)	580	10,846
DEB Shops, Inc.	222	6,265
Deckers Outdoor Corp. (a)	468	16,726
Department 56 Inc. (a)	691	12,065
Design Within Reach, Inc. (a)	220	3,462
DiamondCluster International, Inc. (a)	1,375	22,137
Dick's Sporting Goods, Inc. (a)	1,843	67,693
Digital Theater Systems, Inc. (a)	878	15,901
Dollar Thrifty Automotive Group (a)	1,518	49,760
Dominos Pizza, Inc.	1,290	24,110
DoubleClick, Inc. (a)	6,744	51,929
Dover Downs Gaming & Entertainment, Inc.	420	5,229
Dover Motorsports, Inc.	815	4,116
Dress Barn, Inc. (a)	1,071	19,514
Drugstore.Com, Inc. (a)	2,312	5,965
Earthlink, Inc. (a)	7,873	70,857
Educate, Inc. (a)	940	13,038
Electronics Boutique Holdings Corp. (a)	607	26,083
Elizabeth Arden, Inc. (a)	1,371	32,548
Emmis Communications Corp. (a)	2,949	56,680
Empire Resorts, Inc. (a)	447	3,232
Entravision Communications Corp. (a)	2,518	22,335
Escalade, Inc.	410	5,588
Ethan Allen Interiors, Inc.	1,991	63,712
Exponent, Inc. (a)	314	7,501
FindWhat.com (a)	1,455	15,088
Finish Line	2,270	52,550
First Advantage Corp. (a)	161	3,381
Fisher Communications, Inc. (a)	340	17,581
Forrester Research, Inc. (a)	713	10,039
Fred's, Inc.	2,383	40,916
FTD Group, Inc. (a)	760	9,211
FTI Consulting, Inc. (a)	2,573	53,107
Furniture Brands International, Inc.	2,970	64,776
G & K Services, Inc.	911	36,704
Gamestop Corp. - Class B (a)	2,260	50,398
Gander Mountain Co. (a)	299	3,917
Gaylord Entertainment Co. (a)	1,832	74,013
Genesco, Inc. (a)	1,308	37,173
The Geo Group Inc. (a)	433	12,375
Gevity HR, Inc.	1,407	26,902
Global Imaging Systems, Inc. (a)	1,385	49,112
Goody's Family Clothing, Inc.	983	8,876
Gray Television, Inc.	2,723	39,402
Great Wolf Resorts, Inc. (a)	1,200	29,940
Greenfield Online, Inc. (a)	260	5,109
Greg Manning Auctions, Inc. (a)	263	2,648
Group 1 Automotive, Inc. (a)	1,177	30,955
GSI Commerce, Inc. (a)	1,010	13,665
Guess ?, Inc. (a)	778	10,659
Guitar Center, Inc. (a)	1,471	80,655
Gymboree Corp. (a)	1,595	20,001
Hancock Fabrics Inc.	986	7,336
Handleman Co.	1,246	23,624
Harris Interactive, Inc. (a)	2,558	11,792
Hartmarx Corp. (a)	1,194	11,391
Haverty Furniture Cos., Inc.	969	14,777
Heidrick & Struggles International, Inc. (a)	874	32,137
Hibbett Sporting Goods, Inc. (a)	1,432	43,017
Hollinger International, Inc.	3,477	37,899
Hollywood Entertainment Corp. (a)	3,177	41,841
Hooker Furniture Corp.	358	6,763
Hot Topic, Inc. (a)	2,909	63,562
Hudson Highland Group, Inc. (a)	1,040	17,774
IHOP Corp.	1,118	53,306
Infospace, Inc. (a)	1,856	75,780
infoUSA, Inc.	1,660	17,447
Insight Communications Co, Inc. (a)	2,325	27,551
Insight Enterprises, Inc. (a)	2,956	51,907
Insurance Auto Auctions, Inc. (a)	451	12,560
Inter Parfums, Inc.	264	3,802
Interchange Corp. (a)	180	1,824
Internap Network Services Corp. (a)	12,347	7,285
Ipass, Inc. (a)	2,307	14,119
Isle of Capri Casinos, Inc. (a)	704	18,684
iVillage, Inc. (a)	1,389	8,459
The J Jill Group Inc. (a)	927	12,756
Jack in the Box, Inc. (a)	2,206	81,843
Jackson Hewitt Tax Service, Inc.	2,240	46,861
JAKKS Pacific, Inc. (a)	1,513	32,484
Jamdat Mobile, Inc. (a)	320	5,517
Jarden Corp. (a)	1,640	75,243
Jo-Ann Stores, Inc. (a)	985	27,669
Jos A Bank Clothiers, Inc. (a)	533	15,617
Journal Communications, Inc.	1,054	17,444
Journal Register Co. (a)	2,510	41,917
K2, Inc. (a)	2,536	34,870
Kellwood Co.	1,638	47,158
Kelly Services, Inc.	919	26,458
Kforce, Inc. (a)	1,333	14,650
Kirkland's, Inc. (a)	578	6,393
Korn/Ferry International (a)	1,943	36,975
Krispy Kreme Doughnuts, Inc. (a)	3,216	24,538
K-Swiss, Inc.	1,531	50,569
Labor Ready, Inc. (a)	2,501	46,644
Lakes Entertainment, Inc. (a)	800	14,400
Landry's Restaurants, Inc.	1,304	37,712
Lawson Products	256	11,981
La-Z-Boy, Inc.	3,176	44,242
Leapfrog Enterprises, Inc. (a)	1,434	16,276
Learning Tree International, Inc. (a)	460	6,629
LECG Corp. (a)	681	13,348
Libbey, Inc.	713	14,973
Liberty Corp.	820	33,251
Life Time Fitness, Inc. (a)	610	16,458
Lifeline Systems, Inc. (a)	578	17,525
Lifetime Hoan Corp.	373	5,778
LIN TV Corp. (a)	1,612	27,291
Linens 'N Things, Inc. (a)	2,725	67,662
Lithia Motors, Inc.	745	19,079
LKQ Corp. (a)	762	15,293
LodgeNet Entertainment Corp. (a)	523	9,853
Lone Star Steakhouse & Saloon	829	23,962
LookSmart Ltd. (a)	4,986	4,438
Magna Entertainment Corp. (a)	1,968	12,084
Mannatech, Inc.	741	14,487
Marchex, Inc. (a)	214	3,989
Marcus Corp.	1,030	21,115
MarineMax, Inc. (a)	608	18,957
Martha Stewart Living Omnimedia, Inc. (a)	608	13,735
Matthews International Corp.	1,971	64,570
Maximus, Inc.	1,154	38,647
Medical Staffing Network Holdings, Inc. (a)	633	4,184
Men's Wearhouse, Inc. (a)	1,930	81,465
Midas Group, Inc. (a)	807	18,424
Midway Games, Inc. (a)	2,762	28,338
Monro Muffler Brake, Inc. (a)	490	12,647
Movado Group, Inc.	794	14,689
Movie Gallery, Inc.	1,389	39,837
MPS Group, Inc. (a)	6,399	67,253
MTR Gaming Group, Inc. (a)	1,212	15,029
Multimedia Games, Inc. (a)	1,235	9,584
National Presto Industries, Inc.	245	9,873
Nautilus Group, Inc.	1,675	39,798
Navarre Corp. (a)	1,092	8,681
Navigant Consulting, Inc. (a)	2,747	74,801
Navigant International, Inc. (a)	734	10,026
Neoforma, Inc. (a)	481	3,824
NetRatings, Inc. (a)	641	9,775
Nevada Gold & Casinos, Inc. (a)	390	4,992
New York & Co., Inc. (a)	520	10,436
Nexstar Broadcasting Group, Inc. (a)	526	3,708
NIC, Inc. (a)	1,626	7,756
Nu Skin Enterprises, Inc.	3,184	71,672
Oakley, Inc.	1,080	13,846
O'Charleys, Inc. (a)	1,288	28,001
Oshkosh B'Gosh, Inc.	348	10,614
Overstock.com, Inc. (a)	668	28,717
Oxford Industries, Inc.	693	25,357
Panera Bread Co. (a)	1,732	97,910
The Pantry Inc. (a)	606	18,768
Papa John's International, Inc. (a)	607	21,075
Party City Corp. (a)	596	8,725
Paxson Communications Corp. (a)	2,368	1,634
Payless Shoesource, Inc. (a)	4,103	64,786
PC Connection, Inc. (a)	376	2,207
PC Mall, Inc. (a)	406	5,043
PDI, Inc. (a)	440	9,020
Pegasus Solutions, Inc. (a)	1,214	14,349
Penn National Gaming, Inc. (a)	3,844	112,937
PEP Boys-Manny, Moe & Jack	3,485	61,266
Perry Ellis International, Inc. (a)	283	6,351
PetMed Express, Inc. (a)	489	3,623
PF Chang's China Bistro, Inc. (a)	1,546	92,451
Phillips-Van Heusen Corp.	1,476	39,321
Pinnacle Entertainment, Inc. (a)	2,135	35,654
Planetout, Inc. (a)	300	2,529
PLATO Learning, Inc. (a)	1,200	9,360
Playboy Enterprises, Inc. (a)	1,020	13,158
Playtex Products, Inc. (a)	1,816	16,344
Pre-Paid Legal Services, Inc.	546	18,477
Prestige Brands Holdings, Inc. (a)	1,620	28,593
Priceline.com, Inc. (a)	1,446	36,439
PRIMEDIA, Inc. (a)	8,011	34,848
Princeton Review, Inc. (a)	861	4,744
ProQuest Co. (a)	1,449	52,381
Pulitzer, Inc.	437	27,850
Quiksilver, Inc. (a)	3,378	98,063
Rare Hospitality International, Inc. (a)	2,065	63,767
RC2 Corp. (a)	1,002	34,068
The Reader's Digest Association Inc.	5,970	103,341
Red Robin Gourmet Burgers, Inc. (a)	625	31,819
Regent Communications, Inc. (a)	1,820	9,737
Renaissance Learning, Inc.	397	6,797
Rent-Way, Inc. (a)	1,369	11,226
Resources Connection, Inc. (a)	2,776	58,102
Restoration Hardware, Inc. (a)	1,373	7,826
Retail Ventures, Inc. (a)	691	6,295
Revlon, Inc. (a)	7,621	21,948
RH Donnelley Corp. (a)	1,356	78,770
Rollins, Inc.	1,530	28,458
Rush Enterprises, Inc. - Class B (a)	305	5,142
Russ Berrie & Co, Inc.	418	8,005
Russell Corp.	1,713	30,971
Ryan's Restaurant Group, Inc. (a)	2,566	37,284
Saga Communications, Inc. (a)	853	13,733
Salem Communications Corp. (a)	501	10,321
Schawk, Inc.	474	8,650
Scholastic Corp. (a)	1,826	67,361
School Specialty, Inc. (a)	1,342	52,553
Scientific Games Corp. - Class A (a)	4,597	105,041
SCP Pool Corp.	3,265	104,023
Select Comfort Corp. (a)	2,191	44,784
Sharper Image Corp. (a)	612	10,165
Shoe Carnival, Inc. (a)	385	6,737
ShopKo Stores, Inc. (a)	1,743	38,729
Shuffle Master, Inc. (a)	2,086	60,411
Sinclair Broadcast Group, Inc.	2,688	21,585
Sitel Corp. (a)	3,043	5,964
Six Flags, Inc. (a)	5,669	23,356
Skechers U.S.A., Inc. (a)	1,036	16,037
Sohu.com, Inc. (a)	1,153	20,270
Sonic Automotive, Inc.	1,686	38,289
Sonic Corp. (a)	3,620	120,908
Source Interlink Companies, Inc. (a)	1,027	11,554
SourceCorp (a)	841	16,938
Spanish Broadcasting System (a)	1,930	19,802
Speedway Motorsports, Inc.	773	27,596
Spherion Corp. (a)	3,633	27,211
The Sports Authority Inc. (a)	1,373	37,758
Stage Stores, Inc. (a)	979	37,584
Stamps.com, Inc. (a)	877	14,558
Stanley Furniture Co, Inc.	292	13,806
Startek, Inc.	568	9,542
The Steak N Shake Co. (a)	1,479	28,619
Stein Mart, Inc. (a)	1,292	29,070
Steinway Musical Instruments (a)	351	10,516
Steven Madden Ltd. (a)	606	10,114
Stewart Enterprises, Inc.	6,668	41,008
Strayer Education, Inc.	897	101,648
Stride Rite Corp.	2,040	27,132
Sturm Ruger & Co, Inc.	1,106	7,665
Systemax, Inc. (a)	503	2,736
Take-Two Interactive Software, Inc. (a)	2,679	104,749
TeleTech Holdings, Inc. (a)	1,965	25,388
Tempur-Pedic International, Inc. (a)	982	18,324
Tetra Tech, Inc. (a)	3,369	42,517
Texas Roadhouse, Inc. (a)	550	15,444
The Topps Co Inc.	1,851	17,048
The Warnaco Group Inc. (a)	2,767	66,519
Thomas (Nelson), Inc.	524	12,393
THQ, Inc. (a)	2,298	64,666
TiVo, Inc. (a)	2,383	12,320
Too, Inc. (a)	2,098	51,758
Toro Co.	1,264	111,864
Tractor Supply Co. (a)	1,894	82,673
Trans World Entertainment (a)	1,213	17,867
Travelzoo, Inc. (a)	81	4,027
Triarc Companies	2,144	29,652
Tuesday Morning Corp. (a)	1,534	44,287
Tupperware Corp.	3,154	64,215
Unifirst Corp.	472	18,833
United Auto Group, Inc.	1,000	27,830
United Natural Foods, Inc. (a)	2,388	68,368
United Online, Inc. (a)	3,200	33,504
United Stationers, Inc. (a)	2,038	92,219
Universal Electronics, Inc. (a)	704	11,884
Universal Technical Institute, Inc. (a)	738	27,158
USANA Health Sciences, Inc. (a)	549	25,968
Vail Resorts, Inc. (a)	1,195	30,174
Valassis Communications, Inc. (a)	3,131	109,460
ValueClick, Inc. (a)	4,689	49,750
Valuevision Media, Inc. (a)	938	11,603
Ventiv Health, Inc. (a)	964	22,172
Vertrue, Inc. (a)	307	10,880
Volt Information Sciences, Inc. (a)	413	9,974
Waste Connections, Inc. (a)	2,889	100,393
Water Pik Technologies, Inc. (a)	518	10,205
Watson Wyatt & Co Holdings	1,962	53,366
Websidestory, Inc. (a)	300	3,675
WESCO International, Inc. (a)	936	26,208
West Marine, Inc. (a)	701	14,903
Weyco Group, Inc.	142	6,217
Wireless Facilities, Inc. (a)	2,824	17,650
WMS Industries, Inc. (a)	1,194	33,623
Wolverine World Wide, Inc.	3,639	77,984
World Fuel Services Corp.	1,172	36,918
World Wrestling Entertainment, Inc.	697	8,364
Yankee Candle Co, Inc.	2,986	94,656
Young Broadcasting, Inc. (a)	845	7,301
Zale Corp. (a)	3,210	95,401
		11,647,725
Consumer Staples - 1.6%
American Italian Pasta Co.	838	22,961
Arden Group, Inc.	73	5,182
Boston Beer Co., Inc. (a)	411	9,001
Cal-Maine Foods, Inc.	783	6,154
Casey's General Stores, Inc.	3,041	54,647
Chiquita Brands International, Inc.	2,467	66,066
Coca-Cola Bottling Co. Consolidated	207	10,828
DIMON, Inc.	2,356	14,725
Farmer Bros. Co.	351	8,406
Flowers Foods, Inc.	2,155	60,793
Great Atlantic & Pacific Tea Co. (a)	863	12,859
Hain Celestial Group, Inc. (a)	1,542	28,743
Hansen Natural Corp. (a)	314	18,862
Ingles Markets, Inc.	533	7,100
Interstate Bakeries Corp. (a)	2,370	13,983
J & J Snack Foods Corp.	316	14,798
John B. Sanfilippo & Son Inc. (a)	329	8,087
Lance, Inc.	1,540	24,748
Longs Drug Stores Corp.	1,828	62,554
M & F Worldwide Corp. (a)	531	7,084
Maui Land & Pineapple Co, Inc. (a)	168	7,207
Nash Finch Co.	642	24,390
National Beverage Corp. (a)	376	3,064
Natures Sunshine Products, Inc.	541	9,289
Nutraceutical International Corp. (a)	411	6,518
Omega Protein Corp. (a)	311	2,121
Pathmark Stores, Inc. (a)	1,570	9,907
Peet's Coffee & Tea, Inc. (a)	613	15,110
Performance Food Group Co. (a)	2,771	76,701
Provide Commerce, Inc. (a)	228	6,585
Ralcorp Holdings, Inc. (a)	1,756	83,147
Ruddick Corp.	1,975	45,721
Sanderson Farms, Inc.	538	23,247
Schweitzer-Mauduit International, Inc.	784	26,303
Seaboard Corp.	18	19,314
Sensient Technologies Corp.	2,833	61,080
Smart & Final, Inc. (a)	652	7,928
Standard Commercial Corp.	527	9,802
Star Scientific, Inc. (a)	1,339	7,083
Universal Corp.	1,523	69,708
Vector Group Ltd.	1,256	19,317
Weis Markets, Inc.	586	21,606
Wild Oats Markets, Inc. (a)	1,584	16,838
		1,029,567
Energy - 5.8%
Atlas America, Inc. (a)	120	4,340
Atwood Oceanics, Inc. (a)	737	49,040
Berry Petroleum Co. - Class A	1,125	57,881
Brigham Exploration Co. (a)	1,159	10,698
Cabot Oil & Gas Corp.	2,018	111,293
Cal Dive International, Inc. (a)	2,376	107,633
Callon Petroleum Co. (a)	537	8,345
Calpine Corp. (a)	25,708	71,982
Capstone Turbine Corp. (a)	4,347	6,738
CARBO Ceramics, Inc.	663	46,509
Cheniere Energy, Inc. (a)	1,086	70,058
Cimarex Energy Co. (a)	2,551	99,489
Clayton Williams Energy, Inc. (a)	231	5,983
Comstock Resources, Inc. (a)	2,161	62,107
Crosstex Energy, Inc.	124	5,427
Delta Petroleum Corp. (a)	829	12,054
Denbury Resources, Inc. (a)	3,405	119,958
Dril-Quip, Inc. (a)	340	10,452
Edge Petroleum Corp. (a)	676	11,195
Encore Acquisition Co. (a)	1,480	61,124
Energy Partners Ltd. (a)	1,481	38,462
Forest Oil Corp. (a)	3,088	125,064
Frontier Oil Corp.	1,606	58,234
FuelCell Energy, Inc. (a)	2,515	25,100
FX Energy, Inc. (a)	1,396	15,970
Giant Industries, Inc. (a)	555	14,263
Global Industries Ltd. (a)	4,992	46,925
Global Power Equipment Group, Inc. (a)	1,766	16,918
Grey Wolf, Inc. (a)	11,400	75,012
Gulf Island Fabrication, Inc.	418	9,806
Hanover Compressor Co. (a)	4,642	56,029
Harvest Natural Resources, Inc. (a)	2,247	26,717
Helmerich & Payne, Inc.	3,092	122,721
Holly Corp.	1,262	47,035
Hornbeck Offshore Services, Inc. (a)	317	7,944
The Houston Exploration Co. (a)	749	42,656
Hydril Co. (a)	1,002	58,527
Input/Output, Inc. (a)	3,882	25,039
KCS Energy, Inc. (a)	3,023	46,433
Key Energy Services, Inc. (a)	8,118	93,113
KFX, Inc. (a)	2,733	36,622
Lufkin Industries, Inc.	353	17,046
Magnum Hunter Resources, Inc. (a)	5,364	86,414
Matrix Service Co. (a)	895	3,893
McMoRan Exploration Co. (a)	991	19,919
Meridian Resource Corp. (a)	2,736	14,118
Mission Resources Corp. (a)	2,119	15,003
Newpark Resources (a)	5,117	30,139
Oceaneering International, Inc. (a)	1,523	57,113
Oil States International, Inc. (a)	1,807	37,134
Parker Drilling Co. (a)	4,924	28,313
Penn Virginia Corp.	1,132	51,959
Petroleum Development Corp. (a)	1,028	38,745
Plains Exploration & Production Co. (a)	4,771	166,508
Plug Power, Inc. (a)	2,529	16,691
Quicksilver Resources, Inc. (a)	1,832	89,273
Range Resources Corp.	4,198	98,065
Remington Oil & Gas Corp. (a)	1,328	41,859
Resource America, Inc.	776	27,195
RPC, Inc.	747	11,347
SEACOR Holdings, Inc. (a)	969	61,774
Spinnaker Exploration Co. (a)	1,530	54,361
St Mary Land & Exploration Co.	1,741	87,137
Stone Energy Corp. (a)	1,433	69,601
Superior Energy Services, Inc. (a)	3,292	56,622
Swift Energy Co. (a)	1,747	49,685
Syntroleum Corp. (a)	1,466	17,944
Tesoro Petroleum Corp. (a)	4,062	150,375
Tetra Technologies, Inc. (a)	1,375	39,105
Todco (a)	630	16,279
Transmontaigne, Inc. (a)	1,134	9,072
Unit Corp. (a)	2,330	105,246
Universal Compression Holdings, Inc. (a)	898	34,007
Veritas DGC, Inc. (a)	2,076	62,197
Vintage Petroleum, Inc.	3,175	99,885
W-H Energy Services, Inc. (a)	1,517	36,302
Whiting Petroleum Corp. (a)	1,638	66,798
		3,788,020

Financial - 21.9%
1st Source Corp.	615	13,118
21st Century Insurance Group	1,156	16,126
Aames Investment Corporation	1,920	15,744
ABC Bancorp	612	10,337
Abington Community Bancorp, Inc. (a)	410	5,285
Acadia Realty Trust	1,280	20,582
Accredited Home Lenders Holding Co. (a)	854	30,940
ACE Cash Express, Inc. (a)	471	10,715
Advance American Cash Advance Centers (a)	3,830	59,288
Advanta Corp.	1,026	23,598
Advent Software, Inc. (a)	1,423	25,870
Affiliated Managers Group, Inc. (a)	1,482	91,928
Affirmative Insurance Holdings, Inc.	500	7,375
Affordable Residential Communities	1,290	16,319
Alabama National Bancorporation	784	48,522
Alexander's, Inc. (a)	100	24,150
Alexandria Real Estate Equities, Inc.	1,172	75,453
Alfa Corp.	1,964	28,380
Amcore Financial, Inc.	1,540	43,505
American Campus Communities, Inc.	640	13,440
American Equity Investment Life Holding Co.	1,060	13,557
American Financial Realty Trust	6,547	95,783
American Home Mortgage Investment Corp.	2,093	59,944
American Physicians Capital, Inc. (a)	444	15,216
AmericanWest Bancorp (a)	533	10,271
AmerUs Group Co.	2,394	113,117
AMLI Residential Properties Trust	1,531	41,934
Anchor Bancorp Wisconsin, Inc.	1,028	28,897
Anthracite Capital, Inc.	3,221	35,882
Anworth Mortgage Asset Corp.	2,671	25,508
Apollo Investment Corp.	3,746	62,858
Arbor Realty Trust, Inc.	366	9,059
Archipelago Holdings, Inc. (a)	560	9,912
Ares Cap Corp.	588	9,643
Argonaut Group, Inc. (a)	1,402	29,750
Arrow Financial Corp.	452	12,308
Ashford Hospitality Trust, Inc.	1,046	10,669
Asset Acceptance Capital Corp. (a)	410	7,823
Associated Banc-Corp	445	13,897
Asta Funding, Inc.	485	10,267
Atlantic Coast Federal Corp.	300	3,738
Baldwin & Lyons, Inc.	418	10,843
BancFirst Corp.	167	11,526
Bancorp Inc. (a)	412	5,768
Bancorpsouth, Inc.	4,632	95,604
BancTrust Financial Group, Inc.	446	9,027
Bank Mutual Corp.	4,735	55,968
Bank of Granite Corp.	707	13,072
Bank of the Ozarks, Inc.	556	17,653
BankAtlantic Bancorp, Inc.	2,542	44,231
BankUnited Financial Corp. (a)	1,629	43,755
Banner Corp.	528	14,240
Bedford Property Investors, Inc.	756	16,503
Berkshire Hills Bancorp, Inc.	278	9,383
Beverly Hills Bancorp, Inc.	690	7,397
BFC Financial Corp. (a)	451	4,264
Bimini Mortgage Management, Inc.	820	11,357
BioMed Realty Trust, Inc.	1,890	38,934
The BISYS Group, Inc. (a)	7,306	114,558
BKF Capital Group, Inc.	320	12,803
Boston Private Financial Holdings, Inc.	1,656	39,330
Brandywine Realty Trust	2,877	81,707
Bristol West Holdings, Inc.	790	12,245
Brookline Bancorp, Inc.	3,532	52,627
Bryn Mawr Bank Corp.	368	7,515
Calamos Asset Management, Inc. (a)	1,210	32,573
Camden National Corp.	404	14,281
Capital Automotive REIT	1,985	65,743
Capital City Bank Group, Inc.	463	18,756
Capital Corp of the West	263	12,224
Capital Crossing Bank (a)	220	7,238
Capital Lease Funding, Inc.	1,182	13,061
Capital Southwest Corp.	143	11,311
Capital Trust Inc.	621	20,605
Capitol Bancorp Ltd.	531	16,063
Capstead Mortgage Corp.	776	6,635
CarrAmerica Realty Corp.	3,268	103,105
Carreker Corp. (a)	1,056	5,924
Cascade Bancorp	869	16,867
Cash America International, Inc.	1,750	38,378
Cathay General Bancorp, Inc.	2,634	82,971
CB Richard Ellis Group, Inc. (a)	1,540	53,885
CCC Information Services Group (a)	662	15,127
Cedar Shopping Centers, Inc.	859	12,232
Center Financial Corp.	503	8,868
Central Coast Bancorp (a)	585	9,810
Central Pacific Financial Corp.	1,701	57,239
Century Bancorp Inc.	182	5,218
Ceres Group, Inc. (a)	1,575	8,552
Charter Financial Corp.	207	6,908
CharterMac	2,662	57,233
Chemical Financial Corp.	1,522	49,473
Chittenden Corp.	2,792	72,787
Circle Group Holdings, Inc. (a)	1,049	755
Citizens Banking Corp.	2,613	76,718
Citizens First Bancorp, Inc.	445	9,941
Citizens, Inc. (a)	1,638	9,419
City Bank Lynnwood	403	13,033
City Holding Co.	873	25,784
Clifton Savings Bancorp, Inc.	718	8,042
CNA Surety Corp. (a)	813	11,057
Coastal Financial Corp.	735	11,054
CoBiz, Inc.	673	13,043
Cohen & Steers, Inc.	400	6,600
Collegiate Funding Svcs, Inc. (a)	440	6,855
Colonial Properties Trust	989	37,987
Columbia Bancorp	303	9,654
Columbia Banking System, Inc.	953	22,634
Commerce Group, Inc.	1,487	92,164
Commercial Capital Bancorp, Inc.	2,167	44,098
Commercial Federal Corp.	2,468	68,240
Commercial Net Lease Realty	3,147	58,062
Community Bank System, Inc.	1,636	37,481
Community Banks, Inc.	558	13,944
Community Trust Bancorp, Inc.	621	17,891
CompuCredit Corp. (a)	1,155	30,746
Corillian Corp. (a)	1,694	5,895
Cornerstone Realty Income Trust, Inc.	3,029	30,048
Corporate Office Properties Trust	2,224	58,892
Correctional Properties Trust	573	14,468
Corus Bankshares, Inc.	813	38,772
Cousins Properties, Inc.	2,186	56,552
Crawford & Co.	672	4,805
Credit Acceptance Corp. (a)	557	11,017
CRT Properties, Inc.	1,642	35,763
CVB Financial Corp.	2,780	50,429
Cybersource Corp. (a)	1,427	7,349
Danielson Holdings Corp. (a)	2,383	41,107
Delphi Financial Group	1,520	65,360
Digital Insight Corp. (a)	1,832	30,045
Digital Realty Trust, Inc.	1,050	15,089
Dime Community Bancshares	1,895	28,804
Direct General Corp.	827	16,987
Dollar Financial Corp. (a)	430	5,108
Donegal Group, Inc.	193	3,513
Downey Financial Corp.	1,193	73,405
East West Bancorp, Inc.	3,012	111,203
Eastgroup Properties, Inc.	1,094	41,244
ECC Capital Corp. (a)	3,310	19,860
Education Rlty Tr, Inc.	1,100	18,293
eFunds Corp. (a)	2,889	64,482
Electro Rent Corp. (a)	941	12,628
EMC Insurance Group, Inc.	116	2,211
Encore Capital Group, Inc. (a)	633	9,210
Enstar Group, Inc. (a)	166	9,960
Entertainment Properties Trust	1,549	64,175
Equity Inns, Inc.	3,043	33,564
Equity Lifestyle Properties, Inc.	973	34,298
Equity One, Inc.	2,054	42,292
eSpeed, Inc. - Class A (a)	1,258	11,574
Essex Property Trust, Inc.	1,385	95,704
Eurobancshares, Inc. (a)	420	7,102
Euronet Worldwide, Inc. (a)	1,175	33,546
Extra Space Storage, Inc.	1,070	14,445
Factset Research Systems, Inc.	1,879	62,026
Farmers Capital Bank Corp.	316	10,681
FBL Financial Group, Inc.	650	18,200
Federal Agricultural Mortgage Corp.	440	7,696
FelCor Lodging Trust, Inc. (a)	2,986	37,116
Fidelity Bankshares, Inc.	1,032	23,715
Fieldstone Invt Corp.	2,820	40,946
Financial Federal Corp.	901	31,868
Financial Institutions, Inc.	420	8,320
First Bancorp (North Carolina)	582	13,176
First Bancorp (Puerto Rico)	1,996	84,331
First Busey Corp.	691	13,371
First Cash Financial Services, Inc. (a)	613	12,977
First Charter Corp.	1,794	40,526
First Citizens BancShares, Inc.	317	46,402
First Commonwealth Financial Corp.	4,252	58,252
First Community Bancorp Inc.	679	30,080
First Community Bancshares, Inc.	524	14,709
First Financial Bancorp	2,141	39,073
First Financial Bankshares, Inc.	714	31,866
First Financial Corp.	706	20,862
First Financial Holdings, Inc.	657	18,251
First Indiana Corp.	617	14,931
First Industrial Realty Trust, Inc.	2,493	94,310
First Merchants Corp.	968	25,071
First Midwest Bancorp Inc.	2,831	91,951
First Niagara Financial Group, Inc.	5,075	67,041
First Oak Brook Bancshares, Inc.	350	10,252
The First of Long Island Corp.	178	7,533
First Place Financial Corp.	619	11,328
First Republic Bank/San Francisco CA	1,018	32,953
First State Bancorp.	798	13,546
FirstFed Financial Corp. (a)	1,046	53,356
Flagstar Bancorp, Inc.	1,932	37,771
Flushing Financial Corp.	883	16,071
FNB Corp. (Pennsylvania)	3,027	57,967
FNB Corp. (Virginia)	379	9,771
Fpic Insurance Group, Inc. (a)	419	13,471
Franklin Bank Corp. (a)	555	9,574
Frontier Financial Corp.	846	32,063
Gabelli Asset Management, Inc.	344	15,360
Gables Residential Trust	1,758	58,541
GATX Corp.	2,994	99,371
GB&T Bancshares, Inc.	515	11,155
German American Bancorp	483	7,487
Getty Realty Corp.	915	23,378
GFI Group, Inc. (a)	340	9,122
Glacier Bancorp, Inc.	1,509	46,025
Gladstone Capital Corp.	452	9,591
Glenborough Realty Trust, Inc.	1,664	31,816
Glimcher Realty Trust	2,154	51,050
Global Signal, Inc.	500	14,980
GMH Communities Trust	1,500	17,565
Gold Banc Corp., Inc.	2,423	33,995
Government Properties Trust, Inc.	1,008	10,040
Gramercy Cap Corp.	500	9,750
Great American Financial Resources, Inc.	379	6,420
Great Southern Bancorp, Inc.	542	17,599
Greater Bay Bancorp	3,142	76,696
Greenhill & Co, Inc.	262	9,380
Hancock Holding Co.	1,672	54,340
Hanmi Financial Corp.	1,776	29,393
Harbor Florida Bancshares, Inc.	1,266	43,171
Harleysville Group, Inc.	675	13,406
Harleysville National Corp.	1,617	34,361
Harris & Harris Group, Inc. (a)	649	7,814
Healthcare Realty Trust, Inc.	2,868	104,510
HealthExtras, Inc. (a)	867	14,436
Heartland Financial USA, Inc.	480	9,533
Heritage Property Investment Trust	1,638	48,616
Highland Hospitality Corp.	1,806	18,692
Highwoods Properties, Inc.	3,211	86,119
Hilb Rogal & Hobbs Co.	1,878	67,232
Home Federal Bancorp, Inc. (a)	360	4,374
Home Properties, Inc.	1,979	76,785
Homebanc Corp Ga	1,870	16,531
Homestore, Inc. (a)	4,973	11,040
Horace Mann Educators Corp.	2,591	45,964
Horizon Financial Corp.	544	10,216
Huron Consulting Group, Inc. (a)	300	6,213
Hypercom Corp. (a)	2,662	12,591
IBERIABANK Corp.	327	18,397
IMPAC Mortgage Holdings, Inc.	4,523	86,751
Independence Holding Co.	239	4,309
Independent Bank Corp. (Massachusetts)	767	22,243
Independent Bank Corp. (Michigan)	1,133	32,596
Infinity Property & Casualty Corp.	1,249	39,044
Innkeepers USA Trust	1,997	25,781
Integra Bank Corp.	799	17,690
Interactive Data Corp. (a)	2,220	46,065
Interchange Financial Services Corp.	864	14,904
International Bancshares Corp.	34	1,179
Intersections, Inc. (a)	370	5,384
Investment Technology Group, Inc. (a)	2,619	45,833
Investors Real Estate Trust	2,478	23,120
iPayment, Inc. (a)	548	23,126
Irwin Financial Corp.	914	21,040
Itla Capital Corp. (a)	279	13,939
John H Harland Co.	1,701	58,446
Jones Lang LaSalle, Inc. (a)	1,925	89,801
Kansas City Life Insurance Co.	192	9,362
Kearny Financial Corp. (a)	1,260	14,011
K-Fed Bancorp	297	3,751
Kilroy Realty Corp.	1,713	70,079
Kite Realty Group Trust	900	12,960
KNBT Bancorp, Inc.	1,845	28,228
Knight Trading Group, Inc. (a)	7,059	68,049
Kramont Realty Trust	1,446	33,836
Kronos, Inc. (a)	1,832	93,634
La Quinta Corp. (a)	11,320	96,220
LaBranche & Co, Inc. (a)	3,112	28,942
Ladenburg Thalman Financial Services, Inc. (a)	301	205
Lakeland Bancorp, Inc.	687	10,697
Lakeland Financial Corp.	304	11,689
LandAmerica Financial Group, Inc.	988	49,430
LaSalle Hotel Properties	1,697	49,298
Lexington Corporate Properties Trust	2,904	63,714
LTC Properties, Inc.	770	13,359
Luminent Mortgage Capital, Inc.	2,165	23,772
Macatawa Bank Corp.	460	15,445
MAF Bancorp, Inc.	1,684	69,953
Maguire Properties, Inc.	2,033	48,548
Main Street Banks, Inc.	709	18,774
MainSource Financial Group, Inc.	510	11,210
Marketaxess Holdings, Inc. (a)	260	2,904
Marlin Business Services, Inc. (a)	310	6,318
MB Financial Corp.	1,161	44,466
MBT Financial Corp.	754	14,228
MCG Capital Corp.	2,010	30,924
McGrath RentCorp	1,006	23,520
Mercantile Bank Corp.	375	15,330
Meristar Hospitality Corp. (a)	5,281	36,967
Metris Cos., Inc. (a)	1,945	22,543
MFA Mortgage Investments, Inc.	4,841	36,840
Mid-America Apartment Communities, Inc.	930	33,945
Mid-State Bancshares	1,442	38,357
The Midland Co.	474	14,936
Midwest Banc Holdings, Inc.	563	11,209
Mission West Properties	927	9,826
MortgageIT Holdings, Inc.	760	12,122
Nara Bancorp, Inc.	960	13,488
NASB Financial, Inc.	161	6,376
National Financial Partners Corp.	2,043	81,311
National Health Investors, Inc.	1,383	35,930
National Interstate Corp. (a)	260	4,368
National Penn Bancshares, Inc.	2,117	52,015
National Western Life Insurance Co. (a)	114	19,487
Nationwide Health Properties, Inc.	4,032	81,487
Navigators Group, Inc. (a)	447	14,816
NBC Capital Corp.	361	8,729
NBT Bancorp, Inc.	1,998	44,775
NCO Group, Inc. (a)	1,622	31,710
NDCHealth Corp. (a)	2,171	34,693
Nelnet, Inc. (a)	423	13,464
NetBank, Inc.	2,800	23,744
New Century Financial Corp.	2,333	109,231
Newcastle Investment Corp.	2,164	64,054
NGP Capital Resources Co. (a)	840	13,507
Northwest Bancorp, Inc.	1,154	24,707
Novastar Financial, Inc.	1,595	57,436
NYMAGIC, Inc.	172	4,076
Oak Hill Financial, Inc.	107	3,602
OceanFirst Financial Corp.	488	11,209
Ocwen Financial Corp. (a)	2,078	16,769
Ohio Casualty Corp. (a)	3,693	84,865
Old National Bancorp	4,195	85,159
Old Second Bancorp, Inc.	700	21,122
Omega Financial Corp.	599	17,841
Omega Healthcare Investors, Inc.	2,830	31,073
Optionsxpress Holdings, Inc. (a)	1,190	19,266
Oriental Financial Group	973	22,788
Origen Financial, Inc.	430	2,971
Pacific Capital Bancorp	2,772	82,550
Park National Corp.	850	95,625
Parkway Properties Inc.	574	26,806
Partners Trust Financial Group, Inc.	1,686	17,872
Peapack Gladstone Financial Corp.	381	10,287
Pennfed Financial Services, Inc.	474	7,034
Pennrock Financial Services Corp.	400	13,968
Pennsylvania Real Estate Investment Trust	1,880	75,802
Peoples Bancorp Inc.	555	14,929
The Peoples Holding Co.	428	13,311
PFF Bancorp, Inc.	970	26,772
Philadelphia Consolidated Holding Co. (a)	1,031	79,933
The Phoenix Cos., Inc.	5,691	72,731
Pico Holdings, Inc. (a)	417	10,804
Piper Jaffray Cos., Inc. (a)	1,206	44,128
Placer Sierra Bancshares	300	6,891
PMA Capital Corp. (a)	1,411	11,288
Portal Software, Inc. (a)	1,684	4,075
Portfolio Recovery Associates, Inc. (a)	633	21,541
Post Properties, Inc.	2,407	74,713
Prentiss Properties Trust	2,683	91,651
Presidential Life Corp.	1,112	18,103
PRG-Schultz International, Inc. (a)	2,142	10,731
PrivateBancorp, Inc.	857	26,918
ProAssurance Corp. (a)	1,587	62,687
Prosperity Bancshares, Inc.	1,004	26,596
Provident Bancorp, Inc.	2,789	34,137
Provident Bankshares Corp.	1,958	64,536
Provident Financial Holdings	262	7,792
Provident Financial Services, Inc.	4,532	77,497
PS Business Parks, Inc.	822	33,127
QC Holdings, Inc. (a)	260	3,908
RAIT Investment Trust	1,553	41,651
Ramco-Gershenson Properties Trust	745	20,227
Realty Income Corp.	4,818	110,236
Redwood Trust, Inc.	1,055	53,995
Republic Bancorp Inc. (Kentucky)	446	9,913
Republic Bancorp Inc. (Michigan)	4,267	57,775
Rewards Network, Inc. (a)	834	3,469
R-G Financial Corp.	1,682	52,428
Riggs National Corp.	830	15,845
RLI Corp.	1,350	55,958
Royal Bancshares of Pennsylvania, Inc.	228	5,178
S & T Bancorp, Inc.	1,447	51,224
S1 Corp. (a)	4,234	29,384
Safety Insurance Group, Inc.	524	16,223
Sanders Morris Harris Group, Inc.	623	11,264
Sandy Spring Bancorp, Inc.	758	24,499
Santander BanCorp	275	7,241
Saul Centers, Inc.	583	18,656
Saxon Capital Inc.	2,990	51,428
SCBT Financial Corp.	423	12,703
Seacoast Banking Corp of Florida	604	11,887
Security Bank Corp.	244	10,050
Selective Insurance Group, Inc.	1,698	78,499
Senior Housing Properties Trust	3,231	53,893
Signature Bank (a)	292	7,741
Silicon Valley Bancshares (a)	2,135	94,068
Simmons First National Corp.	766	19,012
Smithtown Bancorp, Inc.	272	7,621
Sotheby's Holdings (a)	2,815	47,742
Southern Community Financial Corp.	777	7,304
Southside Bancshares, Inc.	510	10,635
Southwest Bancorp Inc.	559	10,314
Southwest Bancorp of Texas, Inc.	4,194	76,960
Sovran Self Storage, Inc.	957	37,926
Spirit Finance Corp. (a)	3,900	42,354
State Auto Financial Corp.	703	18,714
State Bancorp Inc.	422	10,976
State Financial Services Corp.	300	11,085
Sterling Bancorp	843	20,460
Sterling Bancshares, Inc.	2,737	38,865
Sterling Financial Corp. (Pennsylvania)	1,312	34,138
Sterling Financial Corp. (Washington) (a)	1,370	48,909
Stewart Information Services Corp.	1,049	39,358
Stifel Financial Corp. (a)	377	8,219
Strategic Hotel Capital, Inc.	1,070	15,729
Suffolk Bancorp	569	18,794
Sun Bancorp Inc. (a)	416	9,520
Sun Communities, Inc.	842	30,144
Sunstone Hotel Investors Inc.	1,330	28,529
Susquehanna Bancshares, Inc.	2,815	68,630
SWS Group, Inc.	788	12,632
SY Bancorp, Inc.	617	13,574
Tanger Factory Outlet Centers, Inc.	1,420	31,240
Taubman Centers, Inc.	2,996	83,109
Taylor Capital Group, Inc.	203	6,628
Texas Capital Bancshares, Inc. (a)	1,313	27,573
Texas Regional Bancshares, Inc.	2,503	75,365
TierOne Corp.	1,015	23,853
TNS, Inc. (a)	232	4,164
Tompkins Trustco, Inc.	415	17,658
Tower Group, Inc.	780	10,405
The Town & Country Trust	910	24,070
TradeStation Group, Inc. (a)	980	5,919
Triad Guaranty, Inc. (a)	487	25,621
Trico Bancshares	585	12,256
Trustco Bank Corp.	4,526	52,004
Trustmark Corp.	2,837	82,273
Trustreet Properties, Inc.	1,178	18,129
U-Store-It Trust	1,560	27,144
UICI	2,331	56,527
UMB Financial Corp.	788	44,853
Umpqua Holdings Corp.	2,694	62,905
Union Bankshares Corp.	399	12,776
United America Indemnity, Ltd. (a)	388	7,310
United Bankshares, Inc.	2,286	75,758
United Community Banks, Inc.	1,735	41,172
United Community Financial Corp.	1,410	15,637
United Fire & Casualty Co.	752	25,440
United PanAm Financial Corp. (a)	241	4,914
United Rentals, Inc. (a)	2,612	52,789
Universal American Financial Corp. (a)	1,381	23,891
Universal Health Realty Income Trust	613	17,317
Univest Corporation of Pennsylvania	396	15,765
Unizan Financial Corp.	1,306	33,956
Urstadt Biddle Properties, Inc.	1,098	16,745
USB Holding Co., Inc.	601	13,336
USI Holdings Corp. (a)	1,841	21,687
Value Line, Inc.	71	2,769
Vesta Insurance Group, Inc. (a)	1,884	6,688
Virginia Commerce Bancorp, Inc. (a)	320	8,653
Virginia Financial Group, Inc.	374	12,303
Washington Real Estate Investment Trust	2,511	72,191
Washington Trust Bancorp, Inc.	691	18,989
WesBanco, Inc.	1,141	31,389
West Bancorporation, Inc.	880	14,995
West Coast Bancorp	785	18,683
Westamerica Bancorporation	1,938	100,330
Western Sierra Bancorp (a)	334	11,399
Westfield Financial, Inc.	255	6,375
Wilshire Bancorp, Inc.	736	9,597
Winston Hotels, Inc.	1,211	14,169
Wintrust Financial Corp.	1,307	61,547
World Acceptance Corp. (a)	841	21,462
Wright Express Corp. (a)	2,330	39,843
WSFS Financial Corp.	314	16,504
Yardville National Bancorp	439	14,320
Zenith National Insurance Corp.	556	28,834
Ziprealty, Inc. (a)	240	3,382
		14,328,799
Health Care - 10.5%
Abaxis, Inc. (a)	912	8,071
Abgenix, Inc. (a)	4,914	34,398
Abiomed, Inc. (a)	796	8,422
Able Laboratories, Inc. (a)	889	20,856
Accelrys, Inc. (a)	1,272	7,543
Adeza Biomedical Corp. (a)	220	2,680
Adolor Corp. (a)	2,027	20,148
Advanced Medical Optics, Inc. (a)	2,210	80,024
Advanced Neuromodulation Systems, Inc. (a)	1,049	28,124
Advancis Pharmaceutical Corp. (a)	493	1,824
Aksys Ltd. (a)	420	1,331
Albany Molecular Research, Inc. (a)	1,213	12,470
Alexion Pharmaceuticals, Inc. (a)	1,637	35,466
Align Technology, Inc. (a)	3,118	19,456
Alkermes, Inc. (a)	5,522	57,318
Alliance Imaging, Inc. (a)	656	6,265
Allscripts Healthcare Solutions, Inc. (a)	1,429	20,435
Alpharma, Inc.	2,371	29,211
Amedisys, Inc. (a)	769	23,262
America Service Group, Inc. (a)	555	12,282
American Healthways, Inc. (a)	1,730	57,125
American Medical Systems Holdings, Inc. (a)	3,096	53,189
AMERIGROUP Corp. (a)	3,004	109,826
Amsurg Corp. (a)	1,829	46,274
Analogic Corp.	598	25,863
Animas Corp. (a)	222	4,487
Antigenics, Inc. (a)	1,325	8,877
Applera Corp - Celera Genomics Group (a)	4,420	45,305
Apria Healthcare Group, Inc. (a)	3,016	96,814
Ariad Pharmaceuticals, Inc. (a)	2,731	15,294
Array Biopharma, Inc. (a)	1,247	8,741
Arrow International, Inc.	1,180	40,533
Arthrocare Corp. (a)	1,300	37,050
Aspect Medical Systems, Inc. (a)	641	13,839
Atherogenics, Inc. (a)	2,233	29,230
Avant Immunotherapeutics, Inc. (a)	3,880	6,324
Axonyx, Inc. (a)	2,676	3,291
Barrier Therapeutics, Inc. (a)	342	5,298
Bentley Pharmaceuticals, Inc. (a)	802	5,903
Beverly Enterprises, Inc. (a)	6,611	81,844
BioCryst Pharmaceuticals, Inc. (a)	854	3,937
Bioenvision, Inc. (a)	1,013	5,825
Biolase Technology, Inc.	1,123	9,545
BioMarin Pharmaceuticals, Inc. (a)	3,362	17,314
Bio-Rad Laboratories, Inc. (a)	1,008	49,100
Bio-Reference Labs, Inc. (a)	402	5,596
Biosite, Inc. (a)	676	35,172
Bone Care International, Inc. (a)	817	21,193
Bradley Pharmaceuticals, Inc. (a)	706	6,749
Bruker BioSciences Corp. (a)	1,117	3,932
CancerVax Corp. (a)	863	5,687
Candela Corp. (a)	1,004	8,956
Caraco Pharmaceutical Laboratories Ltd. (a)	474	3,877
Cardiac Science, Inc. (a)	3,587	4,125
Cardiodynamics International Corp. (a)	1,880	5,490
Cell Genesys, Inc. (a)	2,333	10,568
Cell Therapeutics, Inc. (a)	3,740	13,427
Centene Corp. (a)	2,466	73,955
Cepheid, Inc. (a)	2,178	21,061
Cerner Corp. (a)	1,705	89,530
Chattem, Inc. (a)	1,044	46,427
Ciphergen Biosystems, Inc. (a)	1,209	3,349
Closure Medical Corp. (a)	359	9,585
Computer Programs & Systems, Inc.	337	9,463
Conceptus, Inc. (a)	1,332	10,390
Conmed Corp. (a)	1,822	54,879
Connetics Corp. (a)	1,881	47,570
Conor Medsystems, Inc. (a)	460	7,493
Corcept Therapeutics, Inc. (a)	235	1,067
Corgentech, Inc. (a)	322	747
Corixa Corp. (a)	2,908	8,928
Corvel Corp. (a)	331	7,057
CTI Molecular Imaging, Inc. (a)	1,905	38,614
Cubist Pharmaceuticals, Inc. (a)	2,501	26,561
CuraGen Corp. (a)	2,249	9,356
Curis, Inc. (a)	2,164	7,747
CV Therapeutics, Inc. (a)	1,894	38,562
Cyberonics, Inc. (a)	905	39,974
Cypress Bioscience, Inc. (a)	1,534	14,021
Cytogen Corp. (a)	810	4,690
Cytokinetics, Inc. (a)	395	2,591
Datascope Corp.	609	18,623
deCODE genetics, Inc. (a)	2,508	14,296
Dendreon Corp. (a)	3,507	19,113
Depomed, Inc. (a)	1,101	4,338
Diagnostic Products Corp.	1,382	66,751
Digene Corp. (a)	733	15,210
Discovery Laboratories, Inc. (a)	2,441	13,743
Diversa Corp. (a)	1,234	6,145
DJ Orthopedics, Inc. (a)	933	23,372
Dov Pharmaceutical, Inc. (a)	629	8,605
Durect Corp. (a)	1,585	5,769
Dusa Pharmaceuticals, Inc. (a)	782	6,827
Dyax Corp. (a)	1,367	4,402
Dynavax Technologies Corp. (a)	325	1,518
Eclipsys Corp. (a)	2,196	33,994
Encore Medical Corp. (a)	1,606	8,640
Encysive Pharmaceuticals, Inc. (a)	3,387	34,615
Enzo Biochem, Inc. (a)	1,563	22,538
Enzon Pharmaceuticals, Inc. (a)	2,630	26,800
Epix Medical, Inc. (a)	1,190	8,330
eResearch Technology, Inc. (a)	2,532	29,827
Exactech, Inc. (a)	318	5,396
Exelixis, Inc. (a)	3,769	25,554
E-Z-Em-Inc. (a)	344	4,100
First Horizon Pharmaceutical Corp. (a)	1,631	27,531
Foxhollow Technologies, Inc. (a)	240	6,768
Genaera Corp. (a)	2,738	6,243
Genelabs Technologies, Inc. (a)	4,597	2,758
Genencor International, Inc. (a)	390	7,500
Genesis HealthCare Corp. (a)	1,206	51,725
Genta, Inc. (a)	3,167	3,579
Gentiva Health Services, Inc. (a)	1,530	24,755
Geron Corp. (a)	2,355	14,389
GTx, Inc. (a)	283	2,575
Guilford Pharmaceuticals, Inc. (a)	1,773	4,078
Haemonetics Corp. (a)	1,189	50,128
Hanger Orthopedic Group, Inc. (a)	1,118	6,652
Healthcare Services Group, Inc.	776	18,818
Hollis-Eden Pharmaceuticals (a)	718	5,058
Hologic, Inc. (a)	1,065	33,947
Hooper Holmes, Inc.	2,990	11,422
Human Genome Sciences, Inc. (a)	7,806	71,971
ICU Medical, Inc. (a)	551	19,560
Idenix Pharmaceuticals, Inc. (a)	300	5,955
IDX Systems Corp. (a)	1,263	43,864
I-Flow Corp. (a)	947	14,991
Illumina, Inc. (a)	1,519	12,274
Immucor, Inc. (a)	2,705	81,664
Immunicon Corp. (a)	315	1,855
Immunogen, Inc. (a)	1,912	10,000
Immunomedics, Inc. (a)	2,173	5,280
Impax Laboratories, Inc. (a)	2,940	47,040
Incyte Corp. (a)	4,148	28,331
Indevus Pharmaceuticals, Inc. (a)	2,160	6,005
Inkine Pharmaceutical Co. (a)	2,542	7,880
Inspire Pharmaceuticals, Inc. (a)	2,449	19,984
Integra LifeSciences Holdings Corp. (a)	1,229	43,285
InterMune, Inc. (a)	1,499	16,489
Intralase Corp. (a)	400	6,696
Intuitive Surgical, Inc. (a)	2,000	90,940
Invacare Corp.	1,585	70,739
Inverness Medical Innovations, Inc. (a)	701	16,474
Isis Pharmaceuticals, Inc. (a)	2,707	10,476
Isolagen, Inc. (a)	1,155	7,265
Ista Pharmaceuticals, Inc. (a)	385	3,804
IVAX Diagnostics, Inc. (a)	351	1,422
Kensey Nash Corp. (a)	497	13,459
Keryx Biopharmaceuticals, Inc. (a)	1,130	15,097
Kindred Healthcare, Inc. (a)	1,596	56,020
Kos Pharmaceuticals, Inc. (a)	623	25,967
Kosan Biosciences, Inc. (a)	1,103	4,522
KV Pharmaceutical Co. (a)	2,175	50,460
Kyphon, Inc. (a)	1,415	35,616
LabOne, Inc. (a)	890	30,687
Landauer, Inc.	465	22,106
Lannett Co, Inc. (a)	361	2,274
Laserscope (a)	944	29,963
LCA-Vision, Inc.	805	26,806
Lexicon Genetics, Inc. (a)	3,928	20,072
Lifecell Corp. (a)	1,484	13,208
LifePoint Hospitals, Inc. (a)	2,306	101,095
Ligand Pharmaceuticals, Inc. (a)	4,458	25,544
Luminex Corp. (a)	1,401	10,550
Magellan Health Services, Inc. (a)	1,646	56,046
Mannkind Corp. (a)	630	8,965
Marshall Edwards, Inc. (a)	375	3,128
Matria Healthcare, Inc. (a)	807	24,783
Maxim Pharmaceuticals, Inc. (a)	1,479	2,603
Maxygen, Inc. (a)	1,176	10,090
Medarex, Inc. (a)	4,871	34,730
Medcath Corp. (a)	315	9,229
Medical Action Industries, Inc. (a)	426	8,051
Medicines Co. (a)	2,881	65,283
Mentor Corp.	2,686	86,221
Merit Medical Systems, Inc. (a)	1,224	14,676
Micro Therapeutics, Inc. (a)	612	2,362
Microtek Medical Holdings, Inc. (a)	2,243	8,030
Microvision, Inc. (a)	973	5,673
Molecular Devices Corp. (a)	658	12,502
Molina Healthcare, Inc. (a)	541	24,935
Momenta Pharmaceuticals, Inc. (a)	320	2,710
Myogen, Inc. (a)	729	5,752
Myriad Genetics, Inc. (a)	1,828	33,617
Nabi Biopharmaceuticals (a)	3,496	43,630
Nanogen, Inc. (a)	1,777	6,184
National Healthcare Corp.	351	12,008
NeighborCare, Inc. (a)	2,262	66,164
Neopharm, Inc. (a)	899	6,985
Neose Technologies, Inc. (a)	1,079	2,784
Neurogen Corp. (a)	1,305	9,239
NitroMed, Inc. (a)	514	8,897
Northfield Laboratories, Inc. (a)	993	11,171
Noven Pharmaceuticals, Inc. (a)	1,221	20,708
NPS Pharmaceuticals, Inc. (a)	2,274	28,698
NuVasive, Inc. (a)	339	4,380
Nuvelo, Inc. (a)	1,479	9,614
OCA, Inc. (a)	2,206	9,375
Occulogix, Inc. (a)	490	4,126
Odyssey HealthCare, Inc. (a)	2,182	25,660
Omnicell, Inc. (a)	1,136	8,191
Onyx Pharmaceuticals, Inc. (a)	2,100	65,835
Option Care, Inc.	691	14,228
OraSure Technologies, Inc. (a)	2,073	15,257
Orthologic Corp. (a)	1,803	9,123
Orthovita, Inc. (a)	2,119	7,205
Oscient Pharmaceuticals Corp. (a)	3,170	7,418
Owens & Minor, Inc.	2,401	65,187
Pain Therapeutics, Inc. (a)	1,346	6,838
Palatin Technologies, Inc. (a)	2,751	6,437
Palomar Medical Technologies, Inc. (a)	627	16,910
Par Pharmaceutical Cos., Inc. (a)	2,088	69,823
Parexel International Corp. (a)	1,613	37,906
Pediatrix Medical Group, Inc. (a)	1,279	87,727
Penwest Pharmaceuticals Co. (a)	867	10,716
Peregrine Pharmaceuticals, Inc. (a)	6,566	9,652
Perrigo Co.	3,806	72,885
Per-Se Technologies, Inc. (a)	1,184	18,174
Pharmacyclics, Inc. (a)	1,024	8,223
Pharmion Corp. (a)	942	27,318
Pharmos Corp. (a)	4,593	2,894
Phase Forward, Inc. (a)	290	1,894
PolyMedica Corp.	1,592	50,562
Possis Medical, Inc. (a)	838	7,014
Pozen, Inc. (a)	1,252	6,523
Pra International (a)	430	11,580
Praecis Pharmaceuticals, Inc. (a)	2,733	2,870
Priority Healthcare Corp. (a)	1,734	37,506
Progenics Pharmaceuticals, Inc. (a)	614	10,321
Province Healthcare Co. (a)	2,967	71,475
Proxymed, Inc. (a)	313	2,720
PSS World Medical, Inc. (a)	4,141	47,083
Psychiatric Solutions, Inc. (a)	518	23,828
Quality Systems, Inc. (a)	352	14,904
Quidel Corp. (a)	1,650	6,451
Radiation Therapy Services, Inc. (a)	290	5,504
Regeneration Technologies, Inc. (a)	1,212	12,496
Regeneron Pharmaceuticals, Inc. (a)	1,982	10,128
RehabCare Group, Inc. (a)	846	24,289
Renovis, Inc. (a)	311	2,510
Res-Care, Inc. (a)	910	11,384
Rigel Pharmaceuticals, Inc. (a)	522	8,373
Salix Pharmaceuticals, Ltd. (a)	2,229	36,756
Santarus, Inc. (a)	362	1,759
Sciclone Pharmaceuticals, Inc. (a)	2,328	6,612
Seattle Genetics, Inc. (a)	1,630	8,378
Serologicals Corp. (a)	1,814	44,334
SFBC International, Inc. (a)	651	22,941
Sierra Health Services (a)	1,401	89,440
Sonic Innovations, Inc. (a)	962	5,368
SonoSite, Inc. (a)	769	19,979
Specialty Laboratories, Inc. (a)	417	3,982
Stereotaxis, Inc. (a)	290	2,247
Steris Corp. (a)	4,376	110,494
Sunrise Senior Living, Inc. (a)	848	41,213
SuperGen, Inc. (a)	2,313	11,241
SurModics, Inc. (a)	741	23,645
Sybron Dental Specialties, Inc. (a)	2,363	84,832
Symbion, Inc. (a)	432	9,232
Symmetry Medical, Inc. (a)	460	8,749
Tanox, Inc. (a)	1,239	11,894
Techne Corp. (a)	2,476	99,486
Telik, Inc. (a)	2,652	39,992
Tercica, Inc. (a)	297	2,266
Thermogenesis Corp. (a)	2,330	11,650
Third Wave Technologies, Inc. (a)	1,466	8,444
Thoratec Corp. (a)	2,636	32,212
Threshold Pharmaceutical, Inc. (a)	310	1,857
Transkaryotic Therapies, Inc. (a)	1,790	44,687
Trimeris, Inc. (a)	815	9,177
TriPath Imaging, Inc. (a)	1,436	10,109
United Surgical Partners International, Inc. (a)	1,678	76,802
United Therapeutics Corp. (a)	987	45,101
Urologix, Inc. (a)	734	3,369
Valeant Pharmaceuticals International	4,875	109,785
Ventana Medical Systems Inc. (a)	1,428	53,493
Vertex Pharmaceuticals, Inc. (a)	4,815	45,068
Viacell, Inc. (a)	440	3,318
Viasys Healthcare, Inc. (a)	1,878	35,832
Vicuron Pharmaceuticals, Inc. (a)	3,077	48,494
Vion Pharmaceuticals, Inc. (a)	2,891	8,239
VistaCare, Inc. (a)	470	9,621
Visx, Inc. (a)	3,014	70,648
Vital Signs, Inc.	293	11,688
Vnus Medical Technologies, Inc. (a)	280	3,242
WellCare Health Plans, Inc. (a)	470	14,316
West Pharmaceutical Services, Inc.	1,848	44,167
Wilson Greatbatch Technologies, Inc. (a)	1,316	24,004
Wright Medical Group, Inc. (a)	1,617	38,808
Young Innovations, Inc.	245	8,979
Zila, Inc. (a)	2,368	9,567
Zoll Medical Corp. (a)	480	10,814
Zymogenetics, Inc. (a)	1,013	15,458
		6,843,085
Materials - 10.1%
AAON, Inc. (a)	455	7,489
Aceto Corp.	1,249	9,268
Acuity Brands, Inc.	2,544	68,688
Airgas, Inc.	3,652	87,246
AK Steel Holding Corp. (a)	6,457	71,414
Albany International Corp.	1,599	49,377
Albemarle Corp.	1,943	70,647
Aleris International, Inc. (a)	712	17,764
Alico, Inc. (a)	187	9,855
Allegheny Technologies, Inc.	5,865	141,405
AMCOL International Corp.	1,295	24,294
American Vanguard Corp.	261	11,711
Ameron International Corp.	429	15,444
Anchor Glass Container Corp. (a)	514	1,151
Apogee Enterprises, Inc.	1,434	20,478
Aptargroup, Inc.	2,239	116,383
Arch Chemicals, Inc.	1,385	39,431
Armor Holdings, Inc. (a)	1,771	65,686
Avatar Holdings, Inc. (a)	240	11,244
Barnes Group, Inc.	780	21,193
Beacon Roofing Supply, Inc. (a)	710	15,538
Bluegreen Corp. (a)	849	10,910
Bluelinx Holdings, Inc. (a)	550	7,431
Brady Corp.	2,260	73,111
Brookfield Homes Corp.	779	32,882
Brush Engineered Materials, Inc. (a)	876	16,670
Buckeye Technologies, Inc. (a)	1,534	16,567
Building Material Holding Corp.	700	31,136
Cabot Microelectronics Corp. (a)	1,476	46,317
Calgon Carbon Corp.	1,770	15,116
Cambrex Corp.	1,574	33,526
Caraustar Industries, Inc. (a)	1,755	22,640
Carpenter Technology	1,451	86,204
Century Aluminum Co. (a)	1,138	34,436
Ceradyne, Inc. (a)	1,249	27,940
Chesapeake Corp.	1,179	24,783
CIRCOR International, Inc.	801	19,745
CLARCOR, Inc.	1,565	81,317
Cleveland-Cliffs, Inc.	1,118	81,469
Coeur d'Alene Mines Corp. (a)	14,032	51,497
Comfort Systems USA, Inc. (a)	2,008	15,562
Commercial Metals Co.	3,552	120,377
Compass Minerals International, Inc.	788	20,055
CompX International, Inc.	177	3,005
Consolidated-Tomoka Land Co.	294	16,826
Corn Products International, Inc.	4,368	113,524
Crompton Corp.	6,943	101,368
Crown Holdings, Inc. (a)	9,625	149,765
Cytec Industries, Inc.	2,341	126,999
Delta & Pine Land Co.	2,274	61,398
Deltic Timber Corp.	517	20,215
DHB Industries, Inc. (a)	1,386	12,197
Drew Industries, Inc. (a)	373	14,043
Dycom Industries, Inc. (a)	2,953	67,889
Eagle Materials, Inc.	1,083	87,658
ElkCorp	1,229	47,267
EMCOR Group, Inc. (a)	790	36,988
Encore Wire Corp. (a)	828	8,446
Energy Conversion Devices, Inc. (a)	1,222	27,776
Enersys Inc. (a)	660	8,646
Ennis, Inc.	856	14,484
Exide Technologies (a)	1,221	15,751
Ferro Corp.	2,528	47,577
First Acceptance Corp. (a)	1,068	11,321
FMC Corp. (a)	2,219	118,606
Georgia Gulf Corp.	1,738	79,913
Gibraltar Industries, Inc.	1,447	31,747
Glatfelter	1,497	22,081
Gold Kist, Inc. (a)	710	11,289
GrafTech International Ltd. (a)	5,869	33,395
Granite Construction, Inc.	2,038	53,538
Graphic Packaging Corp. (a)	4,022	17,737
Great Lakes Chemical Corp.	3,090	99,251
Greif, Inc.	680	47,382
Griffon Corp. (a)	1,485	31,794
HB Fuller Co.	1,738	50,402
Hecla Mining Co. (a)	7,007	38,398
Hercules, Inc. (a)	6,713	97,271
Hexcel Corp. (a)	1,090	16,906
Housevalues, Inc. (a)	370	4,655
Infrasource Services, Inc. (a)	450	5,400
Insituform Technologies, Inc. (a)	1,625	23,579
Integrated Electrical Services, Inc. (a)	1,717	4,739
Interface, Inc. (a)	2,681	18,284
Interline Brands, Inc. (a)	720	13,759
Jacuzzi Brands, Inc. (a)	4,626	45,150
Kaydon Corp.	1,723	54,102
Kronos Worldwide, Inc.	164	6,983
Layne Christensen Co. (a)	515	8,894
Lennox International, Inc.	2,663	58,373
Lone Star Technologies, Inc. (a)	1,802	71,053
Longview Fibre Co.	3,058	57,368
LSI Industries, Inc.	1,031	11,578
MacDermid, Inc.	1,620	52,650
Maverick Tube Corp. (a)	2,631	85,534
Medis Technologies Ltd. (a)	679	9,737
Metal Management, Inc.	920	23,626
Metals USA, Inc. (a)	1,054	20,648
MGP Ingredients, Inc.	412	3,436
Minerals Technologies, Inc.	1,123	73,871
Mobile Mini, Inc. (a)	750	30,307
Mosaic Co. (a)	6,899	117,697
Mueller Industries, Inc.	2,117	59,594
Myers Industries, Inc.	1,273	17,962
NCI Building Systems, Inc. (a)	1,017	39,256
NewMarket Corp. (a)	717	13,336
NL Industries (a)	412	9,517
NN, Inc.	873	10,755
NS Group, Inc. (a)	1,177	36,970
Nuco2, Inc. (a)	329	8,653
Octel Corp.	650	12,044
Olin Corp.	4,208	93,838
OM Group, Inc. (a)	1,701	51,744
Omnova Solutions, Inc. (a)	2,099	11,272
Oregon Steel Mills, Inc. (a)	2,046	47,058
Penn Engineering & Manufacturing Corp.	561	10,126
Perini Corp. (a)	336	4,633
PolyOne Corp. (a)	5,553	49,311
Pope & Talbot, Inc.	823	14,468
Potlatch Corp.	1,779	83,738
Quaker Chemical Corp.	430	8,832
Quanex Corp.	1,437	76,621
Quanta Services, Inc. (a)	4,332	33,053
Reading International, Inc. (a)	753	5,309
Reliance Steel & Aluminum Co.	1,722	68,897
Rock-Tenn Co.	1,526	20,296
Rogers Corp. (a)	865	34,600
Royal Gold, Inc.	857	15,709
RTI International Metals, Inc. (a)	1,307	30,584
Ryerson Tull, Inc.	1,228	15,559
Schnitzer Steel Industries, Inc.	1,024	34,540
Schulman A, Inc.	1,815	31,617
The Shaw Group Inc. (a)	3,812	83,102
Silgan Holdings, Inc.	572	37,169
Simpson Manufacturing Co., Inc.	2,258	69,772
Spartech Corp.	1,500	29,775
The Standard Register Co.	612	7,711
Steel Dynamics, Inc.	2,244	77,306
Steel Technologies, Inc.	524	12,571
Stepan Co.	276	6,489
Stillwater Mining Co. (a)	2,379	23,433
Sunterra Corp. (a)	969	14,613
Symyx Technologies Inc. (a)	1,709	37,683
Tarragon Corp. (a)	523	10,559
Tejon Ranch Co. (a)	396	17,662
Terra Industries, Inc. (a)	2,038	15,815
Texas Industries, Inc.	1,296	69,660
Titanium Metals Corp. (a)	340	12,240
Trammell Crow Co. (a)	1,968	40,482
Tredegar Corp.	1,697	28,611
Trex Co, Inc. (a)	537	23,848
UAP Holding Corp. (a)	1,650	26,565
Ultralife Batteries, Inc. (a)	733	12,549
Universal Forest Products, Inc.	823	31,974
URS Corp. (a)	1,918	55,142
US Concrete, Inc. (a)	1,104	6,922
USEC, Inc.	5,169	84,151
USG Corp. (a)	1,923	63,767
Valence Technology, Inc. (a)	2,831	8,691
Valhi, Inc.	530	10,414
Valmont Industries, Inc.	751	16,762
Washington Group International, Inc. (a)	1,517	68,250
Watsco, Inc.	1,343	56,540
Wausau-Mosinee Paper Corp.	2,765	39,097
WCI Communities, Inc. (a)	2,087	62,777
WD-40 Co.	891	28,949
Wellman, Inc.	1,665	24,076
Westlake Chemical Corp.	590	19,087
Wheeling-Pittsburgh Corp. (a)	463	14,376
WR Grace & Co. (a)	3,997	34,054
York International Corp.	2,479	97,127
		6,619,336
Other - 0.5%
GenCorp, Inc. (a)	2,747	54,940
Kaman Corp.	1,103	13,732
Lancaster Colony Corp.	1,622	69,016
Raven Industries, Inc.	808	16,500
Sequa Corp. (a)	326	16,903
Trinity Industries, Inc.	2,225	62,678
Walter Industries, Inc.	1,441	61,315
		295,084
Other Energy - 0.2%
Alpha Natural Resources, Inc. (a)	1,700	48,739
Barrett Bill Corp. (a)	750	21,682
Foundation Coal Holdings, Inc. (a)	1,370	32,209
W & T Offshore, Inc. (a)	730	15,155
Warren Resources, Inc. (a)	980	10,515
		128,300
Producer Durables - 0.0%
Comstock Homebuilding Cos, Inc. (a)	230	4,897
Knoll, Inc. (a)	730	12,176
		17,073
Technology - 11.2%
@Road, Inc. (a)	1,783	7,310
Actel Corp. (a)	1,344	20,671
ActivCard Corp. (a)	2,204	13,995
Actuate Corp. (a)	2,701	6,482
Adaptec, Inc. (a)	6,647	31,839
Advanced Digital Information Corp. (a)	3,901	31,988
Aeroflex, Inc. (a)	4,036	37,656
Agile Software Corp. (a)	2,724	19,831
Agilysys, Inc.	1,750	34,405
Airspan Networks, Inc. (a)	1,607	8,212
Alliance Semiconductor Corp. (a)	1,065	2,652
Altiris, Inc. (a)	1,085	25,877
American Reprographics Co. (a)	770	11,049
AMIS Holdings, Inc. (a)	1,940	21,903
Anaren, Inc. (a)	1,080	13,100
Anixter International, Inc. (a)	1,808	65,359
Ansoft Corp. (a)	374	10,091
Answerthink, Inc. (a)	2,349	9,701
Ansys, Inc. (a)	1,824	62,399
Anteon International Corp. (a)	1,648	64,157
Arbinet Thexchange, Inc. (a)	380	7,239
Ariba, Inc. (a)	3,622	28,107
Ascential Software Corp. (a)	3,577	66,282
AsiaInfo Holdings, Inc. (a)	1,843	9,252
Aspect Communications Corp. (a)	2,473	25,744
Aspen Technology, Inc. (a)	2,156	12,246
Atheros Communications, Inc. (a)	485	4,981
Authentidate Holding Corp. (a)	1,510	6,025
Avanex Corp. (a)	4,160	5,408
BEI Technologies, Inc.	579	13,879
Bel Fuse, Inc.	535	16,210
Benchmark Electronics, Inc. (a)	2,524	80,339
BioVeris Corp. (a)	1,072	5,660
Black Box Corp.	843	31,537
Blackbaud, Inc.	430	5,418
Blackboard, Inc. (a)	330	5,755
Blue Coat Systems, Inc. (a)	468	10,998
Borland Software Corp. (a)	4,817	39,114
Broadwing Corp. (a)	2,922	12,097
Brocade Communications Systems, Inc. (a)	15,997	94,702
CACI International, Inc. - Class A (a)	1,772	97,868
California Micro Devices CP (a)	1,101	5,560
Callwave, Inc. (a)	210	1,239
Captaris, Inc. (a)	1,677	6,792
Carrier Access Corp. (a)	1,045	6,228
Catapult Communications Corp. (a)	292	6,234
Checkpoint Systems, Inc. (a)	2,322	39,195
Cherokee International Corp. (a)	371	2,593
Chordiant Software, Inc. (a)	3,743	6,251
Ciber, Inc. (a)	3,073	22,341
Cirrus Logic, Inc. (a)	5,076	22,944
Clarus Corp. (a)	691	5,493
Coherent, Inc. (a)	1,866	62,996
CommScope, Inc. (a)	3,322	49,697
Comtech Telecommunications (a)	902	46,994
Concord Communications, Inc. (a)	955	9,665
Concur Technologies, Inc. (a)	1,366	11,092
Covansys Corp. (a)	1,048	15,631
Cray, Inc. (a)	4,475	11,411
CSG Systems International (a)	3,107	50,613
Cubic Corp.	816	15,455
Cyberguard Corp. (a)	726	5,982
Cyberoptics Corp. (a)	387	4,830
Daktronics, Inc. (a)	752	16,281
Dendrite International, Inc. (a)	2,165	30,397
Digi International, Inc. (a)	1,120	15,366
Digimarc Corp. (a)	807	4,963
Digital River, Inc. (a)	1,864	58,082
Digitas, Inc. (a)	4,193	42,349
Diodes, Inc. (a)	373	10,119
Ditech Communications Corp. (a)	1,845	23,007
Dot Hill Systems Corp. (a)	2,265	13,477
DRS Technologies, Inc. (a)	1,456	61,880
DSP Group, Inc. (a)	1,773	45,672
E.piphany, Inc. (a)	3,967	14,083
Eagle Broadband, Inc. (a)	10,002	3,401
Echelon Corp. (a)	1,461	9,993
eCollege.com, Inc. (a)	830	10,740
EDO Corp.	818	24,581
Electronics for Imaging, Inc. (a)	3,218	57,409
Emageon, Inc. (a)	320	5,747
Embarcadero Technologies, Inc. (a)	1,108	7,302
EMS Technologies, Inc. (a)	579	7,874
Emulex Corp. (a)	4,812	90,658
Enterasys Networks, Inc. (a)	10,971	15,359
Entrust, Inc. (a)	3,320	12,450
Epicor Software Corp. (a)	2,579	33,785
EPIQ Systems, Inc. (a)	712	9,242
Equinix, Inc. (a)	507	21,466
ESS Technology (a)	1,750	9,222
Exar Corp. (a)	2,496	33,446
Excel Technology, Inc. (a)	626	15,387
Extreme Networks, Inc. (a)	6,599	38,868
F5 Networks, Inc. (a)	2,060	104,009
FalconStor Software, Inc. (a)	1,378	8,227
File Net Corp. (a)	2,504	57,041
Finisar Corp. (a)	8,637	10,796
Formfactor, Inc. (a)	1,658	37,537
Gartner, Inc. (a)	3,778	36,155
Gateway, Inc. (a)	13,490	54,365
Genesis Microchip, Inc. (a)	1,966	28,409
Harmonic, Inc. (a)	4,260	40,726
Herley Industries, Inc. (a)	596	10,198
Hutchinson Technology, Inc. (a)	1,582	55,022
Hyperion Solutions Corp. (a)	2,347	103,526
Identix, Inc. (a)	5,367	27,103
iGate Corp. (a)	1,088	4,058
II-VI, Inc. (a)	1,172	20,440
Imation Corp.	2,142	74,435
Infocrossing, Inc. (a)	819	12,973
InFocus Corp. (a)	2,067	11,865
Informatica Corp. (a)	5,118	42,326
Innovative Solutions & Support, Inc. (a)	364	11,557
Inphonic, Inc. (a)	390	8,859
Integrated Device Technology, Inc. (a)	6,275	75,488
Integrated Silicon Solutions, Inc. (a)	1,863	12,482
Intergraph Corp. (a)	1,907	54,941
Intermagnetics General Corp. (a)	1,698	41,329
Internet Capital Group, Inc. (a)	1,988	13,956
Internet Security Systems (a)	2,313	42,328
Inter-Tel, Inc.	1,254	30,723
Intervideo, Inc. (a)	447	4,917
InterVoice, Inc. (a)	2,166	24,324
Interwoven, Inc. (a)	2,431	18,937
Iomega Corp. (a)	2,691	11,544
Ixia (a)	1,380	24,550
IXYS Corp. (a)	981	11,223
j2 Global Communications, Inc. (a)	983	33,727
JDA Software Group, Inc. (a)	1,343	18,856
Jupitermedia Corp. (a)	816	12,656
Kanbay Intl, Inc. (a)	370	7,570
Keane, Inc. (a)	3,087	40,224
Kemet Corp. (a)	5,184	40,176
Keynote Systems, Inc. (a)	803	9,532
Kintera, Inc. (a)	311	1,648
Komag, Inc. (a)	1,616	36,118
Kopin Corp. (a)	3,659	11,233
KVH Industries, Inc. (a)	753	6,860
Lasercard Corp. (a)	509	2,535
Lattice Semiconductor Corp. (a)	6,878	36,935
Lawson Software, Inc. (a)	2,903	17,128
Leadis Technology, Inc. (a)	300	1,794
LeCroy Corp. (a)	407	6,972
Lexar Media, Inc. (a)	4,327	21,548
Lionbridge Technologies, Inc. (a)	2,433	13,844
Macrovision Corp. (a)	2,955	67,344
Magma Design Automation, Inc. (a)	1,286	15,265
Manhattan Associates, Inc. (a)	1,816	36,992
Mantech International Corp. - Class A (a)	879	20,279
Manugistics Group, Inc. (a)	2,866	4,815
MAPICS, Inc. (a)	1,242	15,811
Mapinfo Corp. (a)	1,055	12,702
MatrixOne, Inc. (a)	2,540	12,116
Maxwell Technologies, Inc. (a)	572	5,245
McData Corp. (a)	7,045	26,560
Mentor Graphics Corp. (a)	4,538	62,171
Mercury Computer Systems, Inc. (a)	1,268	34,971
Merge Technologies, Inc. (a)	573	10,056
Merix Corp. (a)	940	10,537
Methode Electronics, Inc.	2,173	26,315
Micrel, Inc. (a)	4,153	38,291
MICRO Systems, Inc. (a)	1,882	69,088
Micromuse, Inc. (a)	4,688	21,237
Microsemi Corp. (a)	3,625	59,051
MicroStrategy, Inc. (a)	626	33,973
Microtune, Inc. (a)	2,600	11,206
Mindspeed Technologies, Inc. (a)	5,195	11,585
MIPS Technologies, Inc. (a)	2,139	24,599
Mobility Electronics, Inc. (a)	1,290	9,017
Monolithic Power Systems, Inc. (a)	290	2,561
Monolithic System Technology, Inc. (a)	1,219	7,131
Motive, Inc. (a)	280	2,800
MRO Software, Inc. (a)	1,021	14,325
MRV Communications, Inc. (a)	5,515	17,813
MSC.Software Corp. (a)	1,429	15,905
Multi-Fineline Electronix, Inc. (a)	320	5,648
Ness Technologies, Inc. (a)	700	8,386
Net2Phone, Inc. (a)	1,863	2,999
Netgear, Inc. (a)	1,130	17,052
NetIQ Corp. (a)	3,419	39,079
NetScout Systems, Inc. (a)	1,239	5,514
Network Equipment Technologies, Inc. (a)	1,252	7,049
Newport Corp. (a)	2,505	36,297
NMS Communications Corp. (a)	2,428	10,416
Novatel Wireless, Inc. (a)	963	10,352
Omnivision Technologies, Inc. (a)	3,295	49,919
ON Semiconductor Corp. (a)	7,184	28,377
Open Solutions, Inc. (a)	621	12,314
Openwave Systems, Inc. (a)	3,837	46,773
Oplink Communications, Inc. (a)	5,583	8,765
OPNET Technologies, Inc. (a)	615	5,141
Opsware, Inc. (a)	2,679	13,824
Optical Communication Products, Inc. (a)	959	1,669
OSI Systems, Inc. (a)	687	12,029
Overland Storage, Inc. (a)	714	10,482
Packeteer, Inc. (a)	2,004	30,842
PalmOne, Inc. (a)	2,513	63,780
PalmSource, Inc. (a)	764	6,907
Paradyne Networks Corp. (a)	2,056	4,297
Parametric Technology Corp. (a)	16,000	89,440
Park Electrochemical Corp.	903	18,295
PC-Tel, Inc. (a)	1,093	8,044
PDF Solutions, Inc. (a)	762	10,668
PEC Solutions, Inc. (a)	603	7,586
Pegasystems, Inc. (a)	590	3,174
Pericom Semiconductor Corp. (a)	1,157	9,915
Perot Systems Corp. (a)	4,491	60,359
Pinnacle Systems, Inc. (a)	3,593	20,085
Pixelworks, Inc. (a)	2,445	19,927
Planar Systems, Inc. (a)	764	6,891
Plexus Corp. (a)	2,608	30,018
PLX Technology, Inc. (a)	1,032	10,836
Portalplayer, Inc. (a)	330	7,534
Power Integrations, Inc. (a)	1,640	34,260
Progress Software Corp. (a)	1,933	50,683
QAD, Inc.	669	5,533
Quantum Corp. (a)	11,080	32,243
Quest Software, Inc. (a)	2,987	41,340
Radisys Corp. (a)	979	13,863
RealNetworks, Inc. (a)	6,685	38,639
Redback Networks, Inc. (a)	1,630	9,747
Remec, Inc. (a)	3,633	19,182
Retek, Inc. (a)	2,913	32,684
RF Micro Devices, Inc. (a)	11,184	58,380
Rightnow Technologies, Inc. (a)	340	4,168
RSA Security, Inc. (a)	4,235	67,125
Safeguard Scientifics, Inc. (a)	6,252	8,878
SafeNet, Inc. (a)	1,431	41,943
Salesforce.com, Inc. (a)	580	8,694
Sapient Corp. (a)	4,733	34,764
SBS Technologies, Inc. (a)	797	8,887
ScanSoft, Inc. (a)	4,215	15,680
ScanSource, Inc. (a)	655	33,949
SeaChange International, Inc. (a)	1,277	16,537
Secure Computing Corp. (a)	1,858	15,923
Seebeyond Technology Corp. (a)	2,590	8,184
Serena Software, Inc. (a)	1,501	35,664
SI International, Inc. (a)	262	7,239
Sigmatel, Inc. (a)	1,484	55,546
Silicon Graphics, Inc. (a)	15,773	18,770
Silicon Image, Inc. (a)	4,486	45,129
Silicon Storage Technology, Inc. (a)	4,890	18,191
Siliconix, Inc. (a)	306	10,796
SimpleTech, Inc. (a)	1,053	4,149
Sipex Corp. (a)	1,033	2,397
Sirf Technology Holdings, Inc. (a)	572	6,384
Skyworks Solutions, Inc. (a)	9,087	57,702
SonicWALL, Inc. (a)	3,105	15,804
SPSS, Inc. (a)	739	12,851
SRA International, Inc. - Class A (a)	680	40,970
SS&C Technologies, Inc.	709	16,165
Staktek Holdings, Inc. (a)	534	2,115
Standard Microsystems Corp. (a)	961	16,683
Stellent, Inc. (a)	1,060	8,915
Stratasys, Inc. (a)	479	13,570
Stratex Networks, Inc. (a)	4,396	8,089
Suntron Corp. (a)	127	273
Supertex, Inc. (a)	466	8,532
SupportSoft, Inc. (a)	1,895	10,006
Sycamore Networks, Inc. (a)	10,356	36,867
SYKES Enterprises, Inc. (a)	1,306	8,972
Synaptics, Inc. (a)	1,349	31,297
Syniverse Holdings, Inc. (a)	1,020	14,076
SYNNEX Corp. (a)	342	5,958
Syntel, Inc.	383	6,779
Sypris Solutions, Inc.	353	3,784
TALX Corp.	1,068	19,395
Tekelec (a)	3,051	48,633
Terremark Worldwide, Inc. (a)	15,677	10,190
Tessera Technologies, Inc. (a)	1,548	66,920
Tier Technologies, Inc. (a)	866	6,382
Titan Corp. (a)	5,092	92,471
Transaction Systems Architects, Inc. (a)	2,282	52,828
Transmeta Corp. (a)	7,778	7,234
Trident Microsystems, Inc. (a)	979	17,309
Trimble Navigation Ltd. (a)	3,056	103,323
Tripath Technology, Inc. (a)	1,786	1,590
Triquint Semiconductor, Inc. (a)	8,288	28,013
TriZetto Group, Inc. (a)	1,637	15,240
TTM Technologies, Inc. (a)	2,498	26,129
Tumbleweed Communications Corp. (a)	2,490	6,872
Tyler Technologies, Inc. (a)	1,917	14,588
Ulticom, Inc. (a)	540	6,010
Ultimate Software Group, Inc. (a)	798	12,752
Universal Display Corp. (a)	1,086	7,591
UNOVA, Inc. (a)	2,904	59,968
Varian, Inc. (a)	2,081	78,849
Verint Systems, Inc. (a)	610	21,313
Verity, Inc. (a)	1,555	14,695
Versata, Inc. (a)	2	2
Verso Technologies, Inc. (a)	6,941	2,499
ViaSat, Inc. (a)	1,278	23,886
Vignette Corp. (a)	15,079	19,753
Vitesse Semiconductor Corp. (a)	13,036	34,936
Volterra Semiconductor Corp. (a)	240	3,240
WatchGuard Technologies (a)	1,748	5,646
WebEx Communications, Inc. (a)	1,813	39,143
webMethods, Inc. (a)	2,416	13,240
Websense, Inc. (a)	1,378	74,136
Westell Technologies, Inc. (a)	2,570	14,161
Wind River Systems, Inc. (a)	4,298	64,814
Witness Systems, Inc. (a)	1,072	18,814
WJ Communications, Inc. (a)	1,653	3,934
Xybernaut Corp. (a)	9,237	3,880
Zhone Technologies, Inc. (a)	2,362	6,023
Zix Corp. (a)	1,089	4,073
Zoran Corp. (a)	2,531	26,196
		7,317,179
Utilities - 4.4%
Alamosa Holdings, Inc. (a)	4,561	53,227
Alaska Communications Systems Group, Inc.	513	5,156
American States Water Co.	796	20,139
Aquila, Inc. (a)	13,406	51,345
Atmos Energy Corp.	4,652	125,604
Avista Corp.	2,967	51,922
Black Hills Corp.	1,953	64,586
Boston Communications Group, Inc. (a)	957	6,814
California Water Service Group	1,039	34,671
Cascade Natural Gas Corp.	586	11,697
Centennial Communications Corp. (a)	619	6,716
Central Vermont Public Service Corp.	632	14,207
CH Energy Group, Inc.	823	37,611
Cincinnati Bell, Inc. (a)	14,757	62,717
Cleco Corp.	2,903	61,834
CMS Energy Corp. (a)	11,781	153,624
Commonwealth Telephone Enterprises, Inc. (a)	1,296	61,093
Connecticut Water Service, Inc.	417	10,400
CT Communications, Inc.	986	10,383
D&E Communications, Inc.	679	6,199
Dobson Communications Corp. (a)	5,749	11,613
Duquesne Light Holdings, Inc.	4,609	82,593
El Paso Electric Co. (a)	2,865	54,435
The Empire District Electric Co.	1,545	35,937
Energen Corp.	2,268	151,049
EnergySouth, Inc.	354	10,137
Fairpoint Communications, Inc. (a)	1,450	21,706
General Communication, Inc. (a)	2,712	24,761
Golden Telecom, Inc.	739	18,918
Idacorp, Inc.	2,304	65,364
Intrado, Inc. (a)	902	11,095
Iowa Telecommunication Services, Inc.	1,000	19,500
ITC Deltacom, Inc. (a)	655	517
The Laclede Group Inc.	1,262	36,850
Mediacom Communications Corp. (a)	3,444	22,524
MGE Energy, Inc.	1,192	39,515
Middlesex Water Co.	553	10,037
New Jersey Resources Corp.	1,679	73,087
Nicor, Inc.	2,691	99,809
North Pittsburgh Systems, Inc.	784	15,496
Northwest Natural Gas Co.	1,656	59,898
Ormat Technologies, Inc.	380	5,951
Otter Tail Corp.	1,551	38,837
Peoples Energy Corp.	2,301	96,458
Piedmont Natural Gas Co., Inc.	4,656	107,274
PNM Resources, Inc.	3,665	97,782
Premiere Global Services, Inc. (a)	3,808	43,107
Price Communications Corp. (a)	2,444	42,770
Primus Telecommunications GP (a)	3,866	6,070
Shenandoah Telecom Co.	343	10,633
Sierra Pacific Resources (a)	7,024	75,508
SJW Corp.	337	11,839
South Jersey Industries, Inc.	717	40,439
Southern Union Co. (a)	4,000	100,440
Southwest Gas Corp.	2,111	51,002
Southwest Water Co.	905	9,439
Southwestern Energy Co. (a)	2,284	129,640
SureWest Communications	761	17,549
Talk America Holdings, Inc. (a)	1,394	8,991
Time Warner Telecom, Inc. (a)	2,592	10,290
Triton PCS Holdings, Inc. (a)	1,993	4,424
Ubiquitel, Inc. (a)	4,334	29,038
UIL Holdings Corp.	651	32,973
Unisource Energy Corp.	2,053	63,581
USA Mobility, Inc. (a)	1,423	46,105
Valor Communications Group, Inc. (a)	1,700	24,599
WGL Holdings, Inc.	2,931	90,744
		2,910,269

TOTAL COMMON STOCKS (Cost $56,225,587)		62,480,164

CORPORATE BONDS - 0.0%
Materials - 0.0%
Mueller Industries, Inc.
6.00% due 11/01/2014	$ 15,000	14,513

TOTAL CORPORATE BONDS (Cost $15,000)		14,513

UNIT INVESTMENT TRUST - 0.8%
iShares Russell 2000 Index Fund	4,455	544,178

TOTAL UNIT INVESTMENT TRUST (Cost $350,833)		544,178

SHORT TERM INVESTMENTS - 4.4%
Investment Companies - 3.6%
Northern Institutional Diversified Assets Portfolio (c)	2,350,495	2,350,495
U.S. Treasury Obligations - 0.8%
U.S. Treasury Bill (c)
2.52% due 06/16/2005	$ 500,000	497,152

TOTAL SHORT TERM INVESTMENTS (Cost $2,847,613)		2,847,647
Total Investments (Cost $59,439,033)(b) - 100.7%		65,886,502
Liabilities in Excess of Other Assets - (0.7)%		(479,544)
TOTAL NET ASSETS - 100.0%		$ 65,406,958

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $59,696,352 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $12,439,223 and ($6,249,073), respectively, with a net appreciation / (depreciation) of $6,190,150.

(c)
Securities and other assets with an aggregate value of $2,780,100 have been segregated with the custodian or designated to cover margin requirements for the open futures contracts as of March 31, 2005:

			Unrealized
			Appreciation/
	Type	Contracts	(Depreciation)
	Russell 2000 Index (06/05)	7	$ (62,531)

Schedule of Investments
EAFE International Index Portfolio
March 31, 2005 (Unaudited)

	Shares	Value

COMMON STOCKS - 98.0%
Australia - 5.5%
Alumina Ltd.	6,480	$ 29,506
Amcor Ltd.	5,410	29,945
AMP Ltd.	11,993	65,641
Aristocrat Leisure	1,935	15,228
Australian Stock Exchange Ltd.	991	15,521
Australia & New Zealand Banking Group Ltd.	10,768	171,649
Australian Gas Light Co Ltd.	2,900	31,835
AXA Asia Pacific Holdings Ltd.	4,769	15,484
BHP Billiton Ltd.	18,809	259,841
BlueScope Steel Ltd.	4,484	30,158
Boral Ltd.	4,245	20,018
Brambles Industries Ltd.	5,795	35,615
Centro Properties Group	5,140	20,583
CFS Gandel Retail Trust	12,776	15,704
Commonwealth Property Office Fund	16,382	15,704
Coca-Cola Amatil Ltd.	3,135	20,797
Cochlear Ltd.	443	11,233
Coles Myer Ltd.	6,348	46,179
Commonwealth Bank of Australia	7,439	201,049
Computershare Ltd.	3,502	15,188
CSL Ltd.	1,207	31,893
CSR Ltd.	5,396	10,262
DB RREEF Trust	76,831	76,620
Foster's Group Ltd.	11,477	45,516
General Property Trust	11,223	30,800
Harvey Norman Holdings Ltd.	4,819	10,096
ING Industrial Fund	53,330	84,104
Insurance Australia Group Ltd.	9,658	47,336
Investa Property Group	9,720	15,630
John Fairfax Holdings Ltd.	6,284	20,306
Leighton Holdings	1,279	10,085
Lend Lease Corp. Ltd.	2,590	25,228
Lion Nathan Ltd.	2,741	15,363
Macquarie Bank Ltd.	1,228	45,596
Macquarie Goodman Group	5,290	15,540
Macquarie Infrastructure Group	12,986	36,141
Mayne Group Ltd.	5,003	14,929
Mirvac Group	5,992	20,428
National Australia Bank Ltd.	9,308	203,998
Newcrest Mining Ltd.	1,820	24,496
Orica Ltd.	1,714	24,182
Origin Energy Ltd.	4,775	26,320
PaperlinX Ltd.	3,128	9,914
Patrick Corp Ltd.	4,265	19,387
Perpetual Trustees Australia Ltd.	1,156	51,091
Publishing & Broadcasting Ltd.	854	10,161
Qantas Airways	5,581	15,316
QBE Insurance Group Ltd.	4,031	46,401
Rinker Group Ltd.	5,178	43,232
Rio Tinto Ltd.	1,593	55,590
Santos Ltd.	3,821	26,585
Sonic Healthcare	1,745	16,256
Southcorp Ltd.	4,691	15,340
Stockland	6,945	31,355
Suncorp-Metway Ltd.	2,817	42,313
TABCORP Holdings Ltd.	3,299	42,922
Telstra Corp.	12,776	50,272
Toll Holdings Ltd.	1,510	16,319
Transurban Group	3,700	20,194
Wesfarmers Ltd.	2,318	71,213
Westfield Group	8,134	101,805
Westpac Banking Corp	10,254	150,851
WMC Resources Ltd.	6,823	42,039
Woodside Petroleum Ltd.	2,581	48,485
Woolworths Ltd.	5,932	73,603
		2,902,391
Austria - 0.3%
Bank Austria Creditanstalt AG	215	21,184
Boehler-Uddeholm AG	71	9,689
Erste Bank der Oesterreichischen Sparkassen AG	552	28,875
Flughafen Wien AG	135	9,068
Oesterreichische Elektrizitaetswirtschafts AG	47	10,663
OMV AG	95	30,187
Telekom Austria AG	1,622	31,752
Voestalpine AG	180	13,899
Wienerberger AG	433	19,709
		175,026
Belgium - 1.5%
AGFA-Gevaert NV	602	21,064
Belgacom SA (a)	3,128	129,362
Cofinimmo SA	97	15,656
Colruyt SA	126	19,569
Delhaize Group	450	30,832
Dexia	3,530	83,977
Electrabel	144	64,612
Fortis	6,582	187,557
Groupe Bruxelles Lambert SA	390	35,569
Interbrew SA	1,194	41,810
KBC Groupe SA	606	51,106
Mobistar SA (a)	181	15,898
Solvay SA	362	43,153
UCB SA	537	25,989
Umicore	198	20,099
		786,253
Bermuda - 0.2%
Esprit Holdings Ltd.	4,511	30,799
Frontline Ltd.	340	16,255
Johnson Electric Holdings Ltd.	11,725	10,598
Li & Fung Ltd.	11,976	21,804
Shangri-La Asia Ltd.	7,485	10,941
		90,397
Denmark - 0.7%
AP Moller - Maersk A/S	5	46,536
Carlsberg A/S	208	10,313
Coloplast A/S	202	10,507
Danisco A/S	311	21,046
Danske Bank A/S	2,365	68,605
DSV A/S	140	10,680
GN Store Nord A/S	1,445	16,591
ISS A/S	337	27,378
Novo-Nordisk A/S - Class B	1,513	84,227
Novozymes A/S	316	15,502
TDC A/S	1,214	51,161
Topdanmark A/S (a)	138	10,275
Vestas Wind Systems A/S (a)	1,098	15,854
William Demant Holding A/S (a)	210	10,485
		399,160
Finland - 1.4%
Amer Sports Oyj	566	10,163
Elisa Corporation	918	15,591
Fortum Oyj (a)	1,771	34,485
Kesko Oyj	399	10,252
Kone OYJ (a)	251	19,514
Metso Oyj	841	15,068
Nokia OYJ (a)	27,321	423,620
Outokumpu Oyj	572	10,226
Sampo Oyj	1,864	27,065
Stora Enso Oyj	3,469	48,706
Tietoenator Oyj	587	20,068
UPM-Kymmene Oyj (a)	2,981	66,086
Uponor Oyj	491	10,312
Wartsila Oyj - B Shares	372	9,838
		720,994
France - 8.9%
Accor SA	1,049	51,352
Air France-KLM	846	15,212
Air Liquide SA	603	110,930
Alcatel SA (a)	7,252	88,000
Alstom (a)	22,816	19,522
Atos Origin SA (a)	300	20,283
Autoroutes du Sud de la France	421	21,357
AXA	7,483	199,359
BNP Paribas SA	4,549	322,296
Bouygues SA	1,173	46,503
Business Objects (a)	384	10,280
CapGemini SA (a)	738	25,737
Carrefour SA	3,238	171,859
Casino Guichard Perrachon SA	188	15,806
Cie de Saint-Gobain	1,797	109,495
Cie Generale d'Optique Essilor International SA	598	43,221
CNP Assurances	220	15,587
Compagnie Generale des Etablissements Michelin	798	52,452
Credit Agricole SA	4,011	109,043
Dassault Systemes SA	343	16,186
France Telecom SA (a)	9,135	273,570
Groupe Danone	1,332	132,535
Hermes International	50	10,067
Imerys SA	197	14,890
Klepierre	180	16,183
Lafarge SA	1,044	101,104
Lagardere S.C.A.	759	57,465
L'Oreal SA	1,646	131,770
LVMH Moet Hennessy Louis Vuitton SA	1,399	104,651
Pernod-Ricard	287	40,072
Peugeot SA	967	61,454
Pinault-Printemps-Redoute SA	386	41,285
Publicis Groupe	808	24,805
Renault SA	1,039	92,807
SAgem SA (a)	474	10,662
Sanofi-Aventis	5,200	438,530
Schneider Electric SA	1,255	98,353
BIC	283	16,059
Societe Generale	1,897	197,115
Societe Television Francaise 1	818	25,876
Sodexho Alliance SA	649	21,632
Suez SA	4,869	131,044
Technip SA	126	21,072
Thales SA	496	20,686
Thomson	1,348	36,350
Total SA	3,203	749,519
Unibail	267	31,655
Valeo SA	447	19,900
Veolia Environnement	1,554	55,121
Vinci SA	426	61,413
Vivendi Universal SA (a)	6,295	192,845
Zodiac SA	226	10,486
		4,705,456
Germany - 6.5%
ADIDAS-SALOMON AG	265	42,106
Allianz AG	1,698	215,665
Altana AG	431	27,323
BASF AG	2,918	206,740
Bayer AG	3,783	125,062
Bayerische Hypo-und Vereinsbank AG (a)	3,179	77,687
Beiersdorf AG	94	10,525
Celesio AG	211	17,179
Commerzbank AG (a)	2,590	56,175
Continental AG	674	52,165
DaimlerChrysler AG	5,181	232,200
Deutsche Bank AG	2,777	239,592
Deutsche Boerse AG	560	42,144
Deutsche Lufthansa AG (a)	1,430	20,615
Deutsche Post AG	2,656	64,666
Deutsche Telekom AG (a)	16,659	332,813
Douglas Holding AG	277	10,109
E.ON AG	3,962	339,519
Fresenius Medical Care AG	310	25,118
HeidelbergCement AG	401	25,234
Hypo Real Estate Holding AG (a)	737	30,441
Infineon Technologies AG (a)	3,678	35,190
Lanxess (a)	364	7,461
Linde AG	457	31,383
MAN AG	558	24,885
Merck KGaA (a)	279	20,078
Metro AG	874	46,921
Muenchener Rueckversicherungs AG	1,026	123,304
Puma AG Rudolf Dassler Sport	109	27,192
RWE AG	2,679	162,022
SAP AG	1,206	193,560
Schering AG	944	62,782
Siemens AG	4,564	360,162
ThyssenKrupp AG	1,913	39,483
TUI AG	753	19,837
Volkswagen AG	1,327	63,172
		3,410,510
Greece - 0.5%
Alpha Bank AE (a)	1,103	37,265
Bank of Piraeus	1,028	18,658
Coca-Cola Hellenic Bottling Company SA	601	15,115
Cosmote Mobile Telecommunications SA	846	14,938
EFG Eurobank Ergasias SA	1,034	31,824
Emporiki Bank	515	13,607
Hellenic Petroleum SA	905	9,058
Hellenic Telecommunications Organization SA	1,371	24,208
National Bank of Greece SA	1,344	45,477
OPAP SA	810	23,606
Public Power Corp.	681	19,635
Titan Cement Co SA	289	9,584
		262,975
Hong Kong - 1.5%
Bank of East Asia Ltd.	9,112	26,229
BOC Hong Kong Holdings Ltd.	22,968	42,259
Cathay Pacific Airways Ltd.	5,802	10,936
Cheung Kong (Holdings) Ltd.	9,446	83,871
CLP Holdings Ltd.	10,315	58,721
Hang Lung Properties Ltd.	14,270	20,675
Hang Seng Bank Ltd.	4,309	57,182
Henderson Land Development Co. Ltd.	4,791	21,316
Hong Kong & China Gas Co. Ltd.	20,893	41,120
Hong Kong Exchanges and Clearing Ltd.	8,362	21,604
HongKong Electric Holdings Ltd.	8,360	37,195
Hopewell Holdings Ltd.	4,245	10,015
Hutchison Whampoa Ltd.	12,945	109,959
Hysan Development Co. Ltd.	5,066	10,036
MTR Corp. Ltd.	10,060	15,478
New World Development Co. Ltd.	16,438	16,123
PCCW Ltd.	28,743	16,123
Sun Hung Kai Properties Ltd.	8,039	72,924
Swire Pacific Ltd. - Class A	5,826	46,127
Techtronic Industries Co.	7,006	15,495
Television Broadcasts Ltd.	2,342	11,801
Wharf Holdings Ltd.	8,076	25,525
		770,714
Ireland (Republic of) - 0.8%
Allied Irish Banks	5,109	106,969
Bank of Ireland	5,704	89,847
CRH Plc	3,331	87,318
DCC Plc	677	15,746
Depfa Bank Plc	2,357	37,279
Elan Corp. Plc (a)	8,824	27,455
Grafton Group Plc (a)	1,674	19,771
Independent News & Media Plc	5,231	17,225
Irish Life & Permanent Plc	1,669	29,643
Kerry Group	903	21,833
		453,086
Italy - 4.2%
Alleanza Assicurazioni SpA	2,730	35,640
Assicurazioni Generali SpA	5,653	182,485
Autogrill SpA (a)	1,041	15,574
Autostrade SpA	1,653	42,796
Banca Antonveneta SpA (a)	1,277	41,388
Banca Intesa SpA	19,691	100,070
Banca Intesa SpA - RNC	4,851	22,294
Banca Monte dei Paschi di Siena SpA	7,814	26,288
Banca Nazionale del Lavoro SpA (a)	11,221	36,077
Banca Popolare di Milano Scrl	2,927	27,986
Banche Popolari Unite Scrl	2,033	42,645
Banco Popolare di Verona e Novara Scrl	2,428	45,296
Banca Fideuram SpA	2,012	10,290
Bulgari SpA	871	10,355
Capitalia SpA	8,254	42,990
Edison SpA (a)	5,113	10,420
Enel SpA	22,229	212,679
ENI SpA	14,325	371,984
Fiat SpA (a)	3,490	25,383
Finmeccanica SpA	36,018	36,515
Luxottica Group SpA	1,025	21,036
Mediaset SpA	3,426	49,301
Mediobanca SpA	2,754	47,807
Mediolanum SpA	2,210	15,085
Pirelli & Co. SpA	16,339	20,335
Riunione Adriatica di Sicurta SpA	1,785	42,001
Sanpaolo IMI SpA	5,996	93,902
Seat-pagine Gialle SpA	37,433	15,602
Snam Rete Gas SpA	4,734	26,360
Telecom Italia SpA	51,974	197,088
Telecom Italia SpA	34,421	107,656
Terna SpA	7,801	20,733
TIM SpA	7,938	53,153
Unicredito Italiano SpA	25,251	148,295
		2,197,509
Japan - 20.6%
77 Bank Ltd./The	2,194	15,902
Acom Co. Ltd.	439	29,688
Advantest Corp.	443	33,967
Aeon Co. Ltd.	3,503	59,176
Aeon Credit Service Co. Ltd.	154	10,400
Aiful Corp. - W/I (a)	134	10,460
Aiful Corp.	267	21,369
Aisin Seiki Co. Ltd.	918	20,894
Ajinomoto Co., Inc.	3,430	41,849
All Nippon Airways	2,000	6,828
Alps Electric Co.	1,043	16,607
Amada Co. Ltd.	2,454	15,108
Asahi Breweries Ltd.	2,023	26,211
Asahi Glass Co. Ltd.	4,282	45,135
Asahi Kasei Corp.	7,058	34,762
Bandai Co. Ltd.	503	10,205
The Bank of Fukuoka Ltd.	3,432	21,545
The Bank of Yokohama Ltd.	7,005	42,734
Benesse Corp.	464	15,755
Bridgestone Corp.	4,138	76,079
Canon, Inc.	4,871	261,259
Casio Computer Co. Ltd.	1,205	15,905
Central Japan Railway Co.	5	42,815
The Chiba Bank Ltd.	4,054	26,244
Chubu Electric Power Co., Inc.	3,717	89,280
Chugai Pharmaceutical Co. Ltd.	1,777	27,300
Citizen Watch Co. Ltd.	1,575	15,118
Credit Saison Co. Ltd.	704	25,348
CSK Corp.	487	20,260
Dai Nippon Printing Co. Ltd.	3,739	61,000
Daiichi Pharmaceutical Co. Ltd.	1,564	36,618
Daikin Industries Ltd.	1,255	31,608
Daimaru, Inc.	1,196	10,654
Dainippon Ink & Chemicals, Inc.	3,651	9,978
Daito Trust Construction Co. Ltd.	499	20,946
Daiwa House Industry Co. Ltd.	3,159	36,303
Daiwa Securities Group, Inc.	7,529	49,582
Denki Kagaku Kogyo KK	2,925	10,586
Denso Corp.	3,138	78,154
Dentsu, Inc.	12	32,797
Dowa Mining Co.	1,451	9,786
East Japan Railway Co.	17	91,339
Eisai Co. Ltd.	1,486	50,455
Electric Power Development Co. Ltd.	805	24,780
FamilyMart Co. Ltd.	519	15,298
Fanuc Ltd.	883	55,267
Fast Retailing Co. Ltd.	336	20,341
Fuji Electric Holdings Co. Ltd.	3,406	10,739
Fuji Photo Film Co. Ltd.	2,786	101,871
Fuji Television Network, Inc.	7	16,520
Fujikura Ltd.	2,226	9,759
Fujitsu Ltd.	9,946	59,747
Furukawa Electric Co. Ltd./The (a)	3,162	14,482
Gunma Bank Ltd./The	2,721	15,711
Hino Motors Ltd.	1,690	10,625
Hirose Electric Co. Ltd.	200	20,428
Hitachi Chemical Co. Ltd.	608	10,866
Hitachi Ltd.	19,091	118,601
Hokkaido Electric Power Co., Inc.	1,054	21,433
Hokuhoku Financial Group, Inc.	6,496	19,693
Honda Motor Co. Ltd.	4,375	219,148
Hoya Corp.	646	71,105
Isetan Co. Ltd.	1,187	15,468
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	6,139	9,907
Ito En Ltd.	217	10,546
Itochu Corp.	8,140	41,002
Ito-Yokado Co. Ltd.	1,962	78,330
Jafco Co. Ltd.	154	9,668
Japan Airlines Corp.	5,000	14,598
Japan Tobacco, Inc.	5	55,501
JFE Holdings, Inc.	3,034	84,620
JGC Corp.	1,470	16,043
The Joyo Bank Ltd.	3,820	20,560
JSR Corp.	1,049	20,695
Kajima Corp.	6,085	25,145
Kamigumi Co. Ltd.	1,983	16,574
Kaneka Corp.	1,864	20,587
The Kansai Electric Power Co., Inc.	3,971	79,639
Kao Corp.	2,940	67,600
Kawasaki Heavy Industries Ltd.	8,820	15,220
Kawasaki Kisen Kaisha Ltd.	2,857	19,721
Keihin Electric Express Railway Co. Ltd.	2,450	15,152
Keio Electric Railway Co. Ltd.	3,486	20,681
Keyence Corp.	175	40,548
Kikkoman Corp.	1,031	10,338
Kintetsu Corp.	9,310	31,611
Kirin Brewery Co. Ltd.	4,100	39,966
Kobe Steel Ltd.	14,547	25,646
Komatsu Ltd.	5,490	41,276
Konami Corp.	455	10,101
Konica Minolta Holdings, Inc.	2,712	27,422
Kubota Corp.	5,849	31,208
Kuraray Co. Ltd.	2,239	19,987
Kurita Water Industries Ltd.	654	10,285
Kyocera Corp.	904	64,508
Kyowa Hakko Kogyo Co. Ltd.	2,644	20,248
Kyushu Electric Power Co., Inc.	2,191	46,597
Lawson, Inc.	411	15,105
Leopalace 21 Corp.	944	15,568
Mabuchi Motor Co.	258	15,499
Makita Corp.	836	15,269
Marubeni Corp.	8,167	26,206
Marui Co. Ltd.	1,933	25,983
Matsushita Electric Industrial Co. Ltd.	13,190	194,396
Matsushita Electric Works Ltd.	1,726	14,860
Meiji Seika Kaisha Ltd.	2,077	10,346
Meitec Corporation	314	10,954
Millea Holdings, Inc.	5	72,758
Minebea Co.	2,217	9,513
Mitsubishi Chemical Corp.	9,285	29,621
Mitsubishi Electric Corp.	10,157	52,583
Mitsubishi Estate Co. Ltd.	5,849	67,981
Mitsubishi Gas Chemical Co., Inc.	2,108	9,891
Mitsubishi Heavy Industries Ltd.	17,159	45,617
Mitsubishi Materials Corp.	6,207	14,822
Mitsubishi Rayon Co. Ltd.	2,793	10,317
Mitsubishi Tokyo Financial Group, Inc.	30	260,249
Mitsubishi Corp.	6,294	81,548
Mitsui & Co. Ltd.	7,608	70,186
Mitsui Chemicals, Inc.	3,663	20,467
Mitsui Fudosan Co. Ltd.	4,188	49,183
Mitsui Mining & Smelting Co. Ltd.	3,345	14,821
Mitsui OSK Lines Ltd.	5,484	35,245
Mitsui Sumitomo Insurance Co. Ltd.	6,805	62,397
Mitsui Trust Holdings, Inc.	3,050	30,328
Mitsukoshi Ltd.	2,940	15,358
Mizuho Financial Group, Inc.	45	212,817
Murata Manufacturing Co. Ltd.	1,355	72,676
NEC Electronics Corp.	208	9,701
NEC Corp.	9,268	56,020
NGK Insulators Ltd.	1,552	15,418
NGK Spark Plug Co. Ltd.	995	10,293
Nidec Corp.	258	32,128
Nikko Cordial Corp.	9,059	45,293
Nikon Corp.	1,732	19,920
Nintendo Co. Ltd.	623	67,992
Nippon Express Co. Ltd.	5,097	26,815
Nippon Meat Packers, Inc.	1,154	14,629
Nippon Mining Holdings, Inc.	4,564	25,075
Nippon Oil Corp.	7,245	51,429
Nippon Paper Group, Inc.	7	32,321
Nippon Sheet Glass Co. Ltd.	2,332	9,876
Nippon Steel Corp.	35,158	88,875
Nippon Telegraph & Telephone Corp.	27	118,120
Nippon Yusen Kabushiki Kaisha	6,129	36,932
Nissan Chemical Industries Ltd.	1,196	10,319
Nissan Motor Co., Ltd.	14,963	153,392
Nisshin Seifun Group, Inc.	1,448	15,398
Nisshin Steel Co.	5,799	15,200
Nisshinbo Industries, Inc.	1,244	10,130
Nissin Food Products Co. Ltd.	599	15,673
Nitto Denko Corp.	958	50,221
NOK Corp.	653	15,563
Nomura Holdings, Inc.	9,918	138,772
Nomura Research Institute Ltd.	158	14,738
NSK Ltd.	2,961	15,246
NTN Corp.	2,738	15,196
NTT Data Corp.	6	20,708
NTT DoCoMo, Inc.	118	198,125
Obayashi Corp.	3,121	19,243
Odakyu Electric Railway Co. Ltd.	3,360	20,529
OJI Paper Co. Ltd.	4,542	25,505
Oki Electric Industry Co. Ltd.	3,612	15,229
Olympus Corp.	1,411	32,904
Omron Corp.	1,394	30,427
Onward Kashiyama Co. Ltd.	1,064	15,711
Oracle Corp. Japan	212	9,809
Oriental Land Co. Ltd.	324	21,156
ORIX Corp.	417	53,173
Osaka Gas Co. Ltd.	12,258	37,733
Pioneer Corp.	1,172	21,088
Promise Co. Ltd.	520	35,554
QP Corp.	1,176	10,311
Rakuten, Inc.	34	29,653
Resona Holdings, Inc. (a)	27,310	54,770
Ricoh Co. Ltd.	4,031	69,186
Rohm Co. Ltd.	646	62,367
Sanken Electric Co.	798	10,451
Sankyo Co. Ltd./Gunma	304	14,717
Sankyo Co. Ltd.	2,439	51,417
Sanyo Electric Co. Ltd.	9,441	29,414
Secom Co. Ltd.	1,255	52,211
Sega Sammy Holdings, Inc.	448	27,247
Seiko Epson Corp.	656	24,354
Seino Transportation Co., Ltd.	1,089	10,686
Sekisui Chemical Co. Ltd.	2,722	19,779
Sekisui House Ltd.	2,817	30,087
Seven-Eleven Japan Co. Ltd.	2,284	66,898
Sharp Corp.	5,906	89,357
Shimano, Inc.	337	11,317
Shimizu Corp.	2,961	15,163
Shin-Etsu Chemical Co. Ltd.	2,123	80,401
Shinsei Bank Ltd.	3,552	20,211
Shionogi & Co. Ltd.	1,834	25,285
Shiseido Co. Ltd.	2,374	31,334
The Shizuoka Bank Ltd.	2,985	30,155
Showa Denko KK	6,116	16,031
Showa Shell Sekiyu KK	1,012	9,817
SMC Corp.	312	35,302
Softbank Corp.	1,390	57,309
Sompo Japan Insurance, Inc.	4,081	42,597
Sony Corp.	5,175	206,121
Stanley Electric Co. Ltd.	1,038	15,724
Sumitomo Chemical Co. Ltd.	7,938	39,244
Sumitomo Corp.	5,337	45,751
Sumitomo Electric Industries Ltd.	3,771	40,135
Sumitomo Heavy Industries Ltd.	3,783	14,891
Sumitomo Metal Industries Ltd.	19,075	34,341
Sumitomo Metal Mining Co. Ltd.	2,607	19,625
Sumitomo Mitsui Financial Group, Inc.	23	155,758
Sumitomo Realty & Development Co. Ltd.	2,425	29,271
The Sumitomo Trust & Banking Co. Ltd.	6,803	44,357
Suruga Bank Ltd.	1,201	10,676
T&D Holdings, Inc.	926	47,075
Taiheiyo Cement Corp.	5,586	15,684
Taisei Corp.	5,545	20,793
Taisho Pharmaceutical Co. Ltd.	965	20,523
Taiyo Nippon Sanso Corp.	1,773	10,386
Takashimaya Co. Ltd.	1,532	15,691
Takeda Pharmaceutical Co. Ltd.	5,058	241,093
Takefuji Corp.	358	24,110
TDK Corp.	712	48,748
Teijin Ltd.	4,826	20,618
Teikoku Oil Co. Ltd.	1,362	9,935
Terumo Corp.	995	29,979
THK Co. Ltd.	745	15,045
TIS, Inc.	252	9,849
Tobu Railway Co. Ltd.	5,102	20,607
Toho Co. Ltd.	985	16,097
Tohoku Electric Power Co, Inc.	2,546	47,189
The Tokyo Electric Power Co., Inc.	6,409	155,435
Tokyo Electron Ltd.	1,036	59,045
Tokyo Gas Co. Ltd.	14,736	59,381
Tokyu Corp.	5,691	29,675
TonenGeneral Sekiyu KK	2,096	21,487
Toppan Printing Co. Ltd.	3,275	35,864
Toray Industries, Inc.	6,757	30,317
Toshiba Corp.	15,617	65,262
Tosoh Corp.	3,053	15,093
Tostem Inax Holding Corp.	1,383	25,388
Toto Ltd.	1,770	15,190
Toyo Seikan Kaisha Ltd.	834	15,489
Toyobo Co.	4,123	10,038
Toyota Industries Corp.	910	25,635
Toyota Motor Corp.	17,304	644,027
Trend Micro, Inc.	574	24,683
Ube Industries	5,423	11,179
UFJ Holdings, Inc. (a)	23	121,002
Uni-charm Corp.	354	15,883
Uny Co. Ltd.	1,320	15,859
Ushio, Inc.	779	14,896
USS Co. Ltd.	199	15,407
West Japan Railway	12	48,916
Yahoo Japan Corp. - W/I (a)	13	30,558
Yahoo Japan Corp.	13	30,437
Yakult Honsha Co.	828	15,949
Yamada Denki Co. Ltd.	553	28,990
Yamaha Motor Co., Ltd.	933	15,970
Yamaha Corp.	1,069	15,426
Yamanouchi Pharmaceutical Co. Ltd.	3,008	101,862
Yamato Transport Co. Ltd.	2,406	34,428
Yokogawa Electric Corp.	1,452	19,666
		10,857,144
Luxembourg - 0.1%
Arcelor	2,798	63,951

Netherlands - 5.0%
ABN AMRO Holding NV	9,404	233,347
Aegon NV	7,764	104,781
Akzo Nobel NV	1,548	70,682
ASML Holding NV (a)	3,060	51,691
Corio NV	287	16,048
DSM NV	444	31,285
Euronext NV	549	19,537
European Aeronautic Defense and Space Co.	1,429	42,721
Heineken NV	1,397	48,411
Ihc Caland NV (a)	236	14,992
ING Groep NV	10,195	307,958
James Hardie Industries NV	3,325	15,397
Koninklijke Ahold NV (a)	8,926	74,755
Koninklijke Philips Electronics NV (a)	7,537	207,638
Oce NV	623	9,959
Qiagen NV (a)	880	10,382
Randstad Holding NV	231	10,284
Reed Elsevier NV	3,968	59,827
Rodamco Europe NV	278	20,795
Royal Dutch Petroleum Co.	11,622	694,894
Royal KPN NV	12,567	112,416
Royal Numico NV (a)	877	35,883
STMicroelectronics NV	3,576	59,527
TPG NV (a)	2,198	62,548
Unilever NV	3,400	231,412
Vedior NV	1,111	19,761
VNU NV	1,461	42,617
Wereldhave NV (a)	154	15,772
Wolters Kluwer NV	1,679	30,670
		2,655,990
New Zealand - 0.2%
Auckland International	1,709	9,859
Contact Energy Ltd.	2,026	9,379
Fisher & Paykel Healthcare Corp. Ltd. (a)	4,975	10,595
Fletcher Building Ltd.	3,061	14,476
Sky City Entertainment Group Ltd.	2,767	9,696
Telecom Corp. of New Zealand Ltd.	10,443	45,073
		99,078
Norway - 0.6%
DNB NOR ASA	3,555	36,320
Norsk Hydro ASA	867	71,545
Norske Skogindustrier ASA	726	14,491
Orkla ASA	1,152	42,170
Statoil ASA	2,959	50,423
Storebrand ASA	1,560	14,153
Telenor ASA	5,085	45,733
Yara International ASA (a)	1,587	24,101
		298,936
Portugal - 0.4%
Banco BPI SA	3,803	15,531
Banco Comercial Portugues SA	10,990	29,920
Banco Espirito Santo SA	884	15,357
Brisa-Auto Estradas de Portugal SA	2,484	20,964
Electricidade de Portugal SA	14,389	40,107
Portugal Telecom SGPS SA	5,312	62,255
Sonae SGPS SA	6,825	10,264
		194,398
Singapore - 0.8%
Capitaland Ltd.	6,666	9,490
City Developments Ltd.	3,954	15,450
Comfortdelgro Corp.	9,999	10,116
DBS Group Holdings Ltd.	7,590	68,511
Fraser and Neave Ltd.	1,652	15,212
Keppel Corp. Ltd.	3,480	22,979
Oversea-Chinese Banking Corp.	6,934	57,969
Singapore Airlines Ltd.	3,508	25,289
Singapore Exchange Ltd.	8,364	10,641
Singapore Press Holdings Ltd.	11,446	31,619
Singapore Technologies Engineering Ltd.	10,652	16,520
Singapore Telecommunications Ltd.	39,691	62,036
United Overseas Bank Ltd.	7,403	64,581
Venture Corp. Ltd.	1,787	14,398
		424,811
Spain - 4.0%
Abertis Infraestructuras SA	1,617	36,539
Acciona SA	176	15,881
Acerinox SA	1,267	20,779
ACS Actividades de Construccion y Servicios Sa	1,662	41,154
Altadis SA	1,771	72,438
Antena 3 de Television SA (a)	130	10,609
Banco Bilbao Vizcaya Argentaria SA	18,557	302,166
Banco Popular Espanol SA	918	59,387
Banco Santander Central Hispano SA	34,538	420,447
Cintra Concesiones de Infraestructuras de Transporte SA (a)	1,477	15,893
Corporacion Mapfre SA	662	10,196
Endesa SA	5,594	125,826
Fomento de Construcciones y Contratas SA	306	15,642
Gamesa Corporacion Tecnologica SA	770	10,232
Gas Natural SDG SA	1,090	31,343
Grupo Ferrovial SA	463	26,225
Iberdrola SA	4,493	117,546
Iberia Lineas Aereas de Espana SA	3,048	10,195
Inditex SA	1,226	36,668
Indra Sistemas SA	907	16,274
Nh Hoteles	790	10,160
Promotora De Infor	508	10,267
Repsol YPF SA	5,173	136,945
Sacyr Vallehermoso SA	888	15,921
Sociedad General de Aguas de Barcelona SA	500	10,819
Sogecable SA (a)	259	10,372
Telefonica SA	26,677	464,820
Telefonica Publicidad e Informacion SA	1,168	10,539
Union Fenosa SA	1,315	39,057
		2,104,340
Sweden - 2.3%
Assa Abloy AB	2,119	29,966
Atlas Copco AB - Series A	626	29,966
Atlas Copco AB - Series B	454	19,871
Electrolux AB	1,513	35,197
Eniro AB	917	10,828
Gambro AB	1,857	25,342
Getinge AB	1,097	16,366
Hennes & Mauritz AB	2,803	96,322
Modern Times Group AB (a)	316	9,563
Nordea Bank AB	11,984	121,172
Sandvik AB	1,199	49,850
Scania AB	577	24,560
Securitas AB - Class B	1,984	31,704
Skandia Forsakrings AB	5,984	30,379
Skandinaviska Enskilda Banken AB	2,722	51,581
Skanska AB (a)	2,181	26,370
SKF AB	536	25,051
SSAB Svenskt Stal AB	612	15,189
Svenska Cellulosa AB	1,108	41,757
Svenska Handelsbanken AB	2,999	70,825
Swedish Match AB	1,793	21,933
Tele2 AB	761	25,128
Telefonaktiebolaget LM Ericsson - Class B (a)	82,599	232,446
TeliaSonera AB	11,825	70,234
Trelleborg AB	568	9,840
Volvo AB - Class A	590	25,197
Volvo AB - Class B	1,135	50,158
		1,196,795
Switzerland - 6.7%
ABB Ltd. (a)	10,127	62,892
Adecco SA	737	40,472
Ciba Specialty Chemicals AG	465	30,083
Clariant AG	1,466	25,303
Compagnie Financiere Richemont AG	3,093	97,076
Credit Suisse Group (a)	6,302	270,485
Geberit AG	27	19,769
Givaudan SA	48	30,812
Holcim Ltd.	960	59,017
Logitech International SA (a)	249	15,141
Lonza Group AG	257	15,724
Nestle SA	2,229	609,696
Nobel Biocare Holding AG	145	30,511
Novartis AG	13,867	646,756
Rieter Holdings AG	234	73,932
Roche Holding AG	4,070	436,120
Schindler-holding AG	26	9,627
Serono SA	36	26,118
SGS SA	28	20,174
Straumann Holding AG	44	9,525
Sulzer AG	25	10,761
Swatch Group AG	266	36,552
Swiss Re	1,804	129,148
Swisscom AG	153	56,077
Syngenta AG (a)	605	63,160
Synthes, Inc.	309	34,351
UBS AG	6,120	516,650
Unaxis Holding AG (a)	75	10,532
Valora Holding	43	9,803
Zurich Financial Services AG (a)	776	136,144
		3,532,411
United Kingdom - 25.3%
3i Group Plc	3,558	45,139
Aegis Group Plc	7,857	15,141
Alliance Unichem Plc	1,498	21,891
AMEC Plc	2,726	16,416
Amvescap Plc	4,708	29,686
Anglo American Plc	8,703	206,353
ARM Holdings Plc	7,590	15,093
Arriva Plc	1,527	15,146
Associated British Ports Holdings Plc	2,366	21,479
AstraZeneca Plc	9,302	366,597
Aviva Plc	12,234	146,771
BAA Plc	6,596	72,714
BAE Systems Plc	17,710	86,827
Balfour Beatty Plc	2,656	15,681
Barclays Plc	39,672	405,489
Barratt Developments Plc	1,703	21,219
Bba Group	2,710	15,449
Bellway Plc	652	10,840
Berkeley Group Holdings Plc/The	671	10,275
BG Group Plc	19,741	153,382
BHP Billiton Plc	13,246	177,931
BOC Group Plc	2,749	52,923
Boots Group Plc	4,993	58,816
BP Plc	125,020	1,295,550
BPB Plc	3,304	30,993
Brambles Industries Plc	4,481	25,652
British Airways Plc (a)	2,997	14,948
British American Tobacco Plc	9,898	174,473
British Land Co. Plc	3,293	50,020
British Sky Broadcasting Group Plc	7,830	85,874
BT Group Plc	51,091	198,360
Bunzl Plc	2,670	26,080
Cable & Wireless Plc	14,681	35,850
Cadbury Schweppes Plc	11,898	119,250
Capita Group Plc	3,787	26,902
Carnival Plc	1,011	55,507
Cattles Plc	2,185	13,953
Centrica Plc	23,840	103,933
Close Brothers Group Plc	693	10,147
Cobham Plc	615	16,232
Compass Group Plc	12,812	58,456
Corus Group Plc (a)	24,046	24,532
Daily Mail & General Trust	1,866	25,383
Davis Service Group Plc	1,951	16,108
Diageo Plc	17,295	243,757
Dixons Group Plc	12,577	36,296
Electrocomponents Plc	2,825	13,210
Emap Plc	1,633	25,607
EMI Group Plc	4,606	20,559
Enterprise Inns Plc	2,265	32,993
Exel Plc	1,908	30,568
Firstgroup Plc	2,424	15,720
Friends Provident Plc	9,495	31,796
GKN Plc	4,250	20,375
GlaxoSmithKline Plc	33,622	770,517
Group 4 Securicor Plc (a)	7,843	20,300
GUS Plc	6,374	109,706
Hammerson Plc	1,591	24,994
Hanson Plc	4,454	42,117
Hays Plc	10,255	25,768
HBOS Plc	23,451	365,522
Hilton Group Plc	9,914	56,378
HMV Group Plc	3,256	15,394
HSBC Holdings Plc	68,088	1,076,699
ICAP Plc	2,952	15,309
IMI Plc	2,625	20,358
Imperial Chemical Industries Plc	7,087	35,817
Imperial Tobacco Group Plc	4,343	113,970
Inchcape Plc	543	20,333
Intercontinental Hotels Group Plc	3,804	44,379
International Power Plc (a)	9,311	31,532
Intertek Group Plc	1,071	15,651
Invensys Plc (a)	49,223	14,414
ITV Plc	24,159	58,195
J Sainsbury Plc	8,389	45,844
Johnson Matthey Plc	1,390	25,972
Kelda Group Plc	2,409	27,217
Kesa Electricals Plc	3,579	20,437
Kidde Plc	5,087	16,026
Kingfisher Plc	14,316	78,100
Land Securities Group Plc	2,630	64,247
Legal & General Group Plc	35,233	75,385
Liberty International Plc	1,426	25,958
Lloyds TSB Group Plc	32,604	294,440
LogicaCMG Plc	4,591	15,352
London Stock Exchange Plc	1,697	14,548
Man Group Plc	1,712	44,441
Marconi Corp. Plc (a)	1,454	14,806
Marks & Spencer Group Plc	10,412	68,063
Meggitt Plc	3,029	15,065
Mfi Furniture Group Plc	4,419	9,768
Misys Plc	3,638	15,224
Mitchells & Butlers Plc	3,348	21,791
National Grid Transco Plc	19,354	179,261
National Express Group Plc	946	16,130
Next Plc	1,616	48,605
Novar Plc	2,925	10,292
Pearson Plc	4,901	59,723
The Peninsular and Oriental Steam Navigation Co.	4,641	25,384
Persimmon Plc	1,861	26,563
Pilkington Plc	7,245	16,220
Provident Financial Plc	1,584	21,188
Prudential Plc	12,742	121,811
Punch Taverns Plc	1,653	21,486
Rank Group Plc	4,013	20,755
Reckitt Benckiser Plc	3,431	109,030
Reed Elsevier Plc	6,826	70,736
Rentokil Initial Plc	11,924	36,495
Reuters Group Plc	8,134	62,699
Rexam Plc	2,933	26,307
Rio Tinto Plc	5,743	185,647
Rolls Royce Group - B Shares	517,264	977
Rolls-Royce Group Plc (a)	9,697	44,703
Royal & Sun Alliance Insurance Group Plc	16,905	25,072
Royal Bank of Scotland Group Plc	19,525	621,200
SABMiller Plc	4,562	71,408
Sage Group Plc	8,085	30,741
Schroders Plc	714	9,537
Scottish & Newcastle Plc	4,992	43,431
Scottish & Southern Energy Plc	5,457	90,881
Scottish Power Plc	11,715	90,524
Serco Group Plc	3,419	15,777
Severn Trent Plc	2,202	38,066
Shell Transport & Trading Co. Plc	53,237	477,755
Signet Group Plc	12,766	25,928
Slough Estates Plc	2,695	24,822
Smith & Nephew Plc	5,735	53,904
Smiths Group Plc	3,348	53,860
Stagecoach Holdings Plc	4,981	10,399
Tate & Lyle Plc	2,630	26,409
Taylor Woodrow Plc	3,590	20,755
Tesco Plc	45,124	269,823
Tomkins Plc	5,090	25,412
Trinity Mirror Plc	2,017	26,713
Unilever Plc	16,521	163,244
United Business Media Plc	1,991	20,012
United Utilities Plc	3,704	44,157
United Utilities Plc - A Shares	1,982	16,869
Vodafone Group Plc	385,903	1,024,360
Whitbread Plc	1,734	30,516
William Hill Plc	2,407	25,057
Wimpey George Plc	2,489	20,691
Wolseley Plc	3,591	75,171
WPP Group Plc	6,381	72,635
Yell Group Plc	4,206	37,586
		13,317,106

TOTAL COMMON STOCKS (Cost $45,242,359)		51,619,431

PREFERRED STOCKS - 0.2%
Germany - 0.2%
Henkel KGaA	352	31,876
Porsche Ag	50	36,365
Volkswagen AG	585	21,091
		89,332
Spain - 0.0%
Amadeus Global Travel Distribution SA - A Shares	2,212	20,877

TOTAL PREFERRED STOCKS (Cost $103,334)		110,209

UNIT INVESTMENT TRUST - 1.3%
United States - 1.3%
iShares MSCI EAFE Index Fund	4,170	662,488

TOTAL UNIT INVESTMENT TRUST (Cost $584,295)		662,488

SHORT TERM INVESTMENTS - 0.6%
Northern Institutional Diversified Assets Portfolio	316,469	316,469

TOTAL SHORT TERM INVESTMENTS (Cost $316,469)		316,469
Total Investments (Cost $46,246,457)(b) - 100.1%		52,708,597
Other Liabilities in Excess of Assets - (0.1)%		(39,314)
TOTAL NET ASSETS - 100.0%		$ 52,669,283

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)
For federal income tax purposes, cost is $46,876,066 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $7,009,843 and ($1,177,312), respectively, with a net appreciation / (depreciation) of $5,832,531.

Schedule of Investments
Lehman Aggregate Bond Index Portfolio
March 31, 2005 (Unaudited)

	Shares or Principal	Value
U.S. TREASURY OBLIGATIONS - 27.9%
U.S. Treasury Bonds - 6.0%
5.250% due 11/15/2028 to 02/15/2029	$ 700,000	$ 736,574
5.500% due 08/15/2028	500,000	543,164
6.125% due 08/15/2029	200,000	235,570
6.250% due 08/15/2023	400,000	465,735
		1,981,043
U.S. Treasury Notes - 21.9%
2.250% due 02/15/2007	450,000	437,730
2.750% due 08/15/2007	760,000	741,089
3.125% due 10/15/2008	500,000	485,020
3.375% due 12/15/2008	196,000	191,421
3.625% due 05/15/2013	300,000	284,742
3.875% due 02/15/2013	150,000	144,791
4.375% due 08/15/2012	100,000	100,234
5.500% due 02/15/2008 to 05/15/2009	850,000	888,389
5.625% due 05/15/2008	300,000	314,426
5.750% due 11/15/2005 to 08/15/2010	455,000	479,293
6.000% due 08/15/2009	750,000	805,957
6.125% due 08/15/2007	500,000	525,645
6.250% due 02/15/2007	450,000	470,355
6.500% due 05/15/2005 to 02/15/2010	1,275,000	1,356,405
		7,225,497

TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,317,656)		9,206,540

U.S. GOVERNMENT AGENCY ISSUES - 10.0%
Federal Home Loan Bank - 1.5%
2.500% due 03/15/2006	500,000	494,309
Freddie Mac - 8.5%
2.375% due 04/15/2006	500,000	493,160
3.500% due 09/15/2007	1,300,000	1,284,273
5.500% due 07/15/2006	800,000	816,861
5.750% due 03/15/2009	200,000	209,906
		2,804,200

TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,375,624)		3,298,509

FOREIGN GOVERNMENT NOTE/BONDS - 0.6%
General Government, Not Elsewhere Classified - 0.6%
Italy Government International Bond
2.500% due 07/15/2008	200,000	188,991

TOTAL FOREIGN GOVERNMENT NOTE/BONDS (Cost $194,600)		188,991

CORPORATE BONDS - 20.5%
Aerospace & Defense - 0.4%
Honeywell International, Inc.
7.500% due 03/01/2010	108,000	121,205
Automobiles - 1.2%
Ford Motor Co.
6.375% due 02/01/2029	500,000	411,312
Biotechnology - 0.6%
Amgen, Inc.
6.500% due 12/01/2007	180,000	189,979
Building Products - 0.6%
Masco Corp.
5.875% due 07/15/2012	180,000	187,292
Commercial Banks - 0.6%
Key Bank National Association
5.000% due 07/17/2007	185,000	188,963
Commercial Services & Supplies - 0.5%
Pitney Bowes, Inc.
4.625% due 10/01/2012	180,000	178,196
Communications Equipment - 0.8%
GTE Corp.
6.940% due 04/15/2028	80,000	86,525
Sprint Capital Corp.
6.875% due 11/15/2028	180,000	192,706
		279,231
Consumer Finance - 0.9%
General Electric Capital Corp.
6.125% due 02/22/2011	100,000	106,826
Verizon Wireless Capital LLC
5.375% due 12/15/2006	180,000	183,374
		290,200
Diversified Financial Services -1.2%
American General Finance Corp.
5.375% due 09/01/2009	210,000	215,611
TIAA Global Markets
4.125% due 11/15/2007 (a)	180,000	179,003
		394,614
Electric Utilities - 1.3%
Exelon Generation Co LLC
5.350% due 01/15/2014	230,000	230,843
Public Service Company of NC
6.625% due 02/15/2011	180,000	197,116
		427,959
Food Products - 1.9%
Campbell Soup Co.
5.875% due 10/01/2008	230,000	240,169
Cargill Inc
5.000% due 11/15/2013 (a)	250,000	248,605
Diageo Capital PLC
3.375% due 03/20/2008	136,000	132,307
		621,081
Insurance - 0.3%
Citigroup Capital II
7.750% due 12/01/2036	100,000	106,080
Machinery - 1.4%
Eaton Corp.
5.750% due 07/15/2012	439,000	462,414
Media - 1.2%
Comcast Corp New
5.300% due 01/15/2014	100,000	98,915
EW Scripps Co.
5.750% due 07/15/2012	180,000	189,375
The Thomson Corp.
6.200% due 01/05/2012	100,000	107,707
		395,997
Metals & Mining - 0.3%
Alcoa, Inc.
6.500% due 06/01/2011	100,000	109,107
Oil & Gas - 2.3%
Colonial Pipeline Co.
6.580% due 08/28/2032 (a)	100,000	115,409
7.750% due 11/01/2010 (a)	175,000	200,301
		315,710
Conoco Funding Co.
6.350% due 10/15/2011	80,000	87,189
ConocoPhillips Holding Co.
6.350% due 04/15/2009	143,000	152,319
Devon Financing Corp ULC
6.875% due 09/30/2011	180,000	198,185
		753,403
Paper & Forest Products - 3.2%
Champion International Corp.
7.200% due 11/01/2026	200,000	232,218
Westvaco Corp.
7.950% due 02/15/2031	500,000	624,890
Weyerhaeuser Co.
6.750% due 03/15/2012	180,000	197,701
		1,054,809
Pharmaceuticals - 0.4%
Eli Lilly & Co.
2.900% due 03/15/2008	100,000	96,172
Pharmacia Corp.
5.875% due 12/01/2008	50,000	52,643
		148,815
Real Estate - 0.7%
Camden Property Trust
5.875% due 11/30/2012	100,000	103,655
Province of New Brunswick
6.750% due 08/15/2013	100,000	114,321
		217,976
Road & Rail - 0.5%
CSX Corp.
4.875% due 11/01/2009	180,000	179,738
Textiles, Apparel, & Luxury Goods - 0.2%
Cintas Corp No. 2
5.125% due 06/01/2007	68,000	69,406

TOTAL CORPORATE BONDS (Cost $6,892,214)		6,787,777

ASSET BACKED SECURITIES - 1.0%
Countrywide Asset-Backed Certificates
Series 1999-1, 6.815% due 01/25/2029	30,511	30,952
Residential Asset Securities Corp.
Series 2003-KS4, 4.610% due 06/25/2033	298,000	294,756

TOTAL ASSET BACKED SECURITIES (Cost $327,092)		325,708

MORTGAGE BACKED SECURITIES - 37.5%
Bear Stearns Commercial Mortgage Securities
Series 2003-T12 Class A3, 4.240% due 08/13/2039	350,000	340,471
Series 2003-WF2 Class A1, 7.110% due 10/15/2032	319,037	335,629
Fannie Mae Pool
Pool # 639917, 5.000% due 11/01/2017	289,191	289,451
Pool # 801322, 5.000% due 10/01/2034	1,459,666	1,428,029
Pool # 727360, 5.500% due 08/01/2018	690,011	703,948
Pool # 722267, 5.500% due 07/01/2033	1,359,286	1,363,787
Pool # 357457, 5.500% due 11/01/2033	1,132,325	1,136,075
Pool # 732114, 6.000% due 08/01/2033	312,870	319,884
Pool # 211487, 6.500% due 04/01/2023	93,706	98,738
Pool # 653650, 6.500% due 08/01/2032	863,755	898,041
Freddie Mac (Gold) Pool
Pool #E99160, 4.500% due 09/01/2018	672,608	659,815
Pool # E96460, 5.000% due 05/01/2018	1,772,803	1,775,681
Pool # C76658, 5.000% due 02/01/2033	1,165,375	1,143,483
GNMA Pass-thru M Single Family
Pool # 3583, 5.500% due 07/20/2034	1,374,645	1,386,667
JP Morgan Chase Commercial Mortgage Securities
Series 2001-C1, 5.464% due 10/12/2035	500,000	513,518

TOTAL MORTGAGE BACKED SECURITIES (Cost $12,634,815)		12,393,217

UNIT INVESTMENT TRUST - 1.6%
iShares Lehman Aggregate Bond Fund	5,100	514,743

TOTAL UNIT INVESTMENT TRUST (Cost $522,796)		514,743

SHORT TERM INVESTMENTS - 0.3%
Northern Institutional Diversified Assets Portfolio	88,354	88,354

TOTAL SHORT TERM INVESTMENTS (Cost $88,354)		88,354
Total Investments (Cost $33,353,151)(b) - 99.4%		32,803,839
Northern Institutional Liquid Asset Portfolio(c) - 29.0%		9,558,419
Other Liabilities in Excess of Assets - (28.4%)		(9,367,037)
TOTAL NET ASSETS - 100.0%		$ 32,995,221

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Rule 144(a) of the Securities Act of 1933. It may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)
For federal income tax purposes, cost is $33,353,151 and gross unrealized appreciation and depreciation of securities as of March 31, 2005 was $91,988 and ($641,300), respectively, with a net appreciation / (depreciation) of ($549,312).

(c)	The market value of the securities on loan, the collateral purchased with cash, and the noncash collateral accepted is $11,653,932, $9,558,419 and $2,288,230, respectively.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a) filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Summit Mutual Funds, Inc.

By: s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date:  May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Steven R. Sutermeister
Steven R. Sutermeister
President and Chief Executive Officer

Date: May 31, 2005

By: /s/ Thomas G. Knipper
Thomas G. Knipper
Vice President, Controller, and Chief Compliance Officer

Date: May 31, 2005